SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2019

Intermediate-Term Municipal Fund

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS — 99.7%

Alabama — 1.7%
Alabama State, 21st Century Authority, Ser A, RB
5.000%, 06/01/2020	$720	$733
Alabama State, Federal Aid Highway Finance Authority, Ser A, RB
Callable 09/01/2027 @ 100
5.000%, 09/01/2032	2,000	2,472
Alabama State, Port Authority, Ser A, AMT, RB, AGM
5.000%, 10/01/2026	1,000	1,196
Birmingham, Water Works Board of Revenue Authority, RB
5.000%, 01/01/2021	1,000	1,042
Birmingham, Water Works Board of Revenue Authority, Sub-Ser B, RB
Callable 01/01/2027 @ 100
5.000%, 01/01/2031	3,265	3,941
Birmingham-Jefferson, Civic Center Authority, Sub-Ser B, Special Tax
Callable 07/01/2028 @ 100
5.000%, 07/01/2034	2,490	2,985
5.000%, 07/01/2036	2,745	3,270
Jefferson County, Refunding Warrants, Ser A, GO
5.000%, 04/01/2025	2,500	2,946
Lower Alabama, Gas District, Ser A, RB
5.000%, 09/01/2028	3,300	4,028
5.000%, 09/01/2031	3,140	3,975
5.000%, 09/01/2034	2,000	2,610
Southeast Alabama, Gas Supply District, Ser A, RB
Callable 01/01/2024 @ 100
4.000%, 04/01/2049 (A)	5,000	5,433
University of Alabama, Ser A, RB
Callable 07/01/2022 @ 100
5.000%, 07/01/2023	2,160	2,369

		37,000

Alaska — 0.3%
Alaska State, Industrial Development & Export Authority, Ser A, RB
Pre-Refunded @ 100
5.250%, 04/01/2020 (B)	3,510	3,557

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
Anchorage, Water Revenue, Ser B, RB
Callable 05/01/2027 @ 100
5.000%, 05/01/2031	$1,500	$1,842

		5,399

Arizona — 3.6%
Arizona State, Agricultural Improvement & Power District, Salt River Project, Ser A, RB
Callable 12/01/2021 @ 100
5.000%, 12/01/2027	2,500	2,687
Arizona State, Agricultural Improvement & Power District, Salt River Project, Ser A, RB
Callable 06/01/2025 @ 100
5.000%, 12/01/2035	3,000	3,521
Arizona State, Department of Transportation, State Highway Fund Revenue, RB
Callable 07/01/2024 @ 100
5.000%, 07/01/2026	5,000	5,825
Arizona State, Health Facilities Authority, Banner Health Project, Ser A, RB
5.000%, 01/01/2023	1,490	1,657
Arizona State, Industrial Development Authority, American Charter Schools Foundation Project, RB
Callable 07/01/2027 @ 100
6.000%, 07/01/2037 (C)	1,805	2,099
Arizona State, Industrial Development Authority, Ser 2019-2, RB
3.625%, 05/20/2033	3,495	3,852
Arizona State, Salt River Project Agricultural Improvement & Power District, RB
Callable 01/01/2028 @ 100
5.000%, 01/01/2031	7,000	8,783
Chandler, Industrial Development Authority, Intel Corp. Project, AMT, RB
2.700%, 12/01/2037 (A)	4,000	4,155
Maricopa County, Industrial Development Authority, Banner Health Project, Ser A, RB
Callable 01/01/2027 @ 100
5.000%, 01/01/2031	2,250	2,719
Maricopa County, Industrial Development Authority, Christian Care Surprise Project, RB
Callable 01/01/2025 @ 102
5.750%, 01/01/2036 (C)	1,500	1,574

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
Maricopa County, Pollution Control Authority, Public Service Project, Ser B, RB
5.200%, 06/01/2043 (A)	$3,690	$3,755
Phoenix, Civic Improvement Authority, Junior Lien, RB
Callable 07/01/2027 @ 100
5.000%, 07/01/2033	3,930	4,806
Phoenix, Civic Improvement Authority, Ser A, RB
Callable 07/01/2025 @ 100
5.000%, 07/01/2028	600	712
5.000%, 07/01/2029	250	296
5.000%, 07/01/2030	500	590
5.000%, 07/01/2032	1,095	1,288
Phoenix, Civic Improvement Authority, Junior Lien, Ser Junior LIEN, RB
5.000%, 07/01/2023	2,510	2,845
Phoenix, Civic Improvement Authority, Ser B, AMT, RB
Callable 07/01/2029 @ 100
5.000%, 07/01/2030	3,100	3,877
Phoenix, Industrial Development Authority, Downtown Phoenix Student Housing, ASU Project, RB
Callable 07/01/2028 @ 100
5.000%, 07/01/2029	350	427
5.000%, 07/01/2032	115	138
5.000%, 07/01/2033	355	424
Pima County, Industrial Development Authority, American Leadership Academy Project, RB
Callable 06/15/2022 @ 100
5.000%, 06/15/2047 (C)	985	1,016
5.000%, 06/15/2052 (C)	845	869
Pima County, Industrial Development Authority, Tucson Electric Power Project, Ser A, RB
4.950%, 10/01/2020	1,145	1,177
Pima County, Sewer System Authority, RB, AGM
Pre-Refunded @ 100
5.000%, 07/01/2020 (B)	2,000	2,044
Salt Verde, Financial Gas Revenue Authority, RB
5.250%, 12/01/2024	1,330	1,544
5.250%, 12/01/2026	4,510	5,467
5.000%, 12/01/2032	2,500	3,219
5.000%, 12/01/2037	1,000	1,333

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
Tempe, Industrial Development Authority, Mirabella at ASU Project, Ser A, RB
5.500%, 10/01/2027 (C)	$900	$1,018
Tempe, Industrial Development Authority, Mirabella at ASU Project, Ser A, RB
Callable 10/01/2027 @ 100
6.000%, 10/01/2037 (C)	1,200	1,379
Yavapai County, Industrial Development Authority, Yavapai Regional Medical Center Project, Ser A, RB
Callable 08/01/2023 @ 100
5.250%, 08/01/2033	1,000	1,127

		76,223

Arkansas — 0.4%
Arkansas State, University of Arkansas, Various Facility Fayetteville Project, RB
Callable 11/01/2024 @ 100
5.000%, 11/01/2033	1,400	1,605
5.000%, 11/01/2034	1,210	1,386
Arkansas State, University of Central Arkansas, Auxiliary Project, Ser C, RB, AMBAC
6.125%, 04/01/2026	1,535	1,830
Arkansas State, University of Central Arkansas, Student Fee Project, Ser B, RB, AMBAC
6.125%, 04/01/2026	1,535	1,830
Fort Smith, Water & Sewer Revenue, RB
Callable 10/01/2028 @ 100
5.000%, 10/01/2035	1,500	1,851

		8,502

California — 7.9%
Alameda Corridor, Transportation Authority, Sub Lien, Ser B, RB
Callable 10/01/2026 @ 100
5.000%, 10/01/2034	1,000	1,180
California State, Department of Water Resources, Ser AS, RB
Pre-Refunded @ 100
5.000%, 12/01/2024 (B)	5	6
California State, Department of Water Resources, Ser AS, RB
Callable 12/01/2024 @ 100
5.000%, 12/01/2029	1,905	2,260
California State, GO
5.000%, 10/01/2024	2,090	2,466
5.000%, 08/01/2026	3,880	4,801
5.000%, 04/01/2032	1,970	2,669

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
California State, GO
Callable 09/01/2021 @ 100
5.250%, 09/01/2028	$1,750	$1,875
California State, GO
Callable 03/01/2025 @ 100
5.000%, 03/01/2026	5,000	5,980
California State, GO
Callable 08/01/2025 @ 100
5.000%, 08/01/2026	2,500	3,018
California State, GO
Callable 09/01/2026 @ 100
5.000%, 09/01/2028	3,000	3,692
5.000%, 09/01/2029	1,500	1,839
5.000%, 09/01/2030	3,395	4,144
California State, GO
Callable 10/01/2028 @ 100
5.000%, 10/01/2030	2,500	3,188
California State, GO
Callable 04/01/2029 @ 100
5.000%, 04/01/2033	7,900	10,101
California State, Health Facilities Financing Authority, Kaiser Permanente Project, Ser A1, RB
5.000%, 11/01/2027	5,225	6,694
California State, Health Facilities Financing Authority, St. Joseph Health System Project, Ser A, RB
Callable 07/01/2023 @ 100
5.000%, 07/01/2026	5,000	5,665
California State, Health Facilities Financing Authority, Stanford Health Care, Ser A, RB
Callable 11/15/2027 @ 100
5.000%, 11/15/2028	2,000	2,556
California State, Municipal Finance Authority, Caritas Project, Ser A, RB
Callable 08/15/2027 @ 100
4.000%, 08/15/2037	1,055	1,120
California State, Public Finance Authority, RB
Callable 07/01/2026 @ 103
5.000%, 07/01/2036 (C)	350	376
California State, Public Works Board, Judicial Council Project, Ser A, RB
Callable 03/01/2023 @ 100
5.000%, 03/01/2026	1,000	1,119
California State, Public Works Board, Judicial Council Project, Ser D, RB
Callable 12/01/2021 @ 100
5.250%, 12/01/2025	4,185	4,525

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
California State, Public Works Board, Ser S, RB
Callable 04/01/2027 @ 100
5.000%, 04/01/2032	$1,000	$1,227
California State, Public Works Board, Various Capital Projects, Ser H, RB
Callable 12/01/2024 @ 100
5.000%, 12/01/2025	2,795	3,305
California State, Public Works Board, Various Capital Projects, Ser I, RB
Callable 11/01/2023 @ 100
5.000%, 11/01/2024	2,500	2,861
California State, Ser C, GO
Callable 09/01/2025 @ 100
5.000%, 09/01/2030	5,015	6,005
California State, Statewide Communities Development Authority, Baptist University Project, Ser A, RB
5.125%, 11/01/2023	615	660
California State, Statewide Communities Development Authority, Loma Linda University Medical Center Project, RB
Callable 12/01/2024 @ 100
5.250%, 12/01/2034	3,875	4,357
California State, Statewide Communities Development Authority, Loma Linda University Medical Center Project, RB
Callable 06/01/2028 @ 100
5.250%, 12/01/2043 (C)	875	1,019
5.000%, 12/01/2033 (C)	390	456
California State, Statewide Communities Development Authority, Loma Linda University Medical Center Project, Ser A, RB
Callable 06/01/2026 @ 100
5.000%, 12/01/2041 (C)	2,315	2,593
California State, Statewide Communities Development Authority, University of California Irvine East, RB
5.000%, 05/15/2022	1,000	1,086
California State, Systemwide University Revenue Authority, Ser A, RB
5.000%, 11/01/2024	2,500	2,978
California State, Various Purpose, GO
Callable 08/01/2026 @ 100
5.000%, 08/01/2028	2,500	3,071
5.000%, 08/01/2030	6,500	7,920
5.000%, 08/01/2035	3,000	3,618

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
Golden State, Tobacco Securitization Project, Ser A, RB
Callable 06/01/2023 @ 100
5.000%, 06/01/2029	$915	$1,029
Golden State, Tobacco Securitization Project, Ser A, RB
Callable 06/01/2025 @ 100
5.000%, 06/01/2035	3,000	3,505
Golden State, Tobacco Securitization Project, Ser B, RB
Callable 12/16/2019 @ 20
11.464%, 06/01/2047 (D)	6,850	1,142
Golden State, Tobacco Securitization, Ser A1, RB
5.000%, 06/01/2026	1,450	1,714
5.000%, 06/01/2027	2,875	3,455
Golden State, Tobacco Securitization, Ser A1, RB
Callable 06/01/2028 @ 100
5.000%, 06/01/2034	4,960	5,855
5.000%, 06/01/2035	4,755	5,594
Imperial, Irrigation District Electric System Revenue, Ser C, RB
Callable 05/01/2026 @ 100
5.000%, 11/01/2030	1,000	1,221
Los Angeles County, Disney Concert Hall Parking Project, COP
5.000%, 09/01/2021	375	401
5.000%, 03/01/2022	625	681
Los Angeles, Department of Airports, Los Angeles International Airport Project, Ser A, AMT, RB
Callable 05/15/2023 @ 100
5.000%, 05/15/2032	2,285	2,551
Los Angeles, Department of Airports, Los Angeles International Airport Project, Ser A, AMT, RB
Callable 05/15/2025 @ 100
5.000%, 05/15/2031	840	980
5.000%, 05/15/2032	500	582
Los Angeles, Department of Water & Power, Power System Project, Ser B, RB
Callable 01/01/2024 @ 100
5.000%, 07/01/2032	2,500	2,867
North Natomas, Community Facilities District No. 4, Ser E, Special Tax
5.000%, 09/01/2020	1,335	1,371
Sacramento, Airport System Revenue, Ser B, RB
Callable 07/01/2028 @ 100
5.000%, 07/01/2033	500	625

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
Sacramento, Airport System Revenue, Sub- Ser E, RB
Callable 07/01/2028 @ 100
5.000%, 07/01/2033	$1,000	$1,248
Sacramento, Water Authority, RB
Callable 09/01/2023 @ 100
5.000%, 09/01/2026	1,395	1,596
San Diego County, Regional Airport Authority, Sub-Ser B, AMT, RB
5.000%, 07/01/2024	350	405
San Francisco City & County, Public Utilities Commission, Ser D, RB
Pre-Refunded @ 100
5.000%, 11/01/2021 (B)	3,685	3,969
San Francisco City & County, San Francisco International Airport, AMT, RB
5.000%, 01/01/2022	2,900	3,117
San Francisco City & County, San Francisco International Airport, Ser E, AMT, RB
Callable 05/01/2029 @ 100
5.000%, 05/01/2034	1,000	1,244
Southern California, Water District, Ser A, RB
Callable 07/01/2025 @ 100
5.000%, 07/01/2028	5,000	6,054
Stockton, Successor Agency to the Redevelopment Agency, Ser A, TA, AGM
Callable 09/01/2026 @ 100
5.000%, 09/01/2030	1,750	2,109
5.000%, 09/01/2031	1,815	2,176
Stockton, Unified School District, GO, AGM
5.000%, 07/01/2022	1,220	1,340
University of California, Ser Q, RB
Callable 12/30/2019 @ 100
5.250%, 05/15/2023	180	181

		167,442

Colorado — 3.1%
Colorado State, Department of Transportation, COP
Callable 06/15/2026 @ 100
5.000%, 06/15/2030	350	419
5.000%, 06/15/2031	500	598
Colorado State, Educational & Cultural Facilities Authority, RB
Callable 10/01/2027 @ 100
5.000%, 10/01/2029 (C)	575	652
5.000%, 10/01/2039 (C)	575	635
5.000%, 10/01/2049 (C)	1,340	1,464

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
Colorado State, Health Facilities Authority, Adventhealth Obligated Group Project, RB
5.000%, 11/15/2049 (A)	$2,500	$3,061
Colorado State, Health Facilities Authority, Commonspirit Health Project, Ser A, RB
Callable 08/01/2029 @ 100
5.000%, 08/01/2034	1,500	1,820
5.000%, 08/01/2037	2,000	2,398
5.000%, 08/01/2038	1,000	1,196
4.000%, 08/01/2037	1,500	1,648
4.000%, 08/01/2038	1,250	1,367
Colorado State, Health Facilities Authority, SCL Health System Project, Ser A, RB
5.000%, 01/01/2030	2,500	3,220
Colorado State, Health Facilities Authority, Sunbelt Obligated Group Project, RB
5.000%, 11/15/2036 (A)	6,425	7,864
Colorado State, Housing & Finance Authority, Ser K, RB
Callable 11/01/2028 @ 100
3.875%, 05/01/2050	1,215	1,336
Denver City & County, Airport System Revenue Authority, Ser A, AMT, RB
Callable 11/15/2027 @ 100
5.000%, 11/15/2030	1,250	1,514
Denver City & County, Airport System Revenue Authority, Ser A, RB
Callable 11/15/2026 @ 100
5.000%, 11/15/2031	1,000	1,203
Denver City & County, Airport System Revenue Authority, Sub-Ser A, AMT, RB
Callable 11/15/2023 @ 100
5.500%, 11/15/2027	10,000	11,497
Denver City & County, Airport System Revenue Authority, Sub-Ser A, AMT, RB
Callable 12/01/2028 @ 100
5.000%, 12/01/2031	2,000	2,452
Denver City & County, Airport System Revenue Authority, Sub-Ser B, RB
Callable 11/15/2023 @ 100
5.250%, 11/15/2026	2,000	2,298
Denver City & County, Convention Center Expansion Project, Ser 2018-A, COP
Callable 06/01/2026 @ 100
5.000%, 06/01/2030	1,465	1,765
Denver City & County, Convention Center Expansion Project, Ser A, COP
Callable 06/01/2026 @ 100
5.000%, 06/01/2032	1,360	1,629

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
Denver City & County, School District No. 1, Ser B, COP
Callable 03/01/2021 @ 100
5.000%, 12/01/2031	$1,185	$1,239
Denver City & County, Special Facilities, United Airlines Project, AMT, RB
Callable 10/01/2023 @ 100
5.000%, 10/01/2032	4,555	4,971
Denver, Convention Center Hotel Authority, RB
5.000%, 12/01/2025	1,900	2,224
Dominion, Water & Sanitation District, RB
Callable 12/01/2021 @ 102
5.250%, 12/01/2027	745	794
University of Colorado, Hospital Authority, RB
Callable 09/01/2021 @ 100
5.000%, 11/15/2038 (A)	5,000	5,317
University of Colorado, Ser A2, RB
Callable 06/01/2028 @ 100
5.000%, 06/01/2031	1,240	1,570

		66,151

Connecticut — 1.5%
Connecticut State, Health & Educational Facilities Authority, RB
5.000%, 07/01/2025	390	456
5.000%, 07/01/2026	255	304
Connecticut State, Health & Educational Facilities Authority, Ser B, RB
Callable 12/01/2026 @ 102
5.000%, 12/01/2036	1,230	1,446
Connecticut State, Health & Educational Facility Authority, Sacred Heart University Project, RB
Callable 07/01/2027 @ 100
5.000%, 07/01/2034	900	1,087
5.000%, 07/01/2036	700	842
Connecticut State, Ser A, GO
Callable 10/15/2023 @ 100
5.000%, 10/15/2025	10,000	11,324
Connecticut State, Ser C, GO
5.000%, 06/15/2026	2,460	2,978
Connecticut State, Ser E, GO
Callable 09/15/2028 @ 100
5.000%, 09/15/2029	5,000	6,251
Connecticut State, Special Tax Obligation Transportation Infrastructure, Ser A, RB
Callable 09/01/2024 @ 100
5.000%, 09/01/2034	2,500	2,848

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
Connecticut State, Special Tax Obligation Transportation Infrastructure, Ser A, RB
Callable 08/01/2025 @ 100
5.000%, 08/01/2028	$1,950	$2,301
Connecticut State, Special Tax Obligation Transportation Infrastructure, Ser B, RB
Callable 10/01/2028 @ 100
5.000%, 10/01/2030	2,000	2,493

		32,330

Delaware — 0.0%
Kent County, Student Housing and Dining Facility, RB
Callable 01/01/2028 @ 100
5.000%, 07/01/2040	440	494

District of Columbia — 0.5%
Metropolitan Washington, Airports Authority, AMT, RB
Callable 10/01/2027 @ 100
5.000%, 10/01/2028	2,000	2,462
Metropolitan Washington, Airports Authority, Ser A, AMT, RB
5.000%, 10/01/2027	4,500	5,573
Metropolitan Washington, Airports Authority, Ser A, AMT, RB
Callable 10/01/2023 @ 100
5.000%, 10/01/2027	2,705	3,056

		11,091

Florida — 6.5%
Alachua County, Celebration Pointe, Community Development District No. 1, SA
4.750%, 05/01/2024	350	369
Alachua County, Health Facilities Authority, RB
Callable 06/01/2026 @ 100
5.000%, 12/01/2037 (A)	4,000	4,760
Alachua County, Health Facilities Authority, RB
Callable 12/01/2029 @ 100
5.000%, 12/01/2030	1,500	1,873
Broward County, Airport System Revenue, AMT, RB
Callable 10/01/2027 @ 100
5.000%, 10/01/2034	1,300	1,558
5.000%, 10/01/2035	2,000	2,391
Broward County, Airport System Revenue, RB
5.000%, 07/01/2027	2,885	3,628

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
Broward County, Airport System Revenue, Ser B, AMT, RB
5.000%, 10/01/2029	$1,000	$1,266
Broward County, Port Facilities Revenue, Ser B, AMT, RB
5.000%, 09/01/2021 (E)	1,675	1,778
5.000%, 09/01/2021	825	878
Broward County, Shool District, Ser A, COP
5.000%, 07/01/2028	5,000	6,348
Central Florida, Expressway Authority, RB
Callable 07/01/2027 @ 100
5.000%, 07/01/2029	1,250	1,541
Central Florida, Expressway Authority, Ser B, RB
Callable 07/01/2029 @ 100
5.000%, 07/01/2030	2,000	2,544
Florida State, Capital Trust Agency, Tuscan Gardens Community, Senior Living, Ser A, RB
Callable 04/01/2022 @ 103
7.000%, 04/01/2035	1,205	1,231
Florida State, Citizens Property Insurance, Coastal Account, Ser A1, RB
Callable 12/01/2024 @ 100
5.000%, 06/01/2025	15,000	17,668
Florida State, Citizens Property Insurance, Personal & Commercial Lines Account, Senior Secured, Ser A, RB
5.000%, 06/01/2021	5,000	5,281
Florida State, Department of Transportation, Right of Way Project, Ser A, GO
5.000%, 07/01/2020	1,500	1,533
Florida State, Development Finance, Surface Transportation Facility, AMT, RB
Callable 01/01/2020 @ 105
6.500%, 01/01/2049 (A)(C)	3,600	3,402
Florida State, GO
Callable 07/01/2028 @ 100
4.000%, 07/01/2033	5,000	5,803
Florida State, Higher Educational Facilities Financial Authority, Ringling College Project, RB
Callable 03/01/2027 @ 100
5.000%, 03/01/2037	1,295	1,506
Florida State, Municipal Power Agency, All Requirements Power Project, RB
Callable 10/01/2025 @ 100
5.000%, 10/01/2028	1,000	1,187
Florida State, Municipal Power Agency, Ser A, RB
5.000%, 10/01/2024	1,480	1,738

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
Florida State, Sunshine Skyway Bridge, Ser A, RB
Callable 07/01/2029 @ 100
4.000%, 07/01/2033	$2,930	$3,401
Florida State, Turnpike Authority, Department of Transportation, Ser C, RB
5.000%, 07/01/2023	7,500	8,503
Florida State, University Bridge, Student Housing Project, RB
Callable 12/01/2028 @ 100
5.250%, 12/01/2043 (C)	3,000	3,179
Gainesville, Utilities System Revenue, Ser A, RB
Callable 10/01/2027 @ 100
5.000%, 10/01/2031	2,000	2,483
Greater Orlando Aviation Authority, Ser A, AMT, RB
Callable 10/01/2029 @ 100
5.000%, 10/01/2030	1,500	1,895
Hillsborough County, Solid Waste & Resource Recovery Revenue, Ser A, AMT, RB
Callable 09/01/2026 @ 100
5.000%, 09/01/2031	3,695	4,333
Jacksonville, Special Revenue Authority, RB
Callable 10/01/2024 @ 100
5.000%, 10/01/2027	4,265	4,971
JEA Electric System Revenue, Sub-Ser A, RB
Pre-Refunded @ 100
5.000%, 10/01/2023 (B)	1,870	2,138
Lee County, Solid Waste System Revenue, AMT, RB, NATL
5.000%, 10/01/2026	2,425	2,861
Lee County, Transportation Facilities Revenue, RB, AGM
5.000%, 10/01/2023	1,800	2,049
Miami Beach, Redevelopment Agency, TA
Callable 02/01/2024 @ 100
5.000%, 02/01/2030	2,500	2,825
Miami-Dade County, Educational Facilities Authority, University of Miami Project, Ser A, RB
Callable 04/01/2025 @ 100
5.000%, 04/01/2030	430	499
5.000%, 04/01/2031	910	1,052
Miami-Dade County, School Board Foundation, Ser B, COP
Callable 05/01/2025 @ 100
5.000%, 05/01/2026	6,985	8,241

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
Miami-Dade County, Seaport Project, Ser A, RB
Callable 10/01/2023 @ 100
5.500%, 10/01/2027	$1,330	$1,520
Orange County, Tourist Development Tax Revenue, Ser B, RB
Callable 10/01/2026 @ 100
5.000%, 10/01/2032	3,270	3,939
Orlando, Utilities Commission, Ser ES, RB
Callable 10/01/2027 @ 100
5.000%, 10/01/2036	3,500	4,289
Palm Beach County, Health Facilities Authority, Retirement Life Community Project, RB
Callable 11/15/2026 @ 100
5.000%, 11/15/2032	5,850	6,847
Port Saint Lucie, Utility System Revenue, RB
Callable 09/01/2026 @ 100
5.000%, 09/01/2029	1,500	1,817
South Miami, Health Facilities Authority, Baptist Health South Florida, RB
Callable 08/15/2027 @ 100
5.000%, 08/15/2031	3,000	3,664

		138,789

Georgia — 3.5%
Atlanta, Department of Aviation, Ser B, AMT, RB
Callable 07/01/2029 @ 100
4.000%, 07/01/2049	3,000	3,310
Atlanta, Development Authority, Downtown Stadium Project, Ser A1, RB
Callable 07/01/2025 @ 100
5.000%, 07/01/2032	2,595	3,050
Atlanta, Water & Wastewater Revenue Authority, RB
Callable 05/01/2025 @ 100
5.000%, 11/01/2033	5,010	5,871
Atlanta, Water & Wastewater Revenue Authority, Ser B, RB
Callable 11/01/2023 @ 100
5.250%, 11/01/2028	3,000	3,451
Clarke County, Hospital Authority, Piedmont Healthcare, RB
5.000%, 07/01/2022	2,875	3,147
5.000%, 07/01/2024	1,075	1,248
Fulton County, Development Authority, RB
Callable 04/01/2027 @ 100
5.000%, 04/01/2033	1,000	1,195

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
Georgia State, Main Street Natural Gas, Ser A1, RB
5.500%, 09/15/2028	$1,915	$2,436
5.250%, 09/15/2020	3,740	3,850
Georgia State, Municipal Electric Authority, Project One, Sub-Ser A, RB
Callable 07/01/2026 @ 100
5.000%, 01/01/2028	4,140	4,900
Georgia State, Municipal Electric Authority, RB
Callable 07/01/2028 @ 100
5.000%, 01/01/2032	1,025	1,240
5.000%, 01/01/2035	1,500	1,802
Georgia State, Municipal Electric Authority, RB, AGM
Callable 07/01/2028 @ 100
4.000%, 01/01/2044	3,250	3,541
Georgia State, Municipal Electric Authority, Sub-Ser A, RB
5.000%, 01/01/2024	555	629
Georgia State, Municipal Gas Authority, Gas Portfolio III Project, Ser U, RB
5.000%, 10/01/2020	1,000	1,031
Georgia State, Ser A, GO
Callable 07/01/2028 @ 100
5.000%, 07/01/2030	3,270	4,176
Georgia State, Ser A1, GO
5.000%, 02/01/2024	5,000	5,782
Georgia State, Ser C, GO
5.000%, 10/01/2021	3,000	3,212
Georgia State, Ser I, GO
5.000%, 07/01/2021	4,115	4,366
Henry County, Hospital Authority, Piedmont Fayette Hospital Project, RB
Callable 07/01/2024 @ 100
5.000%, 07/01/2026	1,650	1,908
5.000%, 07/01/2027	1,390	1,603
Main Street Natural Gas, Ser B, RB
Callable 06/01/2023 @ 100
1.944%, 04/01/2048 (A)	1,865	1,865
Main Street Natural Gas, Ser C, RB
Callable 06/01/2026 @ 100
4.000%, 03/01/2050 (A)	6,640	7,496
Main Street Natural Gas, Sub-Ser C, RB
Callable 09/01/2023 @ 100
4.000%, 08/01/2048 (A)	4,000	4,364

		75,473

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)

Hawaii — 0.5%
Hawaii State, Airports System Revenue, Ser A, AMT, RB
Callable 07/01/2028 @ 100
5.000%, 07/01/2032	$3,000	$3,679
Hawaii State, Ser FW, GO
Callable 01/01/2029 @ 100
4.000%, 01/01/2034	2,000	2,327
4.000%, 01/01/2037	4,500	5,176

		11,182

Idaho — 0.0%
Idaho State, Building Authority, Lewis-Clark State College Project, Ser F, RB
5.000%, 09/01/2023	820	890

Illinois — 8.8%
Chicago, Airport Authority, O’Hare International Airport, RB
Callable 01/01/2023 @ 100
5.500%, 01/01/2027	2,000	2,246
Chicago, Airport Authority, O’Hare International Airport, Ser A, AMT, RB
Callable 01/01/2025 @ 100
5.000%, 01/01/2029	5,000	5,740
Chicago, Airport Authority, O’Hare International Airport, Ser A, AMT, RB
Callable 07/01/2028 @ 100
5.000%, 07/01/2038	1,500	1,764
Chicago, Airport Authority, O’Hare International Airport, Ser A, AMT, RB
Callable 01/01/2029 @ 100
5.000%, 01/01/2036	1,290	1,563
Chicago, Airport Authority, O’Hare International Airport, Ser B, RB
Callable 01/01/2025 @ 100
5.000%, 01/01/2030	4,000	4,632
5.000%, 01/01/2032	5,840	6,731
Chicago, Airport Authority, O’Hare International Airport, Ser B, RB
Callable 01/01/2026 @ 100
5.000%, 01/01/2035	3,500	4,099
Chicago, Airport Authority, O’Hare International Airport, Ser C, RB
Callable 01/01/2026 @ 100
5.000%, 01/01/2031	2,450	2,891
Chicago, Board of Education, Ser B, GO
5.000%, 12/01/2027	650	756
5.000%, 12/01/2028	100	117

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
Chicago, Board of Education, Ser C, GO
Callable 12/01/2027 @ 100
5.000%, 12/01/2030	$2,840	$3,277
5.000%, 12/01/2034	2,840	3,243
Chicago, Board of Education, Special Tax
Callable 04/01/2027 @ 100
5.000%, 04/01/2033	500	572
5.000%, 04/01/2034	620	707
5.000%, 04/01/2036	445	505
5.000%, 04/01/2037	725	821
Chicago, Midway International Airport, Ser A, AMT, RB
Callable 01/01/2024 @ 100
5.000%, 01/01/2028	2,970	3,343
Chicago, Ser A, GO
Callable 01/01/2024 @ 100
5.250%, 01/01/2029	1,210	1,337
Chicago, Ser A, GO
Callable 01/01/2029 @ 100
5.500%, 01/01/2035	3,020	3,665
Chicago, Ser C, GO
5.000%, 01/01/2026	1,130	1,287
Chicago, Waterworks Revenue, RB
5.000%, 11/01/2026	1,820	2,184
Chicago, Waterworks Revenue, RB
Callable 11/01/2026 @ 100
5.000%, 11/01/2027	2,360	2,799
Chicago, Waterworks Revenue, Second Lien Project, RB
Callable 11/01/2024 @ 100
5.000%, 11/01/2029	1,000	1,133
5.000%, 11/01/2034	1,500	1,685
Chicago, Waterworks Revenue, Ser 2017-2, RB, AGM
Callable 11/01/2027 @ 100
5.000%, 11/01/2035	5,000	5,914
Cook County, Ser A, GO
Callable 11/15/2020 @ 100
5.250%, 11/15/2033	3,500	3,614
Cook County, Tax Revenue Authority, RB
Callable 11/15/2027 @ 100
5.000%, 11/15/2035	4,000	4,756
Illinois State, Development Authority, Memorial Group Project, RB
Pre-Refunded @ 100
7.125%, 11/01/2023 (B)	3,310	4,047
Illinois State, Finance Authority, Advocate Health Care Network Project, RB
Callable 06/01/2023 @ 100
5.000%, 06/01/2026	6,410	7,190

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
Illinois State, Finance Authority, Chicago International Charter School Project, RB
Callable 12/01/2027 @ 100
5.000%, 12/01/2037	$1,500	$1,677
Illinois State, Finance Authority, Health Care System Project, Ser A, RB
Callable 11/15/2025 @ 100
5.000%, 11/15/2029	1,885	2,199
Illinois State, Finance Authority, Northwestern University, RB
Callable 12/01/2025 @ 100
5.000%, 12/01/2026	2,500	3,018
Illinois State, Finance Authority, Rehabilitation Institute of Chicago Project, RB
Callable 07/01/2023 @ 100
5.500%, 07/01/2028	1,000	1,124
Illinois State, Finance Authority, Ser C, RB
Callable 11/29/2019 @ 100
1.110%, 07/01/2032 (A)(F)	1,890	1,890
Illinois State, Finance Authority, University Medical Center Project, Ser A, RB
Callable 05/15/2025 @ 100
5.000%, 11/15/2033	1,050	1,204
Illinois State, Finance Authority, University Medical Center Project, Ser B, RB
Callable 05/15/2025 @ 100
5.000%, 11/15/2034	2,000	2,288
Illinois State, Finance Authority, University of Chicago Project, Ser A, RB
Callable 10/01/2021 @ 100
5.000%, 10/01/2030	1,000	1,063
Illinois State, Finance Authority, University of Illinois Chicago Project, RB
Callable 08/15/2027 @ 100
5.000%, 02/15/2028	260	306
5.000%, 02/15/2030	390	454
5.000%, 02/15/2032	265	306
5.000%, 02/15/2037	570	650
Illinois State, GO
4.000%, 02/01/2024	1,585	1,685
Illinois State, GO
Callable 03/01/2022 @ 100
5.000%, 03/01/2036	1,215	1,273
Illinois State, GO
Callable 01/01/2026 @ 100
5.000%, 01/01/2029	6,930	7,766
Illinois State, GO
Callable 11/01/2026 @ 100
5.000%, 11/01/2036	2,970	3,313

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
Illinois State, Municipal Electric Agency, Ser A, RB
Callable 08/01/2025 @ 100
5.000%, 02/01/2032	$5,000	$5,809
Illinois State, Railsplitter Tobacco Settlement Authority, RB
5.250%, 06/01/2020	2,695	2,746
Illinois State, Regional Transportation Authority, RB, AGM
6.000%, 06/01/2025	3,000	3,579
Illinois State, Regional Transportation Authority, Ser A, RB, NATL
6.000%, 07/01/2031	1,000	1,343
5.500%, 07/01/2023	2,095	2,393
Illinois State, Regional Transportation Authority, Ser B, RB, NATL
5.500%, 06/01/2020	2,710	2,766
Illinois State, Ser A, RB, BAM
5.000%, 06/15/2028	4,600	5,522
Illinois State, Ser B, GO
Callable 11/01/2029 @ 100
4.000%, 11/01/2034	6,025	6,380
Illinois State, Ser C, GO
Callable 11/01/2027 @ 100
5.000%, 11/01/2029	1,910	2,174
Illinois State, Ser D, GO
5.000%, 11/01/2023	1,000	1,099
Illinois State, Ser D, GO
Callable 11/01/2027 @ 100
5.000%, 11/01/2028	1,000	1,143
Illinois State, Sports Facilities Authority, RB, BAM
5.000%, 06/15/2029	1,500	1,834
Illinois State, Tax Revenue Authority, RB
Callable 06/15/2023 @ 100
5.000%, 06/15/2024	2,500	2,717
Illinois State, Toll Highway Authority, Ser A, RB
Callable 01/01/2023 @ 100
5.000%, 01/01/2031	3,035	3,339
Illinois State, Toll Highway Authority, Ser A, RB
Callable 01/01/2026 @ 100
5.000%, 12/01/2032	2,000	2,338
Illinois State, Toll Highway Authority, Ser A1, RB
Callable 01/01/2020 @ 100
5.000%, 01/01/2025	1,250	1,254

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
Illinois State, Toll Highway Authority, Ser B, RB
Callable 01/01/2024 @ 100
5.000%, 01/01/2032	$1,250	$1,410
Metropolitan Chicago, Water Reclamation District, Ser A, GO
5.000%, 12/01/2023	2,250	2,563
Metropolitan Chicago, Water Reclamation District, Ser A, GO
Callable 12/01/2026 @ 100
5.000%, 12/01/2031	3,275	3,902
Metropolitan Pier & Exposition Authority, McCormick Place Expansion Project, RB
Callable 12/15/2027 @ 100
5.000%, 12/15/2031	250	284
5.000%, 12/15/2032	255	289
5.000%, 12/15/2033	300	339
5.000%, 12/15/2034	400	450
Railsplitter Tobacco Settlement Authority, RB
Callable 06/01/2026 @ 100
5.000%, 06/01/2027	6,100	7,329
Sales Tax Securitization, Ser A, RB
Callable 01/01/2028 @ 100
5.000%, 01/01/2034	3,760	4,386
5.000%, 01/01/2037	1,000	1,157
University of Illinois, Ser A, RB
Callable 04/01/2023 @ 100
5.000%, 04/01/2028	3,210	3,560
University of Illinois, Ser A, RB
Callable 04/01/2024 @ 100
5.000%, 04/01/2028	2,035	2,315

		187,254

Indiana — 1.2%
Indiana State, Educational Facilities Finance Authority, Butler University Project, Ser S, RB
Callable 02/01/2022 @ 100
5.000%, 02/01/2029	1,000	1,069
Indiana State, Finance Authority, Indianapolis Power & Light Company Project, Ser S, RB
3.125%, 12/01/2024	1,930	2,064
Indiana State, Finance Authority, Stadium Project, Ser A, RB
Callable 08/01/2025 @ 100
5.250%, 02/01/2035	2,000	2,382
Indiana State, Finance Authority, University Health Project, Ser A, RB
5.000%, 12/01/2024	2,000	2,355

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
Indiana State, Municipal Power Agency, Ser A, RB
Callable 01/01/2028 @ 100
5.000%, 01/01/2032	$2,000	$2,451
Indianapolis, Local Public Improvement Bond Bank, Indianapolis Airport Authority, AMT, RB
5.000%, 01/01/2023	5,750	6,357
Richmond, Hospital Authority, Reid Hospital Project, RB
Callable 01/01/2025 @ 100
5.000%, 01/01/2035	3,400	3,797
Whiting, Industry Environmental Facilities, BP Products North America Project, AMT, RB
5.000%, 11/01/2047 (A)	5,000	5,749

		26,224

Iowa — 0.1%
Iowa State, Finance Authority, RB
Callable 11/15/2020 @ 100
2.875%, 05/15/2049	225	227
Iowa State, Finance Authority, State Revolving Fund, RB
Pre-Refunded @ 100
5.000%, 08/01/2021 (B)	1,500	1,596
Iowa Student Loan Liquidity, Ser B, AMT, RB
5.000%, 12/01/2022	190	209

		2,032

Kansas — 0.5%
Kansas State, Department of Transportation, RB
Callable 09/01/2025 @ 100
5.000%, 09/01/2033	3,500	4,146
Kansas State, Development Finance Authority, Adventist Health Sunbelt Project, RB
Callable 05/15/2022 @ 100
5.000%, 11/15/2029	4,000	4,323
Wyandotte County, Kansas City Sales Tax, Vacation Village Project, RB
Callable 09/01/2025 @ 100
5.000%, 09/01/2027	1,180	1,280

		9,749

Kentucky — 1.7%
Kentucky State, Public Energy Authority, Ser A, RB
Callable 01/02/2024 @ 100
4.000%, 04/01/2048 (A)	15,280	16,640

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
Kentucky State, Public Energy Authority, Ser B, RB
Callable 10/01/2024 @ 100
4.000%, 01/01/2049 (A)	$17,500	$19,332

		35,972

Louisiana — 1.3%
East Baton Rouge, Sewerage Commission, Ser B, RB
Callable 02/01/2025 @ 100
5.000%, 02/01/2027	1,000	1,178
Louisiana State, Highway Improvement, Ser A, RB
Callable 06/15/2024 @ 100
5.000%, 06/15/2025	2,000	2,316
5.000%, 06/15/2030	1,500	1,714
Louisiana State, Public Facilities Authority, Tulane University Project, Ser A, RB
Callable 12/15/2026 @ 100
5.000%, 12/15/2030	3,000	3,600
Louisiana State, Stadium & Exposition District, Ser A, RB
5.000%, 07/01/2022	1,000	1,094
Louisiana State, Tobacco Settlement Financing, Ser A, RB
Callable 05/15/2020 @ 100
5.500%, 05/15/2030	2,000	2,044
New Orleans, Aviation Board, General North Terminal Project, Ser B, AMT, RB, AGM
Callable 01/01/2025 @ 100
5.000%, 01/01/2028	3,000	3,453
5.000%, 01/01/2032	2,100	2,391
5.000%, 01/01/2033	2,100	2,386
New Orleans, Aviation Board, RB, AGM
Callable 01/01/2028 @ 100
5.000%, 01/01/2031	1,260	1,531
New Orleans, Aviation Board, RB, AGM
Callable 10/01/2028 @ 100
5.000%, 10/01/2036	1,550	1,868
New Orleans, Ernest N Morial Exhibition Hall Authority, Special Tax
Callable 07/15/2022 @ 100
5.000%, 07/15/2026	1,000	1,091
5.000%, 07/15/2027	1,750	1,907
Parish of St. John the Baptist, RB
2.200%, 06/01/2037 (A)	1,000	1,002

		27,575

Maryland — 2.1%
Baltimore, Convention Center Hotel, RB
Callable 09/01/2027 @ 100
5.000%, 09/01/2035	1,250	1,457

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
Baltimore, Harbor Point Project, TA
Callable 06/01/2029 @ 100
3.500%, 06/01/2039 (C)	$380	$382
3.450%, 06/01/2035 (C)	180	181
3.400%, 06/01/2034 (C)	170	171
3.350%, 06/01/2033 (C)	160	161
3.300%, 06/01/2032 (C)	145	146
3.250%, 06/01/2031 (C)	130	131
Maryland State, Community Development Administration, Ser C, RB
Callable 03/01/2029 @ 100
3.500%, 03/01/2050	620	668
Maryland State, Economic Development Authority, Transportation Facilities Project, Ser A, RB
Pre-Refunded @ 100
5.375%, 06/01/2020 (B)	2,820	2,879
Maryland State, Health & Higher Educational Facilities Authority, Adventist HealthCare, RB
Callable 01/01/2027 @ 100
5.500%, 01/01/2036	2,000	2,391
Maryland State, Health & Higher Educational Facilities Authority, Johns Hopkins Health Systems Project, RB
Callable 07/01/2022 @ 100
5.000%, 07/01/2030	1,165	1,275
Maryland State, Health & Higher Educational Facilities Authority, Lifebridge Health, RB
Callable 07/01/2026 @ 100
4.000%, 07/01/2035	1,000	1,100
Maryland State, Health & Higher Educational Facilities Authority, University of Maryland Medical System, Ser B, RB
Callable 07/01/2027 @ 100
5.000%, 07/01/2032	5,000	6,010
Maryland State, Ser A, GO
5.000%, 03/15/2025	5,000	5,961
Maryland State, Ser C, GO
5.000%, 08/01/2024	3,000	3,518
Maryland State, Transportation Authority, AMT, RB
5.000%, 06/01/2027	4,850	5,972
Montgomery County, Ser A, GO
5.000%, 11/01/2023	7,000	8,029
Montgomery County, Ser A, GO
Callable 11/01/2024 @ 100
5.000%, 11/01/2028	1,625	1,904

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
Prince George’s County, Collington Episcopal Life Project, RB
Callable 04/01/2027 @ 100
5.000%, 04/01/2030	$2,880	$3,145

		45,481

Massachusetts — 2.7%
Massachusetts Bay, Transportation Authority, Ser B, RB
5.250%, 07/01/2021	2,000	2,129
Massachusetts State, Development Finance Agency, Lahey Health System Project, Ser F, RB
Pre-Refunded @ 100
5.000%, 08/15/2020 (B)	1,500	1,540
Massachusetts State, Development Finance Agency, Partner Health Care, RB
Pre-Refunded @ 100
5.000%, 07/01/2021 (B)	755	800
Massachusetts State, Development Finance Agency, Provident Commonwealth Education Resources, RB
Callable 10/01/2026 @ 100
5.000%, 10/01/2027	2,965	3,511
Massachusetts State, Development Finance Agency, Ser A, RB
Callable 01/01/2029 @ 100
5.000%, 07/01/2034	1,325	1,604
Massachusetts State, Development Finance Agency, Tufts Medical Center Project, RB
5.125%, 01/01/2020 (E)	1,655	1,660
Massachusetts State, Development Finance Agency, UMass Student Housing Project, RB
5.000%, 10/01/2026	2,225	2,645
Massachusetts State, Educational Financing Authority, Ser A, AMT, RB
5.000%, 07/01/2025	2,500	2,925
Massachusetts State, Educational Financing Authority, Ser B, AMT, RB
5.000%, 07/01/2028	1,750	2,143
Massachusetts State, Educational Financing Authority, Ser K, AMT, RB
5.000%, 07/01/2022	5,000	5,435
Massachusetts State, Federal Highway Grant, Accelerated Bridge Project, Ser S, RB
Callable 06/15/2025 @ 100
5.000%, 06/15/2026	2,500	2,993

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
Massachusetts State, Port Authority, Ser A, AMT, RB
Callable 07/01/2027 @ 100
5.000%, 07/01/2029	$1,855	$2,266
Massachusetts State, Port Authority, Ser A, AMT, RB
Callable 07/01/2029 @ 100
5.000%, 07/01/2030	1,330	1,659
Massachusetts State, Port Authority, Ser A, RB
Callable 07/01/2025 @ 100
5.000%, 07/01/2031	1,250	1,479
Massachusetts State, Port Authority, Ser B, RB
Callable 07/01/2022 @ 100
5.000%, 07/01/2026	1,500	1,645
Massachusetts State, School Building Authority, Ser C, RB
Callable 08/15/2025 @ 100
5.000%, 08/15/2029	1,370	1,639
Massachusetts State, Ser A, GO
Callable 01/01/2029 @ 100
5.000%, 01/01/2035	5,500	6,919
Massachusetts State, Ser D, GO
Callable 05/01/2029 @ 100
4.000%, 05/01/2034	6,500	7,567
Massachusetts State, Transportation Trust Fund Metropolitan Highway System Revenue, Ser A, RB
Callable 01/01/2029 @ 100
5.000%, 01/01/2034	3,000	3,741
Massachusetts State, Water Pollution Abatement Trust, RB
5.000%, 08/01/2023	2,265	2,577

		56,877

Michigan — 2.3%
Great Lakes, Water Authority Water Supply System, Ser C, RB
5.000%, 07/01/2031	3,665	4,359
Great Lakes, Water Authority Water Supply System, Ser D, RB
5.000%, 07/01/2036	5,000	5,857
Michigan State, Finance Authority, Detroit Water Sewage, RB, AGM
5.000%, 07/01/2022	5,000	5,478
5.000%, 07/01/2023	2,500	2,828
Michigan State, Finance Authority, Detroit Water Sewage, RB, AGM
Callable 07/01/2024 @ 100
5.000%, 07/01/2030	1,000	1,153

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
Michigan State, Finance Authority, Government Loan Program, RB
Callable 07/01/2025 @ 100
5.000%, 07/01/2034	$2,565	$2,980
Michigan State, Finance Authority, Government Loan Project, Ser A, RB
5.000%, 05/01/2020	5,000	5,075
Michigan State, Finance Authority, Hospital Oakwood Project, RB
Callable 08/15/2023 @ 100
5.000%, 08/15/2031	3,300	3,678
Michigan State, Finance Authority, Hospital Sparrow Project, RB
Callable 05/15/2025 @ 100
5.000%, 11/15/2033	2,755	3,171
Michigan State, Finance Authority, Hospital Trinity Health Credit, RB
Callable 12/01/2027 @ 100
5.000%, 12/01/2034	2,000	2,434
Michigan State, Housing Development Authority, Ser B, RB
Callable 12/01/2028 @ 100
3.750%, 06/01/2050	280	305
Michigan State, Strategic Fund, AMT, RB
Callable 12/31/2028 @ 100
5.000%, 12/31/2031	3,500	4,322
Michigan State, Tobacco Settlement Finance Authority, Ser A, RB
Callable 12/16/2019 @ 100
6.000%, 06/01/2034	1,140	1,146
Utica Community Schools, GO, Q-SBLF
5.000%, 05/01/2025	2,500	2,964
Wayne County, Airport Authority, Ser D, RB
Callable 12/01/2025 @ 100
5.000%, 12/01/2030	1,300	1,540
5.000%, 12/01/2031	1,800	2,127

		49,417

Minnesota — 0.9%
Apple Valley, Senior Living Project, RB
Callable 01/01/2022 @ 100
5.500%, 01/01/2029	1,390	1,461
5.500%, 01/01/2031	1,275	1,336
5.250%, 01/01/2037	2,045	2,119
Minneapolis & St. Paul, Metropolitan Airports Commission, Ser C, RB
Callable 01/01/2027 @ 100
5.000%, 01/01/2029	300	367
5.000%, 01/01/2031	300	365

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
Minnesota State, Municipal Power Agency, Ser A, RB
5.000%, 10/01/2022	$200	$221
Minnesota State, Municipal Power Agency, Ser A, RB
Callable 10/01/2024 @ 100
5.000%, 10/01/2025	350	409
5.000%, 10/01/2027	600	697
Minnesota State, Various Purposes, GO
5.000%, 08/01/2020	1,945	1,995
Minnesota State, Various Purposes, Ser F, GO
5.000%, 10/01/2022	5,000	5,540
Rochester, Mayo Clinic Project, Ser C, RB
4.500%, 11/15/2038 (A)	1,535	1,630
St. Cloud, Centracare Health System, Ser A, RB
Callable 05/01/2026 @ 100
5.000%, 05/01/2030	1,115	1,329
5.000%, 05/01/2031	695	826
University of Minnesota, Ser A, RB
Pre-Refunded @ 100
5.250%, 12/01/2020 (B)	1,370	1,426

		19,721

Mississippi — 0.1%
West Rankin, Utility Authority, RB, AGM
Callable 01/01/2025 @ 100
5.000%, 01/01/2029	1,100	1,278

Missouri — 1.9%
Bi-State, Development Agency of the Missouri-Illinois Metropolitan District, RB
Callable 10/01/2029 @ 100
4.000%, 10/01/2036	995	1,154
Kansas City, Airport Revenue, General Improvement Project, Ser A, AMT, RB
Callable 09/01/2021 @ 100
5.000%, 09/01/2023	8,015	8,521
Kansas City, Land Clearance Redevelopment Authority, Convention Center Hotel Project, RB
Callable 02/01/2028 @ 100
5.000%, 02/01/2040 (C)	230	253
4.375%, 02/01/2031 (C)	600	649
Kansas City, Sanitary Sewer System Revenue, Sub-Ser A, RB
Callable 01/01/2028 @ 100
5.000%, 01/01/2032	1,000	1,246

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
Missouri State, Development Finance Board, Branson Landing Project, Ser A, RB
Callable 06/01/2023 @ 100
5.000%, 06/01/2027	$2,295	$2,553
Missouri State, Health & Educational Facilities Authority, CoxHealth, Ser A, RB
Callable 11/15/2025 @ 100
5.000%, 11/15/2034	3,000	3,470
Missouri State, Health & Educational Facilities Authority, Saint Lukes Health System, RB
Callable 05/15/2026 @ 100
5.000%, 11/15/2028	1,000	1,193
Missouri State, Health & Educational Facilities Authority, SSM Health Care Project, Ser A, RB
Callable 06/01/2024 @ 100
5.000%, 06/01/2028	3,425	3,918
Missouri State, Housing Development Commission, RB, GNMA/FNMA/FHLMC
Callable 05/01/2029 @ 100
3.875%, 05/01/2050	1,200	1,316
Missouri State, Joint Municipal Electric Utility Commission, Plum Point Project, RB
Callable 01/01/2025 @ 100
5.000%, 01/01/2029	2,000	2,320
Missouri State, Joint Municipal Electric Utility Commission, Plum Point Project, Ser A, RB
Callable 01/01/2024 @ 100
5.000%, 01/01/2027	1,850	2,107
5.000%, 01/01/2028	1,400	1,591
Missouri State, Joint Municipal Electric Utility Commission, Prairie Project, Ser A, RB
Callable 06/01/2025 @ 100
5.000%, 12/01/2026	5,135	6,063
St Louis, Airport Revenue, AMT, RB
Callable 07/01/2029 @ 100
5.000%, 07/01/2032	595	736
5.000%, 07/01/2033	625	772
University of Missouri, Ser A, RB
5.000%, 11/01/2024	3,000	3,542

		41,404

Montana — 0.1%
Kalispell, Housing & Healthcare Facilities, Immanuel Lutheran Project, Ser A, RB
Callable 05/15/2025 @ 102
5.250%, 05/15/2029	1,130	1,250

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)

Nebraska — 1.4%

Central Plains, Energy Project, Ser A, RB
5.000%, 09/01/2031	$3,700	$4,676
5.000%, 09/01/2034	1,000	1,303
5.000%, 09/01/2035	2,840	3,734
5.000%, 09/01/2036	3,140	4,160
Nebraska State, Public Power District, Ser A, RB
Pre-Refunded @ 100
5.000%, 01/01/2022 (B)	1,235	1,331
Nebraska State, Public Power District, Ser A, RB
Callable 01/01/2022 @ 100
5.000%, 01/01/2029	765	820
Nebraska State, Public Power District, Ser A, RB
Callable 01/01/2028 @ 100
5.000%, 01/01/2033	1,000	1,232
Nebraska State, Public Power Generation Agency, Whelan Energy Center, RB
Callable 01/01/2025 @ 100
5.000%, 01/01/2030	5,500	6,332
Omaha, Public Power District, Ser A, RB
Callable 02/01/2026 @ 100
5.000%, 02/01/2027	1,500	1,820
Omaha, Public Power District, Ser B, RB
Pre-Refunded @ 100
5.000%, 02/01/2021 (B)	4,015	4,194

		29,602

Nevada — 0.7%
Clark County, Airport Authority, Las Vegas McCarran International Project, RB
5.000%, 07/01/2027	1,545	1,914
Clark County, School District, Ser B, GO, AGM
5.000%, 06/15/2029	1,000	1,265
Clark County, Ser A, GO
5.000%, 11/01/2021	3,100	3,326
Clark County, Ser B, GO
Callable 11/01/2026 @ 100
5.000%, 11/01/2029	5,000	6,111
Reno, Sales Tax Revenue, First Lien, RB
Callable 12/01/2028 @ 100
5.000%, 06/01/2037	590	719
Reno, Sales Tax Revenue, Second Lien, RB, AGM
Callable 12/01/2028 @ 100
5.000%, 06/01/2033	400	489

		13,824

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)

New Jersey — 4.9%

New Jersey State, Economic Development Authority, Cigarette Tax Project, RB
5.000%, 06/15/2020	$3,755	$3,824
New Jersey State, Economic Development Authority, Continental Airlines Project, AMT, RB
Callable 03/05/2024 @ 101
5.625%, 11/15/2030	1,160	1,328
New Jersey State, Economic Development Authority, MSU Student Housing Project, RB
Pre-Refunded @ 100
5.375%, 06/01/2020 (B)	1,450	1,481
New Jersey State, Economic Development Authority, Provident Group Montclair Project, RB, AGM
5.000%, 06/01/2027	995	1,215
New Jersey State, Economic Development Authority, Provident Group Montclair Project, RB, AGM
Callable 06/01/2027 @ 100
5.000%, 06/01/2037	1,500	1,767
New Jersey State, Economic Development Authority, School Facilities Construction Project, RB
Callable 03/01/2023 @ 100
5.000%, 03/01/2025	1,775	1,958
5.000%, 03/01/2028	1,250	1,372
New Jersey State, Economic Development Authority, School Facilities Project, RB
5.000%, 06/15/2022	3,800	4,109
New Jersey State, Economic Development Authority, School Facilities Project, Ser WW, RB
Callable 06/15/2025 @ 100
5.250%, 06/15/2031	4,750	5,429
New Jersey State, Economic Development Authority, School Facilities Project, Ser XX, RB
Callable 06/15/2025 @ 100
5.250%, 06/15/2027	3,000	3,472
5.000%, 06/15/2026	3,020	3,476
New Jersey State, Economic Development Authority, Ser K, RB, AMBAC
5.500%, 12/15/2019	715	716
New Jersey State, Health Care Facilities Financing Authority, Barnabas Health Project, Ser A, RB
Callable 07/01/2022 @ 100
5.000%, 07/01/2023	855	936

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
New Jersey State, Health Care Facilities Financing Authority, Inspira Health Obligated Group, RB
Callable 07/01/2027 @ 100
5.000%, 07/01/2036	$2,250	$2,696
New Jersey State, Health Care Facilities Financing Authority, RB
Callable 07/01/2029 @ 100
5.000%, 07/01/2033	2,590	3,240
4.000%, 07/01/2035	290	332
4.000%, 07/01/2037	930	1,057
4.000%, 07/01/2039	1,165	1,317
New Jersey State, Higher Education Student Assistance Authority, Ser B, AMT, RB
5.000%, 12/01/2024	2,400	2,784
New Jersey State, Housing & Mortgage Finance Agency, Ser D, AMT, RB
4.000%, 10/01/2021	2,120	2,205
New Jersey State, Tobacco Settlement Financing, Ser A, RB
Callable 06/01/2028 @ 100
5.000%, 06/01/2035	10,000	11,887
New Jersey State, Tobacco Settlement Financing, Sub-Ser B, RB
Callable 06/01/2028 @ 100
5.000%, 06/01/2046	4,390	4,847
New Jersey State, Transportation Trust Fund Authority, Federal Highway Reimbursement Notes, RB
Callable 06/15/2026 @ 100
5.000%, 06/15/2028	2,000	2,350
New Jersey State, Transportation Trust Fund Authority, RB
Callable 06/15/2026 @ 100
5.000%, 06/15/2030	3,585	4,174
New Jersey State, Transportation Trust Fund Authority, Ser B, RB
5.000%, 06/15/2021	4,040	4,256
New Jersey State, Transportation Trust Fund Authority, Ser B, RB
Callable 06/15/2021 @ 100
5.500%, 06/15/2031	3,270	3,448
New Jersey State, Turnpike Authority, Ser A, RB
Callable 01/01/2027 @ 100
5.000%, 01/01/2033	2,230	2,687
New Jersey State, Turnpike Authority, Ser B, RB
5.000%, 01/01/2021	4,000	4,165

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
New Jersey State, Turnpike Authority, Ser E, RB
Callable 01/01/2028 @ 100
5.000%, 01/01/2031	$1,250	$1,544
5.000%, 01/01/2032	6,000	7,381
5.000%, 01/01/2033	350	430
New Jersey State, Transportation Trust Fund Authority, Ser S, RB
Callable 12/15/2028 @ 100
5.000%, 06/15/2032	1,250	1,466
Rutgers University, Ser J, RB
Pre-Refunded @ 100
5.000%, 05/01/2023 (B)	6,000	6,768
South Jersey Port, Marine Terminal, Sub-Ser B, AMT, RB
Callable 01/01/2028 @ 100
5.000%, 01/01/2032	285	336
5.000%, 01/01/2033	425	500
5.000%, 01/01/2034	570	669
5.000%, 01/01/2035	570	668
5.000%, 01/01/2036	570	667
5.000%, 01/01/2037	570	666

		103,623

New Mexico — 0.1%
New Mexico State, Hospital Equipment Loan Council, Presbyterian Health Care Services, RB
Callable 08/01/2025 @ 100
5.000%, 08/01/2030	1,130	1,329
Santa Fe, Retirement Facility Revenue, El Castillo Retirement Project, RB
Callable 05/15/2026 @ 103
5.000%, 05/15/2034	650	736

		2,065

New York — 6.4%
Long Island, Power Authority, RB
Callable 09/01/2027 @ 100
5.000%, 09/01/2033	250	306
5.000%, 09/01/2034	1,000	1,219
Long Island, Power Authority, Ser B, RB
5.000%, 09/01/2031	3,165	3,819
Metropolitan New York, Transportation Authority, Ser B1, RB
Callable 11/15/2023 @ 100
5.000%, 11/15/2029	4,140	4,734
Metropolitan New York, Transportation Authority, Ser D, RB
Callable 11/15/2026 @ 100
5.000%, 11/15/2030	5,000	6,009

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
Monroe County, Industrial Development Authority, University of Rochester Project, Ser A, RB
Callable 07/01/2027 @ 100
5.000%, 07/01/2028	$1,325	$1,675
Nassau County, Local Economic Assistance, Catholic Health Services of Long Island Project, RB
Callable 07/01/2024 @ 100
5.000%, 07/01/2029	1,000	1,131
Nassau County, Tobacco Settlement, RB
Callable 12/16/2019 @ 100
5.125%, 06/01/2046	150	149
New York & New Jersey, Port Authority, JFK International Air Terminal Project, RB
Callable 12/30/2019 @ 100
6.500%, 12/01/2028	3,500	3,654
New York & New Jersey, Port Authority, Ser 180, AMT, RB
5.000%, 09/01/2020	5,000	5,138
New York City, Industrial Development Agency, Ser A, AMT, RB
5.000%, 07/01/2022	1,115	1,211
New York City, Ser B-1, GO
Callable 10/01/2027 @ 100
4.000%, 10/01/2041	2,000	2,224
New York City, Ser B-1, GO
Callable 10/01/2029 @ 100
4.000%, 10/01/2035	500	579
New York City, Ser E, GO
5.000%, 08/01/2020	4,555	4,672
5.000%, 08/01/2023	1,315	1,495
New York City, Ser F, GO
Callable 02/01/2022 @ 100
5.000%, 08/01/2028	2,500	2,696
New York City, Ser G, GO
5.000%, 08/01/2022	3,360	3,702
New York City, Ser G4, GO
Callable 11/29/2019 @ 100
1.090%, 04/01/2042 (A)(F)	1,000	1,000
New York City, Sub-Ser G1, GO Callable 04/01/2022 @ 100
5.000%, 04/01/2023	2,055	2,237
New York City, Sub-Ser I, GO
Callable 03/01/2024 @ 100
5.000%, 03/01/2025	2,500	2,884
New York City, Transitional Finance Authority, Future Tax Secured Revenue, Ser A1, RB
5.000%, 11/01/2020	1,250	1,295

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
New York City, Transitional Finance Authority, Future Tax Secured Revenue, Sub-Ser E1, RB
Callable 02/01/2022 @ 100
5.000%, 02/01/2026	$2,470	$2,666
New York City, Transitional Finance Authority, Future Tax Secured Revenue, Sub-Ser I, RB
Callable 05/01/2023 @ 100
5.000%, 05/01/2028	2,500	2,805
New York City, Trust for Cultural Resources, Whitney Museum of American Art Project, RB
Callable 01/01/2021 @ 100
5.000%, 07/01/2021	1,320	1,374
New York City, Trust for Cultural Resources, Wildlife Conservation Society Project, RB
Callable 08/01/2023 @ 100
5.000%, 08/01/2033	2,000	2,241
New York City, Water & Sewer System, Ser DD, RB
Callable 06/15/2024 @ 100
5.000%, 06/15/2029	500	579
New York State, Dormitory Authority, Memorial Sloan-Kettering Project, Ser 1, RB
5.000%, 07/01/2021	250	266
New York State, Dormitory Authority, Memorial Sloan-Kettering Project, Ser 1, RB
Pre-Refunded @ 100
5.000%, 01/01/2022 (B)	610	660
New York State, Dormitory Authority, New York State University Project, Ser A, RB
Callable 07/01/2027 @ 100
5.000%, 07/01/2035	2,000	2,438
New York State, Dormitory Authority, New York Touro College & University System, Ser A, RB
Callable 07/02/2024 @ 100
5.250%, 01/01/2034	910	1,002
New York State, Dormitory Authority, North Shore Jewish Project, Ser A, RB
Pre-Refunded @ 100
5.000%, 05/01/2021 (B)	2,135	2,252
New York State, Dormitory Authority, Ser 1, RB
5.000%, 01/15/2027	1,000	1,247

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
New York State, Dormitory Authority, Ser 1, RB
Callable 01/15/2028 @ 100
5.000%, 01/15/2031	$5,000	$6,257
New York State, Dormitory Authority, Ser 2015B-B, RB
Callable 09/15/2025 @ 100
5.000%, 03/15/2030	5,000	5,981
New York State, Dormitory Authority, Ser A, RB
Callable 02/15/2024 @ 100
5.000%, 02/15/2025	2,500	2,888
New York State, Dormitory Authority, State University Project, RB
Callable 05/15/2022 @ 100
5.000%, 05/15/2023	970	1,061
New York State, Liberty Development Authority, World Trade Center Project, RB
Callable 11/15/2024 @ 100
5.150%, 11/15/2034 (C)	2,000	2,243
New York State, Mortgage Agency, Ser 189, AMT, RB
Callable 10/01/2023 @ 100
3.250%, 04/01/2025	1,000	1,048
3.150%, 04/01/2024	920	964
New York State, Mortgage Agency, Ser 194-AMT, AMT, RB
3.250%, 10/01/2024	1,000	1,064
New York State, Thruway Authority, Ser A, RB
Callable 03/15/2021 @ 100
5.000%, 03/15/2025	6,750	7,085
New York State, Thruway Authority, Ser J, RB
Callable 01/01/2024 @ 100
5.000%, 01/01/2027	2,095	2,403
New York State, Thruway Authority, Ser L, RB
5.000%, 01/01/2024	3,250	3,740
New York State, Transportation Development, American Airlines, AMT, RB
5.000%, 08/01/2021	1,390	1,461
New York State, Transportation Development, Delta Airlines, AMT, RB
Callable 01/01/2028 @ 100
5.000%, 01/01/2033	4,000	4,755
New York State, Transportation Development, Terminal One Group Association Project, AMT, RB
5.000%, 01/01/2020	6,750	6,768

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
New York State, Urban Development Authority, Personal Income Tax, RB
Callable 03/15/2024 @ 100
5.000%, 03/15/2032	$3,335	$3,812
New York State, Urban Development Authority, Personal Income Tax, Ser E, RB
Callable 03/15/2023 @ 100
5.000%, 03/15/2031	3,500	3,894
New York State, Utility Debt Securitization Authority, RB
Callable 12/15/2025 @ 100
5.000%, 12/15/2033	1,810	2,177
Triborough, Bridge & Tunnel Authority, Ser 2003B-2, RB
Callable 12/03/2019 @ 100
1.544%, 01/01/2033 (A)	5,000	5,000
TSASC, Tobacco Settlement Bonds, Ser A, RB
5.000%, 06/01/2025	1,000	1,170
TSASC, Tobacco Settlement Bonds, Ser A, RB
Callable 06/01/2027 @ 100
5.000%, 06/01/2030	525	627
5.000%, 06/01/2031	525	624
Westchester, Tobacco Asset Securitization, Ser B, RB
Callable 06/01/2027 @ 100
5.000%, 06/01/2031	2,000	2,277

		136,658

North Carolina — 0.9%
Charlotte, Airport Revenue, RB
5.000%, 07/01/2026	1,525	1,876
5.000%, 07/01/2027	1,500	1,884
Columbus County, Industrial Facilities & Pollution Control Financing Authority, AMT, RB
2.100%, 03/01/2027 (A)	1,565	1,586
North Carolina State, Medical Care Commission, RB
Callable 01/01/2027 @ 103
5.000%, 01/01/2029	285	337
North Carolina State, Medical Care Commission, Ser A, RB
Callable 01/01/2026 @ 103
5.000%, 01/01/2038	605	701
North Carolina State, Medical Care Commission, Vidant Health, RB
Callable 06/01/2025 @ 100
5.000%, 06/01/2032	2,500	2,907

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
North Carolina State, Public Improvement Project, Ser A, GO
Pre-Refunded @ 100
5.000%, 05/01/2020 (B)	$1,125	$1,143
North Carolina State, Ser C, GO
5.000%, 05/01/2022	5,000	5,465
North Carolina State, Turnpike Authority, RB, AGM
Callable 01/01/2029 @ 100
5.000%, 01/01/2034	2,000	2,473

		18,372

North Dakota — 0.1%
North Dakota, Housing Finance Agency, Home Mortgage Finance Program, RB
Callable 01/01/2028 @ 100
3.550%, 07/01/2033	1,000	1,067

Ohio — 2.0%
American Municipal Power, Ser A, RB
Callable 02/15/2024 @ 100
5.000%, 02/15/2027	5,000	5,712
Buckeye, Tobacco Settlement Financing Authority, Ser A2, RB
Callable 12/16/2019 @ 100
5.875%, 06/01/2047	1,000	1,005
Cuyahoga County, Hospital Revenue, Metrohealth System, RB
Callable 02/15/2027 @ 100
5.000%, 02/15/2037	3,000	3,414
Franklin County, Convention Facilities Authority, RB
Callable 12/01/2029 @ 100
5.000%, 12/01/2033	340	405
5.000%, 12/01/2034	290	344
5.000%, 12/01/2035	350	414
5.000%, 12/01/2036	395	466
5.000%, 12/01/2037	380	448
5.000%, 12/01/2038	475	556
5.000%, 12/01/2039	415	485
Franklin County, Hospital Facilities Revenue, Nationwide Children’s Hospital, RB
Callable 11/29/2019 @ 100
1.120%, 05/01/2029 (A)	8,000	8,000
Hancock County, Blanchard Valley Regional Health Center Project, RB
5.250%, 12/01/2020	2,000	2,075
Montgomery County, Miami Valley Hospital Project, Ser A, RB
Callable 11/15/2020 @ 100
5.750%, 11/15/2022	2,500	2,595

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
Ohio State, Private Activity Revenue, Portsmouth Bypass Project, AMT, RB, AGM
Callable 06/30/2025 @ 100
5.000%, 12/31/2027	$655	$764
Ohio State, Capital Facilities Correctional Building Fund Project, RB
Callable 10/01/2027 @ 100
5.000%, 10/01/2030	2,655	3,275
Ohio State, Higher Educational Facilities Commission, Case Western Reserve University Project, RB
5.000%, 12/01/2022	4,000	4,442
Ohio State, Higher Educational Facilities Commission, Case Western Reserve University Project, RB
Callable 12/01/2027 @ 100
5.000%, 12/01/2029	2,615	3,253
Ohio State, Hospital Facility Authority, Cleveland Clinic Health Project, RB
Callable 01/01/2028 @ 100
5.000%, 01/01/2031	1,250	1,552
Ohio State, Mental Health Facilities Improvement Project, Ser A, RB
Pre-Refunded @ 100
5.000%, 02/01/2021 (B)	1,000	1,045
Ohio State, Turnpike Commission, Infrastructure Project, RB
Callable 02/15/2023 @ 100
5.250%, 02/15/2029	2,500	2,798

		43,048

Oklahoma — 0.2%
Oklahoma State, Development Finance Authority, OU Medicine Project, Ser B, RB
Callable 08/15/2028 @ 100
5.250%, 08/15/2043	2,510	2,995
Tulsa, Airports Improvement Trust, American Airline Project, AMT, RB
Callable 06/01/2025 @ 100
5.000%, 06/01/2035 (A)	1,285	1,443

		4,438

Oregon — 1.0%
Oregon State, Department of Administrative Services, State Lottery, Ser A, RB
Callable 04/01/2025 @ 100
5.000%, 04/01/2030	2,150	2,527
Oregon State, Department of Administrative Services, State Lottery, Ser C, RB
5.000%, 04/01/2024	2,450	2,844

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
Oregon State, Facilities Authority, Legacy Health Project, Ser A, RB
5.000%, 06/01/2024	$1,000	$1,158
Oregon State, Facilities Authority, Legacy Health Project, Ser A, RB
Callable 06/01/2026 @ 100
5.000%, 06/01/2035	2,500	2,960
Oregon State, Property Tax, Ser J, GO
Pre-Refunded @ 100
5.000%, 05/01/2021 (B)	2,210	2,331
5.000%, 05/01/2021 (B)	1,545	1,630
Oregon State, Ser A, GO
5.000%, 05/01/2028	5,400	6,898

		20,348

Pennsylvania — 5.9%
Allegheny County, Hospital Development Authority, Allegheny Health Network Project, RB
Callable 04/01/2028 @ 100
5.000%, 04/01/2030	5,000	6,144
Allegheny County, Port Authority, RB
Callable 03/01/2021 @ 100
5.000%, 03/01/2025	2,200	2,297
Allentown, Neighborhood Improvement Zone Development Authority, City Center Project, RB
5.000%, 05/01/2022 (C)	1,155	1,225
Allentown, Neighborhood Improvement Zone Development Authority, Ser A, RB
Callable 05/01/2022 @ 100
5.000%, 05/01/2026	1,375	1,466
Berks County, Municipal Authority, RB
Callable 12/30/2019 @ 100
5.250%, 11/01/2024	1,470	1,483
Bucks County, Industrial Development Authority, Lane Charter School Project, RB
Callable 03/15/2027 @ 100
5.125%, 03/15/2036	2,000	2,285
City of Philadelphia, Pennsylvania Airport Revenue, Ser A, AMT, RB
Callable 06/15/2021 @ 100
5.000%, 06/15/2027	1,680	1,765
Commonwealth Financing Authority, Tobacco Master Settlement, RB
5.000%, 06/01/2026	2,500	3,008
Commonwealth Financing Authority, Tobacco Master Settlement, RB
Callable 06/01/2028 @ 100
5.000%, 06/01/2033	3,500	4,266

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
Commonwealth of Pennsylvania, GO
5.000%, 07/15/2029	$2,000	$2,562
Delaware Valley, Regional Finance Authority, Ser C, RB
Callable 09/01/2022 @ 100
1.630%, 09/01/2048 (A)	7,000	7,010
East Hempfield Township, Industrial Development Authority, Student Services, Student Housing Project, RB
Callable 07/01/2024 @ 100
5.000%, 07/01/2029	725	804
5.000%, 07/01/2034	875	958
Lancaster County, Hospital Authority, Brethren Village Project, RB
Callable 07/01/2027 @ 100
5.000%, 07/01/2031	560	616
5.000%, 07/01/2032	560	615
Lancaster County, Hospital Authority, University of Pennsylvania Health System Project, Ser B, RB
5.000%, 08/15/2026	1,940	2,383
Luzerne County, Industrial Development Authority, AMT, RB
2.450%, 12/01/2039 (A)	2,500	2,513
Monroeville, Finance Authority, UPMC Project, RB
5.000%, 02/15/2020	1,000	1,008
Montgomery County, Higher Education & Health Authority, Thomas Jefferson University Project, RB
Callable 09/01/2028 @ 100
5.000%, 09/01/2033	2,815	3,416
Montgomery County, Industrial Development Authority, Retirement Communities Revenue, RB
Callable 11/15/2026 @ 100
5.000%, 11/15/2036	4,485	5,196
Moon Township, Industrial Development Authority, Presbyterian Health Care Project, RB
Callable 07/01/2025 @ 100
5.625%, 07/01/2030	1,810	1,973
Pennsylvania State, GO
5.000%, 07/01/2020	1,500	1,533
5.000%, 09/15/2026	2,500	3,051
Pennsylvania State, Higher Educational Facilities Authority, Drexel University Project, Ser A, RB
Callable 05/01/2021 @ 100
5.250%, 05/01/2024	160	168

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
Pennsylvania State, Higher Educational Facilities Authority, Drexel University Project, Ser A, RB
Pre-Refunded @ 100
5.250%, 05/01/2021 (B)	$2,520	$2,665
Pennsylvania State, Housing Finance Agency, RB, AMT
Callable 10/01/2021 @ 100
3.350%, 10/01/2026	2,000	2,046
Pennsylvania State, Turnpike Commission, RB
Callable 12/01/2026 @ 100
5.000%, 12/01/2030	5,000	6,011
Pennsylvania State, Turnpike Commission, Ser A1, RB
Callable 12/01/2027 @ 100
5.000%, 12/01/2034	750	914
Pennsylvania State, Turnpike Commission, Ser B, RB
Callable 12/01/2025 @ 100
5.000%, 12/01/2033	3,000	3,517
Pennsylvania State, Turnpike Commission, Sub-Ser A1, RB
Callable 12/01/2024 @ 100
5.000%, 12/01/2030	4,260	4,886
Pennsylvania State, Turnpike Commission, Sub-Ser B, RB
Callable 06/01/2026 @ 100
5.000%, 06/01/2028	3,000	3,583
Pennsylvania State, Turnpike Commission, Sub-Ser, RB
Callable 12/01/2027 @ 100
5.000%, 12/01/2033	6,000	7,270
5.000%, 12/01/2035	1,000	1,206
Philadelphia, Airport Revenue, Ser B, AMT, RB
Callable 07/01/2027 @ 100
5.000%, 07/01/2031	1,000	1,201
Philadelphia, Industrial Development Authority, University Square Apartments Project, RB
Callable 12/01/2026 @ 100
5.000%, 12/01/2037	4,725	5,369
Philadelphia, Redevelopment Authority, Ser B, AMT, RB
5.000%, 04/15/2025	1,250	1,429
Philadelphia, School District, Ser A, GO
Callable 09/01/2028 @ 100
5.000%, 09/01/2036	2,000	2,411

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
Philadelphia, School District, Ser F, GO
Pre-Refunded @ 100
5.000%, 09/01/2026 (B)	$25	$31
Philadelphia, School District, Ser F, GO
Callable 09/01/2026 @ 100
5.000%, 09/01/2028	3,390	4,042
5.000%, 09/01/2030	7,975	9,432
Pittsburgh, Water & Sewer Authority, First Lien, Ser A, RB, AGM
Callable 09/01/2023 @ 100
5.000%, 09/01/2025	2,840	3,205
School District of Philadelphia, Ser A, GO
5.000%, 09/01/2029	1,500	1,889
School District of Philadelphia, Ser A, GO
Callable 09/01/2028 @ 100
5.000%, 09/01/2030	1,000	1,225
School District of Philadelphia, Ser A, GO
Callable 09/01/2029 @ 100
4.000%, 09/01/2035	5,000	5,554

		125,631

Puerto Rico — 0.8%
Puerto Rico, Sales Tax Financing, Sales Tax Revenue, Ser A-1, RB
Callable 07/01/2028 @ 100
4.750%, 07/01/2053	1,000	1,033
4.550%, 07/01/2040	8,625	8,907
Puerto Rico, Sales Tax Financing, Sales Tax Revenue, Ser A-2, RB
Callable 07/01/2028 @ 100
4.329%, 07/01/2040	6,790	6,883

		16,823

Rhode Island — 0.1%
Rhode Island State, Health & Educational Building Authority, University of Rhode Island Project, Ser B, RB
Callable 09/15/2026 @ 100
5.000%, 09/15/2028	1,405	1,692
Rhode Island State, Student Loan Authority, Ser A, AMT, RB
Callable 12/01/2023 @ 100
3.000%, 12/01/2024	625	651

		2,343

South Carolina — 1.1%
Charleston, Educational Excellence Finance, Charleston County School Project, Ser B, RB
Callable 12/01/2023 @ 100
5.000%, 12/01/2027	2,500	2,851

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
Greenville County, School District, RB
5.500%, 12/01/2019	$7,975	$7,975
South Carolina Jobs, Economic Development Authority, Ser A, RB
Callable 12/15/2026 @ 100
5.750%, 06/15/2039 (C)	1,870	2,107
South Carolina State, Housing Finance & Development Authority, Ser B, RB
Callable 01/01/2029 @ 102
3.750%, 01/01/2050	800	880
South Carolina State, Port Authority, AMT, RB
Callable 07/01/2028 @ 100
5.000%, 07/01/2029	2,250	2,781
5.000%, 07/01/2030	1,500	1,844
South Carolina State, Public Service Authority, Ser A, RB
Callable 06/01/2026 @ 100
5.000%, 12/01/2029	1,000	1,193
South Carolina State, Public Service Authority, Ser C, RB
Callable 12/01/2024 @ 100
5.000%, 12/01/2026	3,800	4,422

		24,053

South Dakota — 0.2%
South Dakota State, Health & Educational Facilities Authority, Sanford Obligated Group, RB
Callable 11/01/2025 @ 100
5.000%, 11/01/2027	830	984
5.000%, 11/01/2028	900	1,062
South Dakota State, Housing Development Authority, Ser B, RB
Callable 05/01/2028 @ 100
4.000%, 11/01/2049	1,200	1,321

		3,367

Tennessee — 0.9%
Chattanooga, Health Educational & Housing Facility Board, Ser A, RB
Callable 08/01/2029 @ 100
5.000%, 08/01/2034	1,000	1,213
5.000%, 08/01/2035	415	502
Greeneville, Health & Educational Facilities Board, Ballad Health Obligation Group, RB
Callable 07/01/2023 @ 100
5.000%, 07/01/2031	3,000	3,344
Memphis-Shelby County, Airport Authority, Ser D, RB
Callable 07/01/2021 @ 100
5.000%, 07/01/2024	1,890	2,004

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
Nashville & Davidson County, Metropolitan Government, GO
5.000%, 07/01/2020	$1,100	$1,125
Nashville & Davidson County, Metropolitan Government, Ser A, RB
Callable 05/15/2023 @ 100
5.000%, 05/15/2029	2,040	2,298
Tennessee State, Energy Acquisition, RB
Callable 08/01/2025 @ 100
4.000%, 11/01/2049 (A)	5,000	5,566
Tennessee State, Energy Acquisition, Ser C, RB
5.000%, 02/01/2027	3,485	4,141

		20,193

Texas — 12.5%
Arlington, Special Tax Revenue, Special Tax, AGM
Callable 02/15/2025 @ 100
5.000%, 02/15/2030	2,000	2,334
Austin, Convention Enterprises, Convention Center Hotel, RB
Callable 01/01/2027 @ 100
5.000%, 01/01/2031	1,000	1,167
Austin, Electric Utility Revenue, RB
Callable 11/15/2026 @ 100
5.000%, 11/15/2032	1,535	1,860
Austin-Bergstrom Landhost Enterprises, RB
5.000%, 10/01/2026	465	562
Brownsville, Utilities System Revenue, Ser A, RB
Callable 09/01/2023 @ 100
5.000%, 09/01/2024	5,000	5,649
Central Texas, Regional Mobility Authority, RB
Callable 01/01/2026 @ 100
5.000%, 01/01/2029	5,095	6,028
Central Texas, Regional Mobility Authority, Senior Lien, Ser A, RB
Callable 07/01/2025 @ 100
5.000%, 01/01/2032	1,350	1,568
Central Texas, Turnpike System, Sub-Ser C, RB
Callable 08/15/2024 @ 100
5.000%, 08/15/2031	2,500	2,860
5.000%, 08/15/2033	6,500	7,424
City of Dallas, GO
5.000%, 02/15/2026	4,400	5,319

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
City of Dallas, Love Field, Airport Modernization, AMT, RB
Callable 11/01/2026 @ 100
5.000%, 11/01/2030	$1,000	$1,192
5.000%, 11/01/2031	1,250	1,486
5.000%, 11/01/2032	2,500	2,965
5.000%, 11/01/2033	1,175	1,391
5.000%, 11/01/2034	1,000	1,181
5.000%, 11/01/2035	1,000	1,179
City of Houston, Ser A, RB
5.000%, 03/01/2025	3,070	3,630
Clifton, Higher Education Finance, Public Schools Project, RB, PSF-GTD
Callable 08/15/2024 @ 100
5.000%, 08/15/2027	1,050	1,211
Cypress-Fairbanks, Independent School District, GO, PSF-GTD
Callable 02/15/2029 @ 100
5.000%, 02/15/2032	6,500	8,246
Dallas County, Utility & Reclamation District, GO
5.000%, 02/15/2028	3,500	4,391
Dallas, Convention Center Hotel Project, Ser A, RB
Callable 12/30/2019 @ 100
5.250%, 01/01/2023	3,495	3,505
Dallas-Fort Worth, International Airport Facilities Improvement Authority, Ser G, RB
Callable 11/01/2023 @ 100
5.250%, 11/01/2026	2,250	2,589
Denton, Utility System Revenue, RB
Callable 12/01/2026 @ 100
5.000%, 12/01/2032	7,500	9,016
Dickinson, Independent School District, GO, PSF-GTD
Callable 02/15/2024 @ 100
5.000%, 02/15/2031	2,445	2,785
El Paso, GO
Callable 08/15/2026 @ 100
5.000%, 08/15/2034	4,050	4,802
El Paso, Water & Sewer Revenue, RB
Callable 03/01/2024 @ 100
5.000%, 03/01/2027	1,975	2,265
Harris County, Cultural Education Facilities Finance, Baylor College of Medicine, RB
5.000%, 11/15/2021	1,000	1,070
5.000%, 11/15/2022	1,050	1,160
Harris County, Cultural Education Facilities Finance, RB
5.000%, 12/01/2025	2,000	2,394

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
Harris County, Cultural Education Facilities Finance, TECO Project, RB
Callable 11/15/2027 @ 100
5.000%, 11/15/2028	$1,250	$1,550
Harris County, Houston Sports Authority, Senior Lien, Ser A, RB
Callable 11/15/2024 @ 100
5.000%, 11/15/2028	2,500	2,876
Harris County, Houston Sports Authority, Ser A, RB
Callable 11/15/2024 @ 100
5.000%, 11/15/2029	2,325	2,669
5.000%, 11/15/2030	3,310	3,791
Harris County, Metropolitan Transit Authority, Ser A, RB
Pre-Refunded @ 100
5.000%, 11/01/2021 (B)	2,500	2,682
5.000%, 11/01/2021 (B)	3,160	3,391
Harris County, Ser A, GO
Callable 10/01/2025 @ 100
5.000%, 10/01/2028	3,600	4,301
Harris County, Toll Road Authority, Ser A, RB
Callable 02/15/2028 @ 100
5.000%, 08/15/2031	2,440	3,027
Houston, Airport System Revenue, Sub-Ser B, RB
Callable 07/01/2022 @ 100
5.000%, 07/01/2027	6,000	6,553
Houston, Airport System Revenue, Sub-Ser B, RB
Callable 07/01/2028 @ 100
5.000%, 07/01/2029	3,685	4,655
Houston, Airport System Revenue, Sub-Ser C, AMT, RB
Callable 07/01/2028 @ 100
5.000%, 07/01/2032	1,500	1,833
Houston, Airport System Revenue, United Airlines Project, AMT, RB
Callable 07/01/2024 @ 100
5.000%, 07/01/2029	3,340	3,722
Houston, Utility System Revenue Authority, First Lien, Ser B, RB
Callable 11/15/2023 @ 100
5.000%, 11/15/2028	2,610	2,976
Houston, Utility System Revenue Authority, First Lien, Ser D, RB
Pre-Refunded @ 100
5.000%, 11/15/2021 (B)	3,000	3,226
Lower Colorado, River Authority, RB
Callable 05/15/2025 @ 100
5.000%, 05/15/2031	1,000	1,166

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
New Hope, Cultural Education Facilities Finance, Children’s Health System, Ser A, RB
Callable 08/15/2027 @ 100
5.000%, 08/15/2030	$1,645	$2,013
North Texas, Municipal Water District, Water System Revenue, RB
5.000%, 09/01/2022	5,000	5,513
North Texas, Municipal Water District, Water System Revenue, RB
Callable 09/01/2026 @ 100
5.000%, 09/01/2027	5,560	6,794
North Texas, Tollway Authority, RB
Callable 01/01/2028 @ 100
5.000%, 01/01/2035	1,800	2,196
North Texas, Tollway Authority, Ser A, RB
Callable 01/01/2025 @ 100
5.000%, 01/01/2031	5,000	5,785
5.000%, 01/01/2034	4,785	5,515
North Texas, Tollway Authority, Ser A, RB
Callable 01/01/2026 @ 100
5.000%, 01/01/2031	1,410	1,673
5.000%, 01/01/2033	995	1,175
North Texas, Tollway Authority, Ser A, RB
Callable 01/01/2027 @ 100
5.000%, 01/01/2034	2,500	3,015
5.000%, 01/01/2035	1,000	1,203
North Texas, Tollway Authority, Ser B, RB
Callable 01/01/2026 @ 100
5.000%, 01/01/2031	1,775	2,096
Plano, Independent School District, Ser A, GO, PSF-GTD
5.000%, 02/15/2026	6,000	7,289
San Antonio, Airport System, Sub-Ser A, AMT, RB
5.000%, 07/01/2026	1,040	1,250
San Antonio, Electric and Gas Systems Revenue, RB
5.250%, 02/01/2024	6,000	6,972
San Antonio, Water System Revenue, Sub-Ser A, RB
5.000%, 05/15/2021	1,000	1,055
Tarrant County, Cultural Education Facilities Finance, Baylor Scott & White Health, RB
Callable 05/15/2026 @ 100
5.000%, 11/15/2032	1,500	1,775
Texas State, GO
5.000%, 04/01/2026	3,800	4,651

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
Texas State, GO
Callable 04/01/2024 @ 100
5.000%, 10/01/2027	$4,285	$4,938
5.000%, 04/01/2029	3,000	3,442
Texas State, GO
Callable 04/01/2026 @ 100
5.000%, 04/01/2028	2,630	3,190
Texas State, Private Activity Bond, Surface Transportation, Senior Lien, AMT, RB
Callable 09/01/2023 @ 100
7.000%, 12/31/2038	2,500	2,923
Texas State, Private Activity Bond, Surface Transportation, Senior Lien, Ser LBJ, RB
Callable 06/30/2020 @ 100
7.500%, 06/30/2033	1,750	1,816
Texas State, Private Activity Bond, Surface Transportation, Senior Lien, Ser NTE, RB
Callable 12/31/2019 @ 100
7.500%, 12/31/2031	2,220	2,231
Texas State, Ser A, GO
5.000%, 10/01/2027	1,130	1,427
Texas State, Texas A&M University, Revenue Financing System, Ser 2017E, RB
Callable 05/15/2027 @ 100
5.000%, 05/15/2034	1,665	2,027
Texas State, Texas A&M University, Revenue Financing System, Ser E, RB
5.000%, 05/15/2025	2,535	3,036
5.000%, 05/15/2026	2,500	3,069
Texas State, Transportation Commissions State Highway Fund, RB
5.000%, 10/01/2026	1,905	2,348
Texas State, Water Development Board, RB
5.000%, 10/15/2026	3,750	4,637
Texas State, Water System Revenue, Junior Lien, Ser A, RB
Callable 11/15/2023 @ 100
5.000%, 05/15/2025	1,000	1,142
Trinity River Authority, Central Regional Wastewater System Revenue, RB
Callable 08/01/2027 @ 100
5.000%, 08/01/2032	1,000	1,228
Trinity River Authority, Tarrant County Water Project, RB
5.000%, 02/01/2025	7,705	9,100
University of Houston, Ser A, RB
5.000%, 02/15/2021	5,045	5,277
5.000%, 02/15/2021 (E)	105	110
University of Houston, Ser C, RB
Callable 02/15/2026 @ 100
5.000%, 02/15/2029	3,000	3,603

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
University of Texas, Revenue Financing System, Ser H, RB
5.000%, 08/15/2025	$5,000	$6,035
University of Texas, Ser B, RB
Callable 07/01/2024 @ 100
5.000%, 07/01/2027	2,285	2,653
West Travis County, Public Utility Agency, RB
Pre-Refunded @ 100
5.000%, 08/15/2021 (B)	1,000	1,063

		264,912

Utah — 0.6%
Salt Lake City, Airport Revenue, Ser A, AMT, RB
Callable 07/01/2027 @ 100
5.000%, 07/01/2035	5,000	5,960
Salt Lake City, Airport Revenue, Ser B, RB
Callable 07/01/2027 @ 100
5.000%, 07/01/2035	1,500	1,816
Utah County, IHC Health Services, RB
Callable 05/15/2028 @ 100
5.000%, 05/15/2036	2,000	2,479
Utah State, Transit Authority, Sub-Ser, RB, BAM
Callable 06/15/2028 @ 100
5.000%, 12/15/2032	1,585	1,959

		12,214

Vermont — 0.0%
Vermont State, Housing Finance Agency, Ser F, AMT, RB
Callable 05/01/2025 @ 100
4.000%, 11/01/2045	860	896

Virginia — 1.3%
Fairfax County, Industrial Development Authority, Inova Health System Project, Ser S, RB
5.000%, 05/15/2026	3,055	3,733
Norfolk, Economic Development Authority, Sentara Health Care, Ser B, RB
5.000%, 11/01/2048 (A)	1,035	1,308
Richmond, Public Utility Revenue, RB
5.000%, 01/15/2026	5,000	6,115
Virginia State, College Building Authority, 21st Century College Program, RB
Callable 02/01/2027 @ 100
5.000%, 02/01/2031	5,000	6,147
Virginia State, College Building Authority, Ser A, RB
5.000%, 02/01/2020	2,000	2,013

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
Virginia State, Small Business Financing Authority, AMT, RB
Callable 01/01/2022 @ 100
5.000%, 07/01/2034	$3,400	$3,626
Virginia State, Tobacco Settlement Financing, Sub-Ser C-1ST, RB
Callable 12/16/2019 @ 22
12.341%, 06/01/2047 (D)	41,470	4,629

		27,571

Washington — 3.5%
King County, Public Hospital District No. 1, GO
Callable 12/01/2026 @ 100
5.000%, 12/01/2027	7,720	9,342
King County, Sewer Revenue, Ser A, RB
Callable 01/01/2023 @ 100
5.000%, 01/01/2029	4,200	4,665
Port of Seattle, AMT, RB
Callable 04/01/2029 @ 100
5.000%, 04/01/2036	1,500	1,834
Port of Seattle, AMT, GO
Callable 06/01/2021 @ 100
5.250%, 12/01/2021	1,000	1,058
Port of Seattle, AMT, RB
5.000%, 04/01/2028	5,055	6,259
Port of Seattle, Ser A, RB
Callable 08/01/2022 @ 100
5.000%, 08/01/2028	2,500	2,738
Port of Seattle, Ser C, AMT, RB
Callable 10/01/2024 @ 100
5.000%, 04/01/2032	1,500	1,707
Seattle, Municipal Light & Power Revenue, Ser A, RB
Pre-Refunded @ 100
5.000%, 02/01/2021 (B)	1,455	1,521
Seattle, Municipal Light & Power Revenue, Ser A, RB
Callable 02/01/2021 @ 100
5.000%, 02/01/2022	1,230	1,285
Washington State, Convention Center Public Facilities District, Sub-Ser, RB
Callable 07/01/2028 @ 100
5.000%, 07/01/2034	2,000	2,457
5.000%, 07/01/2035	2,000	2,451
Washington State, Electric Revenue, Northwest Energy, Columbia Generating Station, Ser A, RB
5.000%, 07/01/2020	2,000	2,045

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
Washington State, Electric Revenue, Northwest Energy, Columbia Generating Station, Ser C, RB
Callable 07/01/2025 @ 100
5.000%, 07/01/2031	$1,500	$1,767
Washington State, GO
5.000%, 07/01/2023	5,000	5,670
Washington State, Health Care Facilities Authority, Ser A, RB
Callable 08/01/2029 @ 100
5.000%, 08/01/2038	1,250	1,494
Washington State, Housing Finance Commission, Ser A, RB
Callable 07/01/2026 @ 103
5.000%, 01/01/2034 (C)	745	832
Washington State, Ser 2015-A1, GO
Callable 08/01/2024 @ 100
5.000%, 08/01/2030	2,540	2,942
Washington State, Ser R-2015C, GO
Callable 01/01/2025 @ 100
5.000%, 07/01/2032	7,710	8,958
Washington State, Ser R-2015E, GO
Callable 01/01/2025 @ 100
5.000%, 07/01/2031	2,730	3,184
Washington State, Ser R-2018D, GO
Callable 08/01/2027 @ 100
5.000%, 08/01/2032	5,000	6,158
Washington State, Tobacco Settlement Authority, RB
5.000%, 06/01/2021	3,320	3,488
5.000%, 06/01/2022	2,700	2,923

		74,778

West Virginia — 0.3%
West Virginia State, Parkways Authority, Turnpike Toll Revenue, RB
Callable 06/01/2028 @ 100
5.000%, 06/01/2031	1,250	1,573
5.000%, 06/01/2032	1,510	1,893
5.000%, 06/01/2034	1,000	1,246
5.000%, 06/01/2035	1,005	1,249

		5,961

Wisconsin — 1.6%
Milwaukee County, Airport Revenue, Ser A, AMT, RB
5.000%, 12/01/2026	500	607
Wisconsin State, Health & Educational Facilities Authority, Advocate Aurora Health Credit Group, RB
Callable 08/15/2028 @ 100
5.000%, 08/15/2031	4,155	5,143

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
Wisconsin State, Health & Educational Facilities Authority, Ascension Health Credit Group, RB
Callable 05/15/2026 @ 100
5.000%, 11/15/2030	$3,810	$4,568
Wisconsin State, Health & Educational Facilities Authority, Children’s Hospital of Wisconsin, RB
Callable 08/15/2027 @ 100
5.000%, 08/15/2034	1,835	2,207
Wisconsin State, Health & Educational Facilities Authority, Prohealth Care Obligation Group, RB
Callable 08/15/2024 @ 100
5.000%, 08/15/2034	1,155	1,308
Wisconsin State, Health & Educational Facilities Authority, RB
Callable 11/01/2026 @ 103
5.000%, 11/01/2028	470	526
5.000%, 11/01/2029	465	518
5.000%, 11/01/2030	520	576
5.000%, 11/01/2039	1,135	1,237
Wisconsin State, Health & Educational Facilities Authority, Unitypoint Health, Ser A, RB
Callable 11/01/2024 @ 100
5.000%, 12/01/2029	1,650	1,894
Wisconsin State, Public Finance Authority, AFCO Investors II Portfolio Project, AMT, RB
Callable 10/01/2022 @ 100
5.000%, 10/01/2023 (C)	600	618
Wisconsin State, Public Finance Authority, Airport Facilities Project, Ser B, AMT, RB
5.000%, 07/01/2022	770	806
Wisconsin State, Public Finance Authority, American Dream @ Meadowlands Project, RB
Callable 12/01/2027 @ 100
7.000%, 12/01/2050 (C)	1,390	1,661
Wisconsin State, Public Finance Authority, Celanese Project, Ser A, AMT, RB
5.000%, 01/01/2024	1,395	1,540
Wisconsin State, Public Finance Authority, KU Campus Development Project, RB
Callable 03/01/2026 @ 100
5.000%, 03/01/2034	6,880	8,101
Wisconsin State, Public Finance Authority, Mary Woods Project, Ser A, RB
Callable 05/15/2025 @ 102
5.000%, 05/15/2029 (C)	605	688

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
Wisconsin State, Public Finance Authority, National Gypsum Project, AMT, RB
Callable 11/01/2024 @ 100
5.250%, 04/01/2030	$2,095	$2,306

		34,304

Total Municipal Bonds (Cost $2,014,398) ($ Thousands)		2,121,291

Description	Shares	Market Value ($ Thousands)

CASH EQUIVALENT — 0.1%
SEI Daily Income Trust, Government Fund, Cl F
1.530%**	2,387,132	2,387

Total Cash Equivalent (Cost $2,387) ($ Thousands)		2,387

Total Investments in Securities — 99.8% (Cost $2,016,785) ($ Thousands)		$2,123,678

Percentages are based on Net Assets of $2,127,377 ($ Thousands).

**	Rate shown is the 7-day effective yield as of November 30, 2019.

(A)	Variable or floating rate security, the interest rate of which adjusts periodically based on prevailing interest rates.

(B)	Pre-Refunded Securities — The maturity date shown is the pre-refunded date.

(C)

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration normally to qualified institutions. On November 30, 2019, the value of these securities amounted to $33,179 ($ Thousands), representing 1.6% of the Net Assets of the Fund.

(D)	Zero coupon security. The rate shown on the Schedule of Investments is the security’s effective yield at the time of purchase.

(E)	Security is escrowed to maturity.

(F)	Securities are held in connection with a letter of credit issued by a major bank.

AGM— Assured Guaranty Municipal

AMBAC — American Municipal Bond Assurance Corporation

AMT — Alternative Minimum Tax

BAM — Build America Mutual

Cl — Class

COP— Certificate of Participation

FHLMC — Federal Home Loan Mortgage Corporation

FNMA — Federal National Mortgage Association

GNMA — Government National Mortgage Association

GO — General Obligation

NATL— National Public Finance Guarantee Corporation

PSF-GTD — Public Schools Fund Guarantee

Q-SBLF — Qualified School Board Loan Fund

RB — Revenue Bond

SA — Special Assessment

TA — Tax Allocation

The following is a list of the level of inputs used as of November 30, 2019 in valuing the Fund’s investments and other financial instruments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total
Municipal Bonds	$–	$2,121,291	$–	$2,121,291
Cash Equivalent	2,387	–	–	2,387

Total Investments in Securities	$2,387	$2,121,291	$–	$2,123,678

For the period ended November 30, 2019, there were no transfers in or out of Level 3.

For information regarding the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

The following is a summary of the transactions with affiliates for the period ended November 30, 2019 ($ Thousands):

Security Description	Value 8/31/19 ($)	Purchases at Cost ($)	Proceeds from Sales ($)	Realized Gain (Loss) ($)	Change in Unrealized Appreciation (Depreciation) ($)	Value 11/30/19 ($)	Shares	Income ($)	Capital Gains ($)
SEI Daily Income Trust, Government Fund, Cl F	1,421	30,561	(29,595)	—	—	2,387	2,387,132	8	—

Amounts designated as “—” are $0.

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2019

Short Duration Municipal Fund

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS — 101.9%

Alabama — 3.9%
Black Belt, Energy Gas District, RB
Callable 09/01/2023 @ 100
2.094%, 12/01/2048 (A)	$13,510	$13,429
Black Belt, Energy Gas District, Ser A, RB
4.000%, 06/01/2021	1,500	1,556
Black Belt, Energy Gas District, Ser A, RB
Callable 03/01/2021 @ 101
4.000%, 07/01/2046 (A)	5,000	5,188
Black Belt, Energy Gas District, Ser A, RB
Callable 04/01/2022 @ 101
4.000%, 08/01/2047 (A)	2,965	3,151
Mobile County, Industrial Development Authority, Exxon Mobil Project, RB
Callable 11/29/2019 @ 100
1.120%, 07/15/2032 (A)	1,500	1,500
Southeast Alabama, Gas Supply District, LIBOR Project #2, Ser B, RB
Callable 03/01/2024 @ 100
2.044%, 06/01/2049 (A)	18,000	18,000
Southeast Alabama, Gas Supply District, Ser A, RB
Callable 01/01/2024 @ 100
4.000%, 04/01/2049 (A)	4,850	5,270
Southeast Alabama, Gas Supply District, SIFMA Index Project, Ser C, RB
Callable 01/01/2024 @ 100
1.750%, 04/01/2049 (A)	3,500	3,466

		51,560

Alaska — 0.4%
Matanuska-Susitna Borough, Goose Creek Correctional Center Project, RB
5.000%, 09/01/2020	1,000	1,028
North Slope Borough, Ser A, GO
Callable 06/30/2021 @ 100
5.000%, 06/30/2022	2,975	3,151
North Slope Borough, Ser B, GO
Callable 06/30/2021 @ 100
5.000%, 06/30/2022	1,140	1,207

		5,386

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)

Arizona — 1.3%
Coconino County, Pollution Control, Nevada Power, Ser B, RB
1.600%, 03/01/2039 (A)	$2,300	$2,303
Maricopa County, Industrial Development Authority, Waste Management Project, AMT, RB
Callable 12/30/2019 @102
3.375%, 12/01/2031 (A)	3,815	3,889
Maricopa County, Pollution Control, Palo Verde Project, Ser A, RB
2.400%, 06/01/2043 (A)	5,725	5,747
Phoenix, Civic Improvement, Ser A, RB
5.000%, 07/01/2020	2,800	2,862
Phoenix-Mesa, Gateway Airport Authority, AMT, RB
4.000%, 07/01/2021	530	552
Scottsdale, Industrial Development Authority, Scottsdale Hospital Project, Ser F, RB, AGM
Callable 12/03/2019 @ 100
1.310%, 09/01/2045 (A)	1,475	1,475

		16,828

California — 3.0%
California State, Department of Water Resources, Central Project Water System, Ser A, RB
Callable 06/01/2022 @ 100
1.470%, 12/01/2035 (A)	3,750	3,761
California State, Infrastructure & Economic Development Bank, Academy of Sciences Project, RB
Callable 02/01/2021 @ 100
1.587%, 08/01/2047 (A)	1,500	1,498
California State, Infrastructure & Economic Development Bank, J Paul Getty Trust Project, RB
Callable 01/01/2021 @ 100
1.447%, 10/01/2047 (A)	2,130	2,132
California State, Infrastructure & Economic Development Bank, The J Paul Getty Project, RB
Callable 01/01/2020 @ 100
1.706%, 04/01/2038 (A)	2,000	2,001
California State, Municipal Finance Authority, Qualified Obligation City of Anaheim System, RB
Callable 06/01/2020 @ 100
1.450%, 10/01/2045 (A)	1,150	1,150

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
California State, Municipal Finance Authority, Ser A, RB
2.000%, 02/01/2039 (A)(B)	$8,000	$8,011
California State, Ser B, GO
Callable 06/01/2021 @ 100
2.009%, 12/01/2031 (A)	1,800	1,813
California State, Statewide Communities Development Authority, Ser D, RB
1.470%, 07/01/2041 (A)	1,525	1,525
Los Angeles, Department of Airports, Ser A, AMT, RB
5.000%, 05/15/2022	1,540	1,677
Los Angeles, Multi-Family Housing, Jordan Downs Phase 1B Apartments, RB
Callable 01/01/2021 @ 100
2.080%, 01/01/2022 (A)	2,800	2,823
Mizuho Floater, Ser 2019-MIZ9002, Special Tax
Callable 12/30/2019 @ 101
1.270%, 03/01/2021 (A)(B)(C)	2,000	2,000
Nuveen, California AMT-Free Quality Municipal Income Fund, RB
Callable 11/29/2019 @ 100
1.370%, 10/01/2047 (A)(B)	4,000	4,000
San Jose, Multi-Family Housing, Pollard Plaza Apartments, Ser D, AMT, RB
1.050%, 08/01/2035 (A)	1,000	1,000
Southern California, Public Power Authority, Magnolia Power Project, Ser 1, RB
Callable 04/01/2020 @ 100
2.000%, 07/01/2036 (A)	5,380	5,393
Tobacco Securitization Authority of Southern California, RB
5.000%, 06/01/2021	1,000	1,055

		39,839

Colorado — 0.6%
Colorado State, Health Facilities Authority, Ser B, RB
Callable 02/01/2025 @ 100
5.000%, 08/01/2049 (A)	1,250	1,449
Colorado State, Housing & Finance Authority, South Range, Crossings Project, RB
2.150%, 01/01/2038 (A)	1,050	1,050
Denver City & County, Airport System Revenue, Ser A, AMT, RB
Callable 11/15/2021 @ 100
5.250%, 11/15/2022	1,055	1,134

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
Denver City & County, Airport System Revenue, Ser B, RB
Callable 11/15/2022 @ 100
5.000%, 11/15/2025	$995	$1,102
Denver City & County, Airport System Revenue, Sub-Ser F2, RB, AGC
Callable 12/06/2019 @ 100
1.200%, 11/15/2025 (A)	2,350	2,350
E-470, Public Highway Authority, RB
Callable 09/01/2020 @ 100
1.565%, 09/01/2039 (A)	750	750
Park Creek, Metropolitan District, RB
4.000%, 12/01/2019	350	350

		8,185

Connecticut — 1.8%
Connecticut State, Health & Educational Facilities Authority, Ser U, RB
2.000%, 07/01/2033 (A)	1,200	1,220
Connecticut State, Higher Education Supplement Loan Authority, AMT, RB
5.000%, 11/15/2023	500	559
Connecticut State, Housing Finance Authority, Ser 25, RB
2.700%, 06/15/2023	1,315	1,354
Connecticut State, Housing Finance Authority, Ser F-4, AMT, RB
Callable 05/15/2020 @ 100
1.450%, 11/15/2041 (A)	500	500
Connecticut State, Ser A, GO
5.000%, 04/15/2022	1,395	1,514
Connecticut State, Ser C, GO
5.000%, 06/15/2021	1,370	1,448
Connecticut State, Ser F, GO
5.000%, 11/15/2020	710	736
Connecticut State, Ser G, GO
5.000%, 11/01/2020	1,870	1,936
Connecticut State, SIFMA Index Project, Ser A, GO
2.090%, 03/01/2025 (A)	1,815	1,837
2.050%, 03/01/2024 (A)	1,945	1,968
2.000%, 03/01/2023 (A)	1,075	1,087
1.750%, 03/01/2020 (A)	1,125	1,127
Connecticut State, Special Tax Revenue, Ser B, RB
5.000%, 12/01/2021	1,500	1,610
Hartford County, Metropolitan District, Ser A, GO
5.000%, 02/01/2021	565	590

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
Hartford County, Metropolitan District, Ser B, GO
5.000%, 06/01/2020	$1,000	$1,019
2.000%, 05/01/2020	400	401
Meriden, Multi-Family Housing, Yale Acres Project, RB
Callable 02/01/2022 @ 100
1.730%, 08/01/2022 (A)	2,000	2,011
New Haven, Ser A, GO
5.250%, 08/01/2020	1,000	1,024
5.000%, 08/01/2020	1,000	1,022
New Haven, Ser B, GO
5.000%, 02/01/2021	300	312

		23,275

Delaware — 0.1%
Delaware State, Health Facilities Authority, Beebe Medical Center Project, Ser A, RB
5.000%, 06/01/2020	795	808

District of Columbia — 0.5%
District of Columbia, Housing Finance Agency, 1550 First Street Project, RB
Callable 05/01/2022 @ 100
1.460%, 06/01/2039 (A)	5,000	5,003
District of Columbia, Housing Finance Agency, Liberty Place Apartments Project, RB
2.130%, 06/01/2021 (A)	2,000	2,014

		7,017

Florida — 4.6%
Broward County, Florida Airport System Revenue, Ser A, AMT, RB
5.000%, 10/01/2020	400	412
Citizens Property Insurance, Ser A, RB
Callable 12/30/2019 @ 100
5.000%, 06/01/2020	4,550	4,563
Escambia County, Solid Waste Authority, Gulf Power Project, RB
1.800%, 04/01/2039 (A)	3,750	3,767
Florida State, Citizens Property Insurance, Personal & Commercial Lines Account, Senior Secured, Ser A, RB
5.000%, 06/01/2021	2,090	2,207
Florida State, Higher Educational Facilities Financial Authority, RB
5.000%, 10/01/2020	225	231
Florida State, Housing Finance, RB
1.550%, 09/01/2021 (A)	2,500	2,506
Florida State, Housing Finance, Ser J, RB
1.450%, 03/01/2023 (A)	9,800	9,810

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
Highlands County, Health Facilities Authority, RB
Callable 11/29/2019 @ 100
1.140%, 11/15/2037 (A)	$4,350	$4,350
Indian River County, School District, TA
2.250%, 04/30/2020	2,000	2,009
Jacksonville, Housing Finance Authority, Desert Silver Project, RB
2.250%, 12/01/2021 (A)	7,250	7,299
Jacksonville, Ser B, RB
5.000%, 10/01/2021	3,720	3,976
JEA, Electric System Revenue, Ser D, RB
Callable 11/29/2019 @ 100
1.170%, 10/01/2038 (A)	2,500	2,500
Lee Memorial Health System, RB
Callable 12/02/2019 @ 100
1.260%, 04/01/2049 (A)	2,000	2,000
Miami-Dade County, Housing Finance Authority, RB
Callable 05/01/2022 @ 100
1.420%, 11/01/2040 (A)	5,790	5,798
Orange County, Housing Finance Authority, Citrus Square Apartments, Ser C, RB
2.000%, 01/01/2021 (A)	2,500	2,501
Palm Beach County, Health Facilities Authority, Active Senior Retirement Communities, RB
4.000%, 11/15/2020	2,630	2,693
Pasco County, School Board, Ser B, COP, AMBAC
Callable 12/06/2019 @ 100
1.450%, 08/01/2030 (A)	300	300
Port St. Lucie, Community Redevelopment Agency, TA
5.000%, 01/01/2020	2,805	2,813

		59,735

Georgia — 4.9%
Atlanta, Urban Residential Finance Authority, Bethel Towers Apartments Project, RB
Callable 07/01/2020 @ 100
2.070%, 07/01/2021 (A)	3,000	3,012
Burke County, Development Authority, Oglethorpe Power Corp Project, RB
2.400%, 01/01/2040 (A)	2,345	2,351
Burke County, Development Authority, RB
2.250%, 10/01/2032 (A)	500	508
1.550%, 12/01/2049 (A)	1,500	1,494
Burke County, Development Authority, Vogtle Project, RB
2.500%, 01/01/2052 (A)	19,000	19,311

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
DeKalb County, Housing Authority, Ser A, RB
2.000%, 02/01/2022 (A)	$1,500	$1,508
Fulton County, Development Housing Authority, The Residences at Maggie Capitol Project, RB
Callable 03/01/2020 @ 100
2.000%, 03/01/2021 (A)	1,000	1,002
Georgia State, Ser A, GO
Callable 07/01/2022 @ 100
5.000%, 07/01/2024	945	1,038
Macon-Bibb County, Housing Authority, RB
Callable 04/01/2020 @ 100
2.040%, 04/01/2021 (A)	3,000	3,006
Main Street Natural Gas, Ser B, RB
4.000%, 12/01/2020	650	668
Main Street Natural Gas, Ser B, RB
Callable 09/01/2024 @ 100
4.000%, 08/01/2049 (A)	7,250	8,076
Main Street Natural Gas, Ser E, RB
Callable 09/01/2023 @ 100
1.670%, 08/01/2048 (A)	2,000	2,001
Monroe County, Development Authority, Gulf Power Plant Project, RB
2.000%, 09/01/2037 (A)	1,500	1,506
Private Colleges & Universities Authority, Ser B-, RB
Callable 02/16/2022 @ 100
1.520%, 10/01/2039 (A)	2,500	2,505
Savannah, Housing Authority, Chatham Parkway Apartments Project, RB
Callable 08/01/2020 @ 100
2.000%, 08/01/2021 (A)	1,410	1,414
Valdosta, Housing Authority, Brown Rural Development Portfolio Project, RB
Callable 12/01/2020 @ 100
2.250%, 12/01/2021 (A)	14,695	14,815

		64,215

Hawaii — 1.6%
Hawaii State, Airports System Revenue, AMT, RB
Callable 07/01/2021 @ 100
5.000%, 07/01/2023	4,000	4,226
Honolulu City & County, Rail Transit Project, GO
Callable 12/16/2019 @ 100
1.420%, 09/01/2025 (A)	1,250	1,250
1.400%, 09/01/2022 (A)	7,500	7,500
1.400%, 09/01/2023 (A)	8,500	8,501

		21,477

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)

Illinois — 7.1%
Bolingbrook Village, Special Taxes, RB
4.000%, 03/01/2020	$500	$503
4.000%, 03/01/2021	1,000	1,032
Chicago, O’Hare International Airport, Ser F, RB
3.000%, 01/01/2020	1,990	1,993
Chicago, Ser 2002B, GO
5.000%, 01/01/2020	1,800	1,804
Chicago, Wastewater Transmission Revenue Authority, RB
5.000%, 01/01/2023	30	33
Chicago, Wastewater Transmission Revenue Authority, Ser C, RB
5.000%, 01/01/2020	1,000	1,003
Chicago, Water Revenue Board, Ser A, RB
Callable 11/01/2020 @ 100
5.000%, 11/01/2023	3,000	3,089
Chicago, Waterworks Revenue Authority, RB
5.000%, 11/01/2021	1,345	1,433
Chicago, Waterworks Revenue Authority, Ser 2017-2, RB
5.000%, 11/01/2020	810	835
Chicago, Waterworks Revenue Authority, Ser A, RB
Callable 11/01/2020 @ 100
5.000%, 11/01/2021	1,000	1,031
Cook County, High School District No. 214 Arlington Heights, GO
2.000%, 12/01/2019	1,455	1,455
Illinois State, Educational Facilities Authority, University of Chicago Project, Ser B, RB
1.800%, 07/01/2036 (A)	1,850	1,852
Illinois State, Educational Facilities Authority, University of Chicago, Ser B, RB
1.875%, 07/01/2025 (A)	1,000	1,001
Illinois State, Finance Authority, Bradley University Project, Ser C, RB
5.000%, 08/01/2021	450	474
Illinois State, Finance Authority, Chicago International Charter School Project, RB
4.000%, 12/01/2020	415	422
Illinois State, Finance Authority, Field Museum of Natural History, RB
Callable 03/01/2022 @ 100
1.711%, 11/01/2034 (A)	1,735	1,739

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
Illinois State, Finance Authority, Noble Network Charter School Project, RB
5.000%, 09/01/2020	$920	$939
Illinois State, Finance Authority, Swedish Covenant Hospital Project, RB
5.000%, 08/15/2020	950	970
5.000%, 08/15/2021	400	421
Illinois State, GO
5.000%, 02/01/2020	13,710	13,783
5.000%, 07/01/2021	2,560	2,682
4.000%, 02/01/2021	1,350	1,384
Illinois State, Housing Development Authority, Ser C, RB
2.300%, 02/01/2026	1,000	1,019
Illinois State, Ser A, GO
5.000%, 11/01/2022	15,695	16,991
Illinois State, Ser B, GO
5.000%, 10/01/2021	2,500	2,635
Illinois State, Ser B, RB
Callable 12/30/2019 @ 100
5.000%, 06/15/2020	920	922
Illinois State, Ser D, GO
5.000%, 11/01/2020	2,500	2,566
5.000%, 11/01/2021	5,950	6,275
5.000%, 11/01/2022	6,000	6,481
Illinois State, Toll Highway Authority, Ser A, RB
5.000%, 12/01/2021	3,040	3,268
Lake County, Forest Preserve District, Ser A, GO
1.899%, 12/15/2020 (A)	260	260
McHenry & Kane Counties, Community Consolidated School District No. 158 Huntley, GO, NATL
2.173%, 01/01/2021 (D)(E)	1,555	1,532
2.172%, 01/01/2021 (E)	1,195	1,172
Regional Transportation Authority, RB, AGM
5.750%, 06/01/2021	2,460	2,623
Regional Transportation Authority, Ser A, RB, NATL
5.500%, 07/01/2021	1,390	1,482
Regional Transportation Authority, Ser B, RB
Callable 11/29/2019 @ 100
1.400%, 06/01/2025 (A)	3,000	3,000
University of Illinois, Ser B, RB
5.000%, 04/01/2020	525	530
Whiteside & Lee Counties, Community Unit School District No. 5 Sterling, Ser A, GO, BAM
4.000%, 12/01/2020	1,270	1,304

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
Will County, Community Unit School District No. 201-U Crete-Monee, GO, AGM
2.192%, 11/01/2022 (E)	$1,625	$1,544

		93,482

Indiana — 2.4%
Carmel, Redevelopment Authority, Performing Arts Center Project, RB
1.906%, 02/01/2020 (E)	1,000	998
Center Grove, Multi-Facility School Building, RB
Callable 06/15/2020 @ 100
2.500%, 12/15/2020	1,000	1,005
City of Rockport, Pollution Control Project, RB
1.350%, 07/01/2025 (A)	1,000	995
Clark Pleasant Middle School, BAN
Callable 01/16/2020 @ 100
2.500%, 07/16/2020	5,705	5,713
Indiana State, Finance Authority, RB
Callable 01/01/2022 @ 100
1.650%, 03/01/2027 (A)	1,500	1,509
1.650%, 12/01/2042 (A)	2,000	2,011
Indiana State, Finance Authority, Republic Services Project, Ser B, RB
1.300%, 05/01/2028 (A)	1,000	1,000
Indiana State, Finance Authority, Ser L, RB
Callable 12/05/2019 @ 100
1.380%, 12/01/2046 (A)	2,725	2,726
Indiana State, Health Facility Financing Authority, Ascension Health Credit Group, RB
1.350%, 11/01/2027 (A)	2,975	2,977
Indiana State, Health Facility Financing Authority, RB
1.375%, 10/01/2027 (A)	1,280	1,281
Indiana State, Health Facility Financing Authority, RB
Pre-Refunded @ 100
1.375%, 05/01/2020 (A)(F)	30	30
Rockport, Industry Pollution Control, Indiana Michigan Power Project, Ser D, RB
2.050%, 04/01/2025 (A)	3,600	3,628
St. Joseph County, Economic Development Authority, Saint Mary’s College, Ser A, RB
5.000%, 04/01/2020	705	713
5.000%, 04/01/2021	740	775

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
Whiting, Industry Environmental Facilities, BP Products North America Project, AMT, RB
5.000%, 11/01/2047 (A)	$5,500	$6,324

		31,685

Iowa — 0.4%
Iowa State, Finance Authority, CJ Bio America Project, RB
Callable 11/29/2019 @ 100
1.350%, 04/01/2022 (A)	3,700	3,700
Iowa State, Finance Authority, Ser B, RB, GNMA/FNMA/FHLMC
Callable 11/02/2020 @ 100
1.400%, 07/01/2047 (A)	2,000	1,997

		5,697

Kansas — 1.0%
City of Lenexa, Ser B, GO
Callable 09/01/2020 @ 100
1.625%, 09/01/2021	1,000	1,000
Kansas State, Department of Transportation, Ser C, RB
1.647%, 09/01/2023 (A)	7,700	7,718
Kansas State, Development Finance Authority, RB
Callable 07/01/2021 @ 100
1.660%, 07/01/2022 (A)	4,000	4,010

		12,728

Kentucky — 2.6%
County of Mercer, Solid Waste Disposal Facility, AMT, RB
1.300%, 05/01/2023	6,000	5,967
Hopkinsville, Industrial Building Revenue, AMT, RB
Callable 11/29/2019 @ 100
1.310%, 06/01/2026 (A)(C)	1,330	1,330
Kentucky State, Housing Corporation, RB
Callable 06/01/2022 @ 100
1.400%, 12/01/2022 (A)	2,175	2,176
Kentucky State, Public Energy Authority, Ser A, RB
Callable 03/01/2025 @ 100
4.000%, 12/01/2049 (A)	7,500	8,314

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
Kentucky State, Public Energy Authority, Ser C, RB
4.000%, 06/01/2020	$650	$658
4.000%, 12/01/2020	1,000	1,025
4.000%, 06/01/2021	1,000	1,036
4.000%, 12/01/2021	1,495	1,567
4.000%, 06/01/2022	1,430	1,514
4.000%, 12/01/2022	2,000	2,141
Kentucky State, Rural Water Finance, Ser E, RAN
Callable 12/20/2019 @ 100
2.250%, 03/01/2020	3,000	3,002
Louisville & Jefferson County, Metropolitan Government, Gas & Electric Project, RB
1.650%, 06/01/2033 (A)	1,450	1,455
Owensboro, Electric Light & Power System Revenue, Ser B, RB
5.000%, 01/01/2021	1,200	1,247
Paducah, Electric Plant Board, RB
5.000%, 10/01/2020	2,250	2,317

		33,749

Louisiana — 0.6%
Louisiana State, Housing Corporation, RB
Callable 12/01/2021 @ 100
1.440%, 12/01/2023 (A)	3,000	3,000
Louisiana State, Offshore Terminal Authority, Loop Project, RB
2.000%, 10/01/2040 (A)	2,000	2,016
Louisiana State, Offshore Terminal Authority, RB
1.650%, 09/01/2034 (A)	1,760	1,761
Louisiana State, Public Facilities Authority, Tulane University Project, Ser A, RB
5.000%, 12/15/2020	1,000	1,038

		7,815

Maine — 0.3%
Town of Yarmouth, Ser C, GO
2.500%, 12/30/2019	3,288	3,291

Maryland — 0.6%
Maryland State, Community Development Administration, Multi-Family Mortgage Revenue, Zions Towers Project, Ser A, RB, FHA
2.440%, 03/01/2020	2,000	2,002
Maryland State, Community Development Administration, RB
2.060%, 09/01/2021	3,000	3,009

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
Maryland State, Economic Development, Potomac Electric Power Company Project, RB
1.700%, 09/01/2022	$3,000	$3,025

		8,036

Massachusetts — 2.7%
Massachusetts State, Development Finance Agency, RB
Callable 02/01/2022 @ 100
1.390%, 08/01/2022 (A)	4,250	4,254
Massachusetts State, Development Finance Agency, Ser A, RB
5.000%, 07/01/2020	850	867
5.000%, 07/01/2021	400	422
5.000%, 07/01/2022	400	434
Massachusetts State, Development Finance Agency, Ser S-1, RB
5.000%, 10/01/2020	3,320	3,427
5.000%, 10/01/2021	3,490	3,735
5.000%, 10/01/2022	2,195	2,432
5.000%, 10/01/2023	2,400	2,746
Massachusetts State, Development Finance Agency, Wellforce, Ser A, RB
5.000%, 07/01/2023	725	809
Massachusetts State, Educational Financing Authority, Ser A, AMT, RB
4.000%, 07/01/2020	375	381
Massachusetts State, Health & Educational Facilities Authority, Partners Health Care Project, Ser G, RB, AGM
Callable 12/05/2019 @ 100
1.280%, 07/01/2042 (A)	1,000	1,000
Massachusetts State, Housing Finance Agency, Conduit-Van Brodie Mill Project, RB
Callable 12/30/2019 @ 100
2.000%, 07/01/2020 (C)	4,750	4,752
Massachusetts State, Housing Finance Agency, RB
2.400%, 12/01/2023 (A)	2,225	2,261
Massachusetts State, Housing Finance Agency, RB
Callable 06/01/2020 @ 100
2.400%, 06/01/2021 (A)	4,000	4,018
Massachusetts State, Ser B, GO
5.000%, 07/01/2023	1,270	1,442
Massachusetts State, Ser C, GO
5.000%, 10/01/2022	1,040	1,153

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
Minuteman Regional Vocational Technical School District, BAN
2.250%, 01/21/2020	$975	$976

		35,109

Michigan — 1.9%
Detroit, Downtown Development Authority, Catalyst Development Project, Ser A, TA, AGM
5.000%, 07/01/2022	600	652
5.000%, 07/01/2023	465	520
Lake Superior State University, Board of Trustees, RB, AGM
4.000%, 11/15/2020	1,010	1,035
Michigan State, Building Authority, Ser I-A, RB
Callable 10/15/2021 @ 100
5.000%, 10/15/2023	1,220	1,306
Michigan State, Finance Authority, Henry Ford Health System Project, RB
5.000%, 11/15/2020	530	548
Michigan State, Finance Authority, RB
3.500%, 11/15/2044 (A)	2,450	2,590
Michigan State, Finance Authority, Ser A, RB
2.000%, 08/20/2020 (C)	1,000	1,006
Michigan State, Finance Authority, Trinity Healthcare Group Project, RB
1.220%, 12/01/2034 (A)	4,000	4,000
Michigan State, Hospital Finance Authority, Ascension Health Care Project, RB
4.000%, 11/15/2047 (A)	3,825	4,167
Michigan State, Hospital Finance Authority, Ascension Health Care Project, Ser A, RB
1.500%, 11/01/2027 (A)	1,390	1,392
Michigan State, Strategic Fund, RB
4.000%, 11/15/2020	800	814
Michigan State, Strategic Fund, RB, AMBAC
7.000%, 05/01/2021	2,000	2,153
University of Michigan, RB
Callable 10/01/2021 @ 100
1.390%, 04/01/2033 (A)	2,485	2,481
Wayne County, Airport Authority, Ser A, AMT, RB
Callable 12/01/2021 @ 100
5.000%, 12/01/2022	2,000	2,137

		24,801

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)

Minnesota — 1.6%
Apple Valley, Senior Living Revenue, Minnesota Senior Living Project, RB
4.000%, 01/01/2021	$500	$506
4.000%, 01/01/2022	555	568
Duluth, Independent School District No. 709, Ser B, RB
5.000%, 02/01/2020	1,095	1,101
Minneapolis, RB
Callable 11/01/2021 @ 100
1.550%, 11/01/2022 (A)	4,050	4,053
Minneapolis, Riverside Homes Project, Ser A, RB
Callable 12/20/2019 @ 100
2.400%, 11/01/2021 (A)	1,250	1,250
Minneapolis, St. Paul Metropolitan Airports Commission, Sub-Ser B, AMT, RB
5.000%, 01/01/2021	3,000	3,121
Minnesota State, Housing Finance Agency, Ser C, RB
Callable 11/01/2020 @ 100
1.600%, 08/01/2021	1,000	1,002
Minnesota State, Housing Finance Agency, Ser D, RB
Callable 02/01/2021 @ 100
1.400%, 02/01/2022	1,100	1,100
Minnesota State, Housing Finance Agency, Residential Housing Project, Ser E, AMT, RB
2.000%, 07/01/2020	665	667
Minnesota State, Rural Water Finance Authority, RB
Callable 02/01/2020 @ 100
2.000%, 08/01/2020	4,890	4,896
Minnesota State, Trunk Highway Project, Ser E, GO
Callable 08/01/2020 @ 100
5.000%, 08/01/2022	3,205	3,287

		21,551

Mississippi — 1.1%
Gulfport, RB
5.000%, 07/01/2020	750	765
Lowndes County, Solid Waste Disposal, Weyerhaeuser CO. Project, Ser C, RB
6.800%, 04/01/2022	500	549
Mississippi State, Business Finance, Chevron USA Project, Ser I, RB
Callable 12/02/2019 @ 100
1.120%, 11/01/2035 (A)	1,225	1,225

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
Mississippi State, Business Finance, Gulf Opportunity Zone Industrial Development, Ser K, RB
Callable 12/02/2019 @ 100
1.120%, 11/01/2035 (A)	$200	$200
Mississippi State, Business Finance, System Energy Resources Project, RB
Callable 04/01/2021 @ 100
2.500%, 04/01/2022	7,000	7,024
Mississippi State, Business Finance, Waste Management Project, RB
1.350%, 03/01/2029 (A)	500	500
Mississippi State, Hospital Equipment & Facilities Authority, Baptist Memorial Health, RB
1.800%, 09/01/2022 (A)	900	900
Mississippi State, Hospital Equipment & Facilities Authority, RB
5.000%, 01/01/2021	300	312
5.000%, 01/01/2022	350	375
Mississippi State, Industrial Development Authority, Chevron USA Project, Ser A, RB
Callable 12/02/2019 @ 100
1.150%, 12/01/2030 (A)	2,000	2,000

		13,850

Missouri — 0.9%
Missouri State, Health & Educational Facilities Authority, Ser B2, RB
Callable 11/29/2019 @ 100
1.100%, 10/01/2035 (A)(C)	3,190	3,190
Missouri State, Public Utilities Commission, RB
Callable 09/01/2020 @ 100
1.500%, 03/01/2021	8,570	8,578

		11,768

Nebraska — 0.0%
Central Plains, Energy Project, Project No. 1, Ser A, RB
5.250%, 12/01/2021	500	536

Nevada — 0.1%
Washoe County, Water Facilities Refunding Revenue, AMT, RB
2.050%, 03/01/2036 (A)	1,000	1,009

New Hampshire — 0.6%
New Hampshire State, Business Finance Authority, AMT, RB
2.000%, 06/01/2049 (A)(B)	8,000	8,024

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)

New Jersey — 5.1%
Borough of Englewood Cliffs, BAN
2.300%, 02/21/2020	$4,504	$4,515
Borough of Upper Saddle River, BAN
2.500%, 02/14/2020	6,695	6,713
Hudson County, Improvement Authority, Ser B, RB
3.000%, 05/22/2020	600	605
Millburn Township, GO
2.750%, 01/30/2020	2,608	2,615
New Jersey State, Economic Development Authority, School Facilities Construction Project, RB
Callable 03/01/2025 @ 100
2.350%, 09/01/2025 (A)	1,000	999
New Jersey State, Economic Development Authority, Ser A, RB
4.000%, 07/01/2022	3,600	3,812
New Jersey State, Enviromental Infrastructure Bank, RB
5.000%, 09/01/2022	1,055	1,166
New Jersey State, Higher Education Student Assistance Authority, Ser 1B, AMT, RB
5.000%, 12/01/2019	1,000	1,000
5.000%, 12/01/2020	1,500	1,554
New Jersey State, Housing & Mortgage Finance Agency, Garden Spires Project, Ser A, RB
Callable 08/01/2020 @ 100
2.020%, 08/01/2021 (A)	8,370	8,403
New Jersey State, Housing & Mortgage Finance Agency, RB
Callable 10/01/2020 @ 100
2.450%, 10/01/2021 (A)	6,135	6,188
New Jersey State, Housing & Mortgage Finance Agency, Ser D, AMT, RB
4.000%, 04/01/2020	1,120	1,129
4.000%, 10/01/2020	1,290	1,316
4.000%, 04/01/2021	1,405	1,447
New Jersey State, Sports & Exposition Authority, Ser A, RB
5.000%, 09/01/2020	1,000	1,024
New Jersey State, Transportation Trust Fund Authority, RB
5.000%, 06/15/2020	1,990	2,028
4.000%, 06/15/2020	505	512
New Jersey State, Transportation Trust Fund Authority, Ser A, RB, AGM
5.250%, 12/15/2023	1,500	1,721

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
New Jersey State, Transportation Trust Fund Authority, Ser B, RB, NATL
5.500%, 12/15/2021	$1,975	$2,136
New Jersey State, Turnpike Authority, Ser C, RB
1.847%, 01/01/2023 (A)	5,000	5,033
New Jersey State, Turnpike Authority, Ser C, RB
Callable 07/01/2020 @ 100
1.707%, 01/01/2028 (A)	2,000	2,002
Orange Township, General Improvement Project, GO, BAM
2.250%, 12/01/2020	940	950
Plainfield, GO, AGM
4.000%, 08/15/2023	1,120	1,231
Sussex County, Municipal Utilities Authority, Ser B, RB, AGM
1.150%, 12/01/2020 (E)	1,800	1,778
Tobacco Settlement Financing, Ser A, RB
5.000%, 06/01/2020	3,000	3,051
5.000%, 06/01/2021	4,000	4,201

		67,129

New York — 11.4%
Albany City, School District, Ser B, BAN
2.000%, 07/31/2020	2,390	2,401
Albany County, Airport Authority, AMT, RB
5.000%, 12/15/2021	800	847
5.000%, 12/15/2022	875	955
Battery Park City Authority, Ser D, RB
Callable 11/29/2019 @ 100
1.120%, 11/01/2038 (A)	3,000	3,000
Corinth Central School District, BAN
Callable 05/15/2020 @ 100
1.750%, 07/24/2020	2,385	2,390
Greater Southern Tier Board of Cooperative Educational Services District, RB
2.000%, 06/30/2020	18,955	19,035
Island Park Village, Ser A, BAN
3.000%, 03/05/2020	1,000	1,004
Metropolitan New York, Transportation Authority, Ser B, BAN
5.000%, 05/15/2021	36,320	38,201
Metropolitan New York, Transportation Authority, Ser D, RB
1.550%, 11/15/2044 (A)	2,000	1,998
Metropolitan New York, Transportation Authority, Ser D2, RB
4.000%, 07/01/2020	4,000	4,062

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
New York & New Jersey, Port Authority, Ser 178, AMT, RB
5.000%, 12/01/2022	$1,455	$1,614
New York City, Transitional Finance Authority Future Tax Secured Revenue, RB
Callable 12/02/2019 @ 100
1.180%, 08/01/2045 (A)	900	900
New York City, Housing Development Authority, Ser C2A, RB
Callable 03/01/2021 @ 100
2.350%, 07/01/2022	8,730	8,835
New York City, Housing Development, Sustainable Neighborhood Bonds, RB
Callable 12/16/2019 @ 100
1.450%, 05/01/2050 (A)	805	805
New York City, Ser C, GO
Callable 12/30/2019 @ 100
5.000%, 08/01/2022	6,430	6,449
New York City, Ser C, GO, AGC
Callable 12/06/2019 @ 100
1.450%, 10/01/2027 (A)	1,775	1,775
New York State, Energy Research & Development Authority, NY Electric and Gas, RB
2.000%, 02/01/2029 (A)	3,110	3,116
2.000%, 06/01/2029 (A)	12,635	12,662
New York State, Housing Finance Agency, RB
Callable 12/20/2019 @ 100
1.800%, 05/01/2050 (A)	330	330
New York State, Housing Finance Agency, RB
Callable 05/01/2020 @ 100
1.875%, 05/01/2050 (A)	2,500	2,503
New York State, Housing Finance Agency, Ser L, RB
Callable 06/01/2021 @ 100
1.375%, 11/01/2022	560	559
New York State, Mortgage Agency Homeowner, Ser 55, AMT, RB
2.250%, 04/01/2022	500	505
New York State, Urban Development, RB
5.000%, 03/15/2021	2,060	2,163
Nuveen, New York AMT-Free Quality Municipal Income Fund, RB
Callable 11/29/2019 @ 100
1.370%, 05/01/2047 (A)(B)	4,000	4,000
Oyster Bay, Public Improvement Authority, GO
4.000%, 02/15/2020	1,975	1,985
Port Authority of New York and New Jersey, Ser 195, AMT, RB
5.000%, 10/01/2022	1,695	1,870

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
Suffolk County, GO
2.000%, 03/20/2020	$15,930	$15,970
Suffolk County, Ser I, GO
2.000%, 09/25/2020	7,155	7,190
TSASC, Tobacco Settlement Bonds, Ser A, RB
5.000%, 06/01/2020	2,000	2,035

		149,159

North Carolina — 1.2%
Asheville, Housing Authority, Ledgewood Village Project, RB
1.900%, 12/01/2020 (A)	1,390	1,390
Charlotte Housing Authority, RB
1.450%, 06/01/2022 (A)	5,000	5,002
Charlotte, Airport Revenue, Ser B, AMT, RB
Callable 07/01/2020 @ 100
5.000%, 07/01/2021	750	766
Charlotte-Mecklenburg Hospital Authority, Ser G, RB
Callable 11/29/2019 @ 100
1.150%, 01/15/2048 (A)	5,550	5,550
Montgomery County, Public Facilities, BAN
Callable 03/01/2020 @ 100
3.000%, 09/01/2020	1,000	1,004
Raleigh Durham, Airport Authority, Ser A, RB
Callable 05/01/2020 @ 100
5.000%, 05/01/2022	1,610	1,636

		15,348

North Dakota — 0.0%
Williston, Airport Revenue, RB
5.000%, 11/01/2020	525	542

Ohio — 4.1%
Allen County, Hospital Facilities Revenue, Ser A, RB
5.000%, 08/01/2021	2,000	2,119
American Municipal Power, Combined Hydroelectric Project, Ser A, RB
Callable 02/15/2021 @ 100
2.250%, 02/15/2048 (A)	4,210	4,244
American Municipal Power, RB
2.500%, 06/25/2020	3,250	3,269
2.250%, 08/13/2020	500	503
American Municipal Power, Ser A, RB
Callable 08/15/2021 @ 100
2.300%, 02/15/2038 (A)	1,265	1,284
Butler County, BAN
3.000%, 07/23/2020	1,815	1,832

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
Cuyahoga, Metropolitan Housing Authority, Riverside Park Phase II Project, RB
Callable 04/01/2021 @ 100
2.000%, 04/01/2022 (A)	$1,000	$1,006
Fairview Park, City School District, GO
1.496%, 12/01/2022 (E)	515	493
Franklin County, Sawyer & Trevitt Project, RB
Callable 11/29/2019 @ 100
1.770%, 06/01/2020 (A)	475	475
Hamilton County, Healthcare Improvement, Life Enriching Communities Project, RB
4.000%, 01/01/2020	575	576
Heath City School District, GO, NATL
1.941%, 12/01/2020 (E)	1,025	1,010
Lancaster Port Authority, Ser A, RB
Callable 11/01/2024 @ 101
5.000%, 08/01/2049 (A)	3,700	4,293
Lorain County, BAN
3.000%, 02/07/2020	1,000	1,003
Lucas County, Hospital Revenue Board, Promedica Healthcare Project, Ser D, RB
4.000%, 11/15/2020	2,100	2,144
Mahoning County, RB
3.000%, 09/16/2020	1,000	1,013
Mizuho Floater, Ser 2019-MIZ9001, RB
1.300%, 01/01/2032 (A)(B)(C)	1,000	1,000
Newark, GO
3.125%, 04/09/2020	850	855
Ohio State, Air Quality Development Authority, AMT, RB
2.100%, 12/01/2027 (A)	3,000	3,007
Ohio State, Housing Finance Agency, Brandt Meadows Apartment Project, RB
2.000%, 09/01/2021 (A)	1,050	1,054
Ohio State, Housing Finance Agency, Rad East Project, RB
Callable 05/01/2021 @ 100
2.450%, 05/01/2022 (A)	8,000	8,121
Ohio State, Housing Finance Agency, RB
Callable 07/01/2021 @ 100
1.620%, 07/01/2023 (A)	3,500	3,510
Ohio State, Housing Finance Agency, Sem Manor Project, RB
Callable 12/20/2019 @ 100
1.400%, 09/01/2020	2,620	2,620
Ohio State, RB
Callable 12/04/2019 @ 100
1.250%, 10/01/2036 (A)	200	200
Seven Hills, GO
3.000%, 04/09/2020	1,000	1,006

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
Tipp City, BAN
3.000%, 02/12/2020	$2,000	$2,007
Trumbull County, BAN
2.500%, 07/23/2020	2,250	2,267
Twinsburg, BAN
3.000%, 02/27/2020	2,550	2,560

		53,471

Oklahoma — 0.5%
Logan County, Independent School District No. 1, Guthrie Board of Education, GO
4.000%, 08/01/2020	1,000	1,018
Muskogee County, Independent School District No. 20, GO
1.750%, 07/01/2021	1,000	1,007
Oklahoma County, Finance Authority, Midwest City-Del City Public School Project, RB
5.000%, 10/01/2022	1,000	1,103
Tulsa County, Industrial Authority, Owasso Public Schools Project, RB
5.000%, 09/01/2020	1,500	1,542
5.000%, 09/01/2021	1,650	1,756
Tulsa County, Industrial Authority, RB
5.000%, 09/01/2021	330	351

		6,777

Pennsylvania — 8.3%
Allentown City, School District, TRAN
Callable 12/30/2019 @ 100
2.050%, 01/02/2020	1,250	1,250
Armstrong, School District, GO
Callable 12/30/2019 @ 100
2.375%, 03/15/2020	715	716
Bethlehem, Area School District, Ser A, RB
Callable 11/02/2020 @ 100
1.685%, 01/01/2032 (A)	6,000	6,002
Delaware Valley, Regional Finance Authority, Ser B, RB
Callable 09/01/2021 @ 100
1.520%, 09/01/2048 (A)	2,500	2,501
Dover, Area School District, GO
4.000%, 04/01/2020	1,050	1,059
East Hempfield Township, Industrial Development Authority, Willow Valley Communities Project, RB
4.000%, 12/01/2020	415	426
Indiana County, Industrial Development Authority, Residential Revival Project, RB
Callable 03/01/2020 @ 100
1.450%, 09/01/2020	10,450	10,440

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
Lehigh County, Industrial Development Authority, PPL Electric Utilities, RB
1.800%, 09/01/2029 (A)	$3,610	$3,630
Montgomery County, Higher Education & Health Authority, RB
4.000%, 05/01/2036 (A)	2,350	2,477
Montgomery County, Industrial Development Authority, Exelon Generation Project, Ser S, RB
2.550%, 12/01/2029 (A)	4,000	4,025
2.500%, 10/01/2030 (A)	2,350	2,359
New Kensington-Arnold, School District, Ser A, GO, BAM
4.000%, 05/15/2020	820	830
Pennsylvania State, Higher Educational Facilities Authority, Ser AW, RB
5.000%, 06/15/2023	6,140	6,919
5.000%, 06/15/2024	11,725	13,607
Pennsylvania State, Housing Finance Agency, Ser 120, RB
Callable 10/01/2025 @ 100
2.350%, 04/01/2027	1,245	1,262
Pennsylvania State, Commonwealth Financing Authority, Tobacco Master Settlement, RB
5.000%, 06/01/2020	1,500	1,527
5.000%, 06/01/2021	3,000	3,156
Pennsylvania State, Economic Development Financing Authority, AMT, RB
1.500%, 06/01/2044 (A)	1,750	1,750
Pennsylvania State, Economic Development Financing Authority, AMT, RB
Callable 05/01/2024 @ 100
1.750%, 08/01/2038 (A)	7,250	7,202
Pennsylvania State, Economic Development Financing Authority, Ser A, AMT, RB
1.700%, 08/01/2037 (A)	2,845	2,847
Pennsylvania State, Economic Development Financing Authority, Waste Management Project, RB
2.800%, 12/01/2033 (A)	2,260	2,322
Pennsylvania State, Economic Development Financing Authority, Waste Management Project, Ser A, AMT, RB
2.625%, 11/01/2021	2,265	2,310
Pennsylvania State, GO
5.000%, 07/01/2020	1,995	2,039
5.000%, 01/15/2021	2,400	2,503
5.000%, 06/15/2022	2,300	2,517

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
Pennsylvania State, Higher Educational Facilities Authority, Independent Colleges Project, Ser I4, RB
Callable 05/01/2020 @ 100
2.720%, 11/01/2031 (A)	$2,500	$2,509
Pennsylvania State, Higher Educational Facilities Authority, RB
2.050%, 05/01/2030 (A)	2,000	2,003
Pennsylvania State, Ser A, COP
5.000%, 07/01/2021	350	369
Pennsylvania State, Turnpike Commission, Ser A, RB
Callable 06/01/2023 @ 100
1.700%, 12/01/2023 (A)	3,000	3,015
Pennsylvania State, Turnpike Commission, Ser B, RB
Callable 12/01/2022 @ 100
1.800%, 12/01/2023 (A)	1,500	1,510
Philadelphia, Housing Authority, PHA Headquarters Project, RB
4.000%, 05/01/2021	550	570
Reading, School District, GO, AGM
5.000%, 03/01/2021	200	209
School District of Philadelphia, Ser 2020, GO
5.000%, 09/01/2022	2,700	2,897
5.000%, 09/01/2023	3,000	3,308
School District of Philadelphia, Ser C, RB
4.000%, 03/31/2020	3,500	3,531
University of Pittsburgh, RB
Callable 08/15/2023 @ 100
1.470%, 02/15/2024 (A)	3,000	3,000

		108,597

South Carolina — 0.9%
Charleston, Waterworks & Sewer System Revenue, Ser B, RB
Callable 01/01/2021 @ 100
1.571%, 01/01/2035 (A)	1,500	1,503
South Carolina State, Educational Facilities Authority, Furman University Project, Ser B, RB
Callable 11/29/2019 @ 100
1.150%, 10/01/2039 (A)	1,300	1,300
South Carolina, Transportation Infrastructure Bank, Ser 2003B, RB
Callable 10/01/2021 @ 100
1.644%, 10/01/2031 (A)	6,490	6,498
Spartanburg County, Ser D, GO
5.000%, 03/01/2022	2,180	2,365

		11,666

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)

Tennessee — 2.8%
Chattanooga, Health Educational & Housing Facility Board, Chestnut College Flats Apartments Project, RB
1.750%, 12/01/2020 (A)	$3,000	$3,000
Franklin County, Health & Educational Facilities Board, RB
Callable 12/01/2020 @ 100
2.400%, 12/01/2021 (A)	1,365	1,377
Knox County, Health Educational & Housing Facility Board, RB
4.000%, 04/01/2021	850	875
Lewisburg, Industrial Development Board, RB
1.550%, 09/01/2022 (A)	2,000	2,008
Memphis, Health Educational & Housing Facility Board, Forum College Flats Apartments Project, RB
1.800%, 12/01/2020 (A)	1,000	1,000
Memphis, Health Educational & Housing Facility Board, RB
1.400%, 11/01/2022 (A)	1,300	1,301
Memphis, Health Educational & Housing Facility Board, RB
Callable 08/01/2020 @ 100
2.030%, 08/01/2021 (A)	2,000	2,008
Metropolitan Government Nashville & Davidson County, Health & Educational Facilities Board, 12th & Wedgewood Apartments Project, RB, GNMA
1.800%, 12/01/2020 (A)	2,000	2,000
Metropolitan Government Nashville & Davidson County, Health & Educational Facilities Board, Ascension Credit Union, Ser Senior Credit, RB
1.550%, 11/15/2030 (A)	2,390	2,395
Metropolitan Government Nashville & Davidson County, Health & Educational Facilities Board, Haynes Garden Apartments Project, RB, GNMA
1.750%, 12/01/2020 (A)	4,000	4,000
Metropolitan Government Nashville & Davidson County, Health & Educational Facilities Board, Hermitage Flats Apartments Project, RB
1.500%, 07/01/2020	3,750	3,755
Metropolitan Government Nashville & Davidson County, Health & Educational Facilities Board, Trevecca Towers Project, RB
2.000%, 01/01/2022 (A)	6,500	6,544

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
Metropolitan Government Nashville & Davidson County, Health & Educational Facilities Board, RB
1.300%, 12/01/2020	$4,575	$4,576
Tennessee, Energy Acquisition Gas Project, RB
5.000%, 11/01/2022	1,500	1,639

		36,478

Texas — 12.9%
Alamito, Public Facilities Corporation, RB
Callable 11/01/2021 @ 100
1.510%, 05/01/2037 (A)	1,500	1,501
Alamo Heights, Independent School District, Ser B, GO, PSF-GTD
3.000%, 02/01/2028 (A)	2,465	2,513
Alvin, Independent School District, Schoolhouse Project, Ser B, GO, PSF-GTD
1.400%, 02/15/2036 (A)	2,725	2,726
Austin, Affordable Public Facility, Commons Goodnight Apartments, RB
1.850%, 01/01/2021 (A)	5,000	5,014
Brazoria County, Toll Road Authority, Ser B, RB
1.450%, 03/01/2020	6,600	6,603
Capital Area, Housing Finance, Hills Leander Apartment Project, RB
2.050%, 08/01/2021 (A)	3,000	3,013
Capital Area, Housing Finance, Mission Trail At El Camino Real Apartments, RB
Callable 08/01/2021 @ 100
2.100%, 09/01/2037 (A)	2,000	2,022
Central Texas, Regional Mobility Authority, Sub-Ser, RB
Callable 07/01/2021 @ 100
4.000%, 01/01/2022	4,000	4,152
Clear Creek, Independent School District, Ser B, GO, PSF-GTD
1.450%, 02/15/2035 (A)	1,510	1,511
Cypress-Fairbanks, Independent School District, RB, PSF-GTD
Callable 02/15/2021 @ 100
5.000%, 02/15/2025	1,885	1,971
Cypress-Fairbanks, Independent School District, Ser A, GO, PSF-GTD
2.125%, 02/15/2027 (A)	4,510	4,572
1.250%, 02/15/2036 (A)	1,165	1,161
Cypress-Fairbanks, Independent School District, Ser B, GO, PSF-GTD
1.400%, 02/15/2040 (A)	1,500	1,501

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
Dallas County, Hospital District, GO
5.000%, 08/15/2022	$1,500	$1,645
Dickinson, Independent School District, GO, PSF-GTD
1.350%, 08/01/2037 (A)	2,000	2,001
Fort Bend, Independent School District, Ser A, RB, PSF-GTD
1.950%, 08/01/2049 (A)	2,000	2,029
Fort Bend, Independent School District, Ser C, GO, PSF-GTD
1.350%, 08/01/2042 (A)	9,815	9,816
Fort Bend, Independent School District, Ser D, GO, PSF-GTD
1.500%, 08/01/2042 (A)	7,685	7,705
Harlandale, Independent School District, GO, PSF-GTD
Callable 08/15/2020 @ 100
3.000%, 08/15/2045 (A)	2,000	2,022
Harris County, Cultural Education Facilities Finance, RB
Callable 09/01/2022 @ 101
5.000%, 07/01/2049 (A)	2,500	2,764
Harris County, Industrial Development, Deer Park Refining Project, RB
Pre-Refunded @ 100
5.000%, 12/01/2019 (F)	2,000	2,000
Harris County, Toll Road Senior Lien, RB
1.450%, 08/15/2021	3,805	3,809
Houston, Combined Utility System Revenue, Ser A, RB, AGM
1.155%, 12/01/2019 (E)	1,235	1,235
Houston, Combined Utility System Revenue, Ser C, RB
Callable 02/01/2021 @ 100
1.551%, 05/15/2034 (A)	2,360	2,363
Houston, Independent School District, GO, PSF-GTD
1.450%, 06/01/2029 (A)	9,205	9,211
Houston, Independent School District, Ser A, GO, PSF-GTD
2.200%, 06/01/2039 (A)	6,500	6,528
Katy, Independent School District, Ser C, GO, PSF-GTD
Callable 08/15/2020 @ 100
1.463%, 08/15/2036 (A)	3,670	3,670
Lamar, Consolidated Independent School District, Ser A, RB
1.950%, 08/15/2047 (A)	10,000	10,043
Lower Colorado River Authority, RB
5.000%, 05/15/2021	3,000	3,143

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
Matagorda County, Navigation District No. 1, Central Power and Light Project, AMT, RB
1.750%, 05/01/2030 (A)	$4,000	$4,007
Midlothian, Independent School District, Ser C, GO, PSF-GTD
2.000%, 08/01/2051 (A)	2,000	2,048
Mission, Economic Development Authority, Waste Management Project, AMT, RB
Callable 12/30/2019 @ 100
2.500%, 08/01/2020	2,000	2,002
New Caney, Independent School District, GO, PSF-GTD
3.000%, 02/15/2050 (A)	8,695	8,941
New Hope, Cultural Education Facilities Finance, Childrens Health System, Ser A, RB
5.000%, 08/15/2020	1,630	1,673
North East, Independent School District, Ser B, GO, PSF-GTD
Callable 02/01/2020 @ 100
1.420%, 08/01/2040 (A)	1,285	1,285
Port of Port Arthur, Navigation District, Motiva Enterprises Project, Ser C, RB
Callable 11/29/2019 @ 100
1.270%, 04/01/2040 (A)	1,000	1,000
Rib Floater Trust Various State, Ser 2019-10, RB
Callable 07/01/2023 @ 100
1.250%, 11/15/2046 (A)(B)(C)	8,000	8,000
Rockwall, Independent School District, Ser A, GO, PSF-GTD
1.211%, 02/15/2021 (E)	2,000	1,970
Round Rock, Independent School District, GO, PSF-GTD
Callable 02/01/2020 @ 100
1.500%,–%, 0, 08/01/2040 (A)	1,160	1,160
San Antonio, Electric & Gas Systems Revenue, Ser A, RB
1.750%, 02/01/2033 (A)	8,705	8,784
San Antonio, Water System, RB
Callable 11/01/2021 @ 100
2.000%, 05/01/2043 (A)	1,000	1,012
Texas State, Department of Housing & Community Affairs, Crosby Plaza Apartments Project, RB
Callable 02/01/2020 @ 100
2.000%, 08/01/2021 (A)	2,800	2,803

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
Texas State, Department of Housing & Community Affairs, Springs Apartment, RB, FHA
Callable 05/01/2020 @ 100
2.230%, 05/01/2021 (A)	$500	$502
Texas State, Municipal Gas Acquisition & Supply II, Ser C, RB
2.088%, 09/15/2027 (A)	2,000	1,972
Texas State, TRAN
4.000%, 08/27/2020	6,000	6,125
Travis County, Housing Finance, McKinney Falls Apartments Project, RB
Callable 04/01/2020 @ 100
2.000%, 04/01/2021 (A)	8,500	8,517

		170,045

Utah — 0.3%
Utah State, Housing Revenue, Lakeview Heights Apartments Project, RB, GNMA
2.000%, 07/01/2021 (A)	3,500	3,521
Utah State, Infrastructure Agency, RB
4.000%, 10/15/2021	500	519
4.000%, 10/15/2022	325	344

		4,384

Virginia — 2.8%
Amelia County, Industrial Development Authority, AMT, RB
2.125%, 04/01/2027 (A)	8,155	8,169
Chesapeake Bay Bridge & Tunnel District, BAN
5.000%, 11/01/2023	2,000	2,268
Fairfax County, Redevelopment & Housing Authority, Murraygate Village Apartments Project, RB
Callable 08/01/2020 @ 100
2.260%, 02/01/2021 (A)	5,000	5,030
2.210%, 02/01/2021 (A)	2,000	2,011
Halifax County, Industrial Development Authority, Ser 2010A, RB
2.150%, 12/01/2041 (A)	1,000	1,006
Henry County, Industrial Development Authority, RB
Callable 11/01/2021 @ 100
2.000%, 11/01/2023	2,500	2,519
Louisa, Industrial Development Authority, Ser 2008B, RB
2.150%, 11/01/2035 (A)	2,150	2,163
Louisa, Industrial Development Authority, Virginia Electric & Power Project, Ser 2008A, RB
1.900%, 11/01/2035 (A)	6,050	6,116

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
Newport News, Redevelopment & Housing Authority, Soundview Townhouses Project, RB
Callable 08/01/2020 @ 100
2.050%, 08/01/2021 (A)	$5,000	$5,022
Staunton, Redevelopment & Housing Authority, Willow View Town Homes, RB
Callable 11/01/2020 @ 100
1.950%, 05/01/2022 (A)	1,500	1,506
Wise County, Industrial Development Authority, Electric & Power, Ser A, RB
1.875%, 11/01/2040 (A)	1,000	1,003
Wise County, Industrial Development Authority, Ser 2009, RB
2.150%, 10/01/2040 (A)	20	20

		36,833

Washington — 3.3%
Central Puget Sound, Regional Transit Authority, Ser S-2A-R, RB
Callable 11/01/2020 @ 100
1.400%, 11/01/2045 (A)	10,000	9,998
Central Puget Sound, Regional Transit Authority, Ser S-2B-R, RB
Callable 11/01/2022 @ 100
1.550%, 11/01/2045 (A)	1,525	1,525
Grant County, Public Utility District No. 2, RB
Callable 09/01/2020 @ 100
2.000%, 01/01/2044 (A)	10,000	10,036
Pend Oreille County, Public Utility District No. 1 Box Canyon, RB
5.000%, 01/01/2020	1,460	1,464
Seattle, Housing Authority, West Seattle Affordable Housing Project, RB
Callable 12/20/2019 @ 100
1.950%, 06/01/2020	9,445	9,448
Seattle, Municipal Light & Power Revenue, Ser B, RB
Callable 11/01/2020 @ 100
1.390%, 05/01/2045 (A)	5,000	5,001
Washington State, Health Care Facilities Authority, Ser A, RB
5.000%, 10/01/2021	1,520	1,622
Washington State, Housing Finance Commission, Ser A, RB, FHA
1.550%, 07/01/2022 (A)	3,000	3,002
Washington State, Ser F, GO, NATL
1.687%, 12/01/2021 (E)	1,345	1,312

		43,408

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)

West Virginia — 0.3%
Harrison County, Monongahela Project, AMT, RB
3.000%, 10/15/2037 (A)	$750	$767
West Virginia, Economic Development Authority, Appalachian Power Amos Project, RB
2.550%, 03/01/2040 (A)	2,515	2,609

		3,376

Wisconsin — 0.6%
Glendale-River Hills School District, RAN
2.000%, 08/27/2020	2,000	2,011
Kaukauna, Sanitary Sewer System Revenue, Ser C, RB
Callable 09/01/2022 @ 100
2.625%, 09/01/2024	240	247
Kaukauna, Storm Water System Revenue, Ser D, RB
Callable 09/01/2022 @ 100
2.625%, 09/01/2024	660	678
Public Finance Authority, AMT, RB
1.450%, 10/01/2025 (A)	3,000	2,999
Wisconsin State, Health & Educational Facilities Authority, RB
4.000%, 07/01/2020	1,210	1,225
Wisconsin State, Health & Educational Facilities Authority, Tomah Memorial Hospital, Ser A, BAN
Callable 12/20/2019 @ 100
2.650%, 11/01/2020	1,000	1,000

		8,160

Wyoming — 0.2%
Wyoming State, Community Development Authority, Ser 4, RB
Callable 03/01/2021 @ 100
1.420%, 12/01/2048 (A)	3,000	3,004

Multi-State — 0.6%
BB&T Municipal Trust, RB
1.870%, 11/30/2021 (A)(B)(C)	2,190	2,190
FHLMC Multifamily VRD Certificates, Ser M-052, RB
1.310%, 06/15/2036 (A)	995	995
Nuveen, AMT-Free Quality Municipal Income Fund, RB
1.420%, 03/01/2029 (A)	2,000	2,000

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
Tender Option Bond Trust Receipts, Ser 2019-BAML-3002, RB
1.180%, 01/15/2056 (A)(B)	$2,995	$2,995

		8,180

Total Municipal Bonds (Cost $1,331,374) ($ Thousands)		1,338,013

Total Investments in Securities — 101.9% (Cost $1,331,374) ($ Thousands)		$1,338,013

Percentages are based on Net Assets of $1,313,489 ($ Thousands).

(A)	Variable or floating rate security, the interest rate of which adjusts periodically based on prevailing interest rates.

(B)

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration normally to qualified institutions. On November 30, 2019, the value of these securities amounted to $40,220 ($ Thousands), representing 3.1% of the Net Assets of the Fund.

(C)	Securities are held in connection with a letter of credit issued by a major bank.

(D)	Security is escrowed to maturity.

(E)	Zero coupon security. The rate shown on the Schedule of Investments is the security’s effective yield at the time of purchase.

(F)	Pre-Refunded Securities — The maturity date shown is the pre-refunded date.

AGC — Assured Guaranty Corporation

AGM— Assured Guaranty Municipal

AMBAC — American Municipal Bond Assurance Corporation

AMT — Alternative Minimum Tax

BAN— Bond Anticipation Note

BAM — Build America Mutual

COP— Certificate of Participation

FHA— Federal Housing Administration

FHLMC — Federal Home Loan Mortgage Corporation

FNMA — Federal National Mortgage Association

GNMA — Government National Mortgage Association

GO — General Obligation

LIBOR — London Interbank Rate

NATL— National Public Finance Guarantee Corporation

PSF-GTD — Public Schools Fund Guarantee

RAN— Revenue Anticipation Note

RB — Revenue Bond

TA — Tax Allocation

TRAN — Tax Revenue Anticipation Note

VRD — Variable Rate Demand

As of November 30, 2019, all of the Fund’s investments were considered Level 2, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

For the period ended November 30, 2019, there were no transfers in or out of Level 3.

For information regarding the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2019

California Municipal Bond Fund

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS — 98.6%

California — 98.1%
ABAG, Finance Authority for Nonprofit, Casa de las Campanas Project, RB
Callable 09/01/2020 @ 100
5.250%, 09/01/2024	$2,810	$2,898
ABAG, Finance Authority for Nonprofit, Windemere Ranch Infrastructure Project, Ser A, Special Tax, AGM
5.000%, 09/02/2024	1,390	1,638
5.000%, 09/02/2025	990	1,201
Alameda Corridor, Transportation Authority, Ser A, RB
5.000%, 10/01/2022	1,430	1,587
5.000%, 10/01/2023	2,160	2,478
Anaheim, Housing & Public Improvements Authority, Refinance & Improvements - Electric Utilities, RB
Callable 10/01/2021 @ 100
5.000%, 10/01/2025	575	616
Anaheim, Redevelopment Agency Successor Agency, Ser A, TA
5.000%, 02/01/2027	2,000	2,528
5.000%, 02/01/2028	4,000	5,160
Bakersfield, Wastewater Revenue, Ser A, RB
Callable 09/15/2025 @ 100
5.000%, 09/15/2029	1,250	1,509
Burbank, Redevelopment Agency Successor Agency, TA, BAM
5.000%, 12/01/2023	625	723
California State, Bid Group B, GO
5.000%, 08/01/2026	5,000	6,186
California State, Educational Facilities Authority, Occidental College Project, RB
5.000%, 10/01/2022	300	334
5.000%, 10/01/2025	400	488
California State, Educational Facilities Authority, Pepperdine University Project, RB
Callable 09/01/2022 @ 100
5.000%, 09/01/2025	320	353

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
California State, Educational Facilities Authority, Pepperdine University Project, RB
Callable 09/01/2025 @ 100
5.000%, 09/01/2026	$650	$792
California State, Educational Facilities Authority, University of Redlands Project, Ser A, RB
5.000%, 10/01/2023	830	948
California State, GO
5.000%, 08/01/2026	10,000	12,372
California State, GO
Callable 09/01/2022 @ 100
5.000%, 09/01/2025	5,400	5,972
California State, GO
Callable 08/01/2026 @ 100
5.000%, 08/01/2027	3,000	3,700
California State, GO
Callable 08/01/2027 @ 100
5.000%, 08/01/2028	2,665	3,354
5.000%, 08/01/2031	5,000	6,215
California State, GO
Callable 10/01/2029 @ 100
5.000%, 10/01/2030	1,230	1,603
California State, Health Facilities Financing Authority, Adventist Health System Project, Ser A, RB
5.000%, 03/01/2022	1,200	1,304
California State, Health Facilities Financing Authority, Children’s Hospital of Orange County, RB
5.000%, 11/01/2027	1,500	1,918
California State, Health Facilities Financing Authority, Chinese Hospital Association Project, RB
Callable 06/01/2022 @ 100
5.000%, 06/01/2025	400	439
5.000%, 06/01/2026	350	384
California State, Health Facilities Financing Authority, City of Hope Project, Ser A, RB
Callable 11/15/2022 @ 100
5.000%, 11/15/2024	1,000	1,115
California State, Health Facilities Financing Authority, El Camino Hospital Project, Ser A, RB
5.000%, 02/01/2022	500	542
California State, Health Facilities Financing Authority, RB
Callable 11/15/2024 @ 100
5.000%, 11/15/2027	1,200	1,421

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
California State, Health Facilities Financing Authority, RB
Callable 10/01/2027 @ 100
5.000%, 10/01/2039 (A)	$1,500	$1,883
California State, Health Facilities Financing Authority, Ser 2006-C, RB
5.000%, 06/01/2041 (A)	4,000	5,228
California State, Health Facilities Financing Authority, Stanford Health Care, Ser A, RB
5.000%, 11/15/2027	1,000	1,285
California State, Health Facilities Financing Authority, Sutter Health Project, Ser A, RB
5.000%, 11/15/2026	500	628
California State, Housing Finance Agency, Ser A, RB
4.250%, 01/15/2035	1,495	1,742
California State, Infrastructure & Economic Development Bank, Academy Motion Picture Art, RB
5.000%, 11/01/2023	1,000	1,150
California State, Infrastructure & Economic Development Bank, Academy of Sciences, RB
Callable 02/01/2021 @ 100
1.570%, 08/01/2047 (A)	3,500	3,497
California State, Infrastructure & Economic Development Bank, Clean Water State Revolving Fund, RB
5.000%, 10/01/2024	1,000	1,188
California State, Infrastructure & Economic Development Bank, Walt Disney Family Museum, RB
5.000%, 02/01/2023	350	391
5.000%, 02/01/2024	500	577
California State, Municipal Finance Authority, Biola University Project, RB
5.000%, 10/01/2024	1,110	1,289
California State, Municipal Finance Authority, Community Medical Centers, Ser A, RB
5.000%, 02/01/2025	1,000	1,182
California State, Municipal Finance Authority, Eisenhower Medical Center, Ser A, RB
5.000%, 07/01/2025	500	587
5.000%, 07/01/2027	1,170	1,422

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
California State, Municipal Finance Authority, Eisenhower Medical Center, Ser B, RB
5.000%, 07/01/2026	$450	$539
California State, Municipal Finance Authority, Humangood Obligation Group, Ser A, RB
Callable 10/01/2026 @ 100
4.000%, 10/01/2029	1,260	1,430
California State, Municipal Finance Authority, Linxs APM Project, AMT, RB
Callable 06/30/2028 @ 100
5.000%, 12/31/2028	1,000	1,236
5.000%, 06/30/2029	1,300	1,599
5.000%, 12/31/2029	1,000	1,227
California State, Municipal Finance Authority, Orange County Civic Center Infrastructure Project, RB
5.000%, 06/01/2025	500	606
5.000%, 06/01/2026	310	386
California State, Municipal Finance Authority, UCR Dundee-Glasgow Student Housing Project, RB
5.000%, 05/15/2028	2,400	2,984
5.000%, 05/15/2029	1,450	1,810
California State, Municipal Finance Authority, UCR North District, Phase 1 Student Project, RB, BAM
5.000%, 05/15/2026	500	608
California State, Pollution Control Financing Authority, Waste Management Project, AMT, RB
2.500%, 11/01/2038 (A)	1,125	1,163
California State, Public Works Board, Ser B, RB
Callable 10/01/2027 @ 100
5.000%, 10/01/2028	2,005	2,524
California State, Public Works Board, Various Corrections Facilities Project, Ser A, RB
Callable 09/01/2024 @ 100
5.000%, 09/01/2025	3,600	4,226
California State, School Facilities Project, GO
Callable 11/01/2023 @ 100
5.000%, 11/01/2029	3,000	3,435
California State, School Finance Authority, Aspire Public School, RB
5.000%, 08/01/2023 (B)	825	917
California State, Statewide Communities Development Authority, Adventist Health System, RB
5.000%, 03/01/2022	1,000	1,087

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
California State, Statewide Communities Development Authority, CHF Irvine, RB
5.000%, 05/15/2023	$1,500	$1,677
5.000%, 05/15/2024	1,445	1,657
California State, Statewide Communities Development Authority, Henry Mayo Newhall Memorial Project, Ser A, RB, AGM
5.000%, 10/01/2021	500	533
5.000%, 10/01/2022	500	552
5.000%, 10/01/2023	500	568
California State, Statewide Communities Development Authority, Rady Children’s Hospital, Ser A, RB
5.000%, 08/15/2022	250	277
California State, Statewide Communities Development Authority, RB, AGM
5.000%, 11/15/2022	200	223
California State, Statewide Communities Development Authority, University of California, Irvine Campus, RB
5.000%, 05/15/2025	2,180	2,559
5.000%, 05/15/2026	1,355	1,623
California State, Statewide Communities Development Authority, Viamonte Senior Living Project, RB
Callable 01/01/2021 @ 100
3.000%, 07/01/2025	2,800	2,852
California State, Tobacco Securitization Agency, RB
5.000%, 06/01/2023	1,200	1,313
California State, Various Purpose, GO
5.000%, 11/01/2026	5,000	6,222
California State, Various Purpose, GO
Callable 04/01/2023 @ 100
5.000%, 10/01/2029	4,130	4,644
California State, Various Purpose, GO
Callable 12/01/2023 @ 100
5.000%, 12/01/2024	5,000	5,759
California State, Various Purpose-Group B, GO
5.000%, 09/01/2026	2,000	2,479
Carlsbad, Unified School District, Ser B, GO
Callable 05/01/2024 @ 100
6.000%, 05/01/2034	2,750	3,327
Contra Costa, Transportation Authority, Ser A, RB
Callable 09/01/2020 @ 100
1.497%, 03/01/2034 (A)	3,000	2,999
Contra Costa, Water District, Ser T, RB
5.000%, 10/01/2024	1,325	1,574

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
Dublin, Unified School District, GO
5.000%, 08/01/2023	$1,500	$1,717
El Dorado, Irrigation District, Ser B, COP
5.000%, 03/01/2025	1,000	1,199
Fresno, Joint Powers Financing Authority, Master Lease Project, Ser A, RB, AGM
5.000%, 04/01/2025	1,500	1,773
Golden State, Tobacco Securitization, Ser A1, RB
5.000%, 06/01/2021	2,000	2,104
5.000%, 06/01/2025	3,365	3,906
5.000%, 06/01/2026	1,500	1,773
5.000%, 06/01/2027	5,000	6,008
Grossmont, Health Care District, Ser D, GO
5.000%, 07/15/2022	1,020	1,127
Hesperia Community, Redevelopment Agency Successor Agency, Ser A, COP, AGM
Callable 09/01/2028 @ 100
5.000%, 09/01/2029	2,275	2,916
Imperial, Irrigation District Electric System Revenue Authority, Ser B2, RB
5.000%, 11/01/2024	730	868
5.000%, 11/01/2025	1,000	1,224
Imperial, Irrigation District Electric System Revenue Authority, Ser C, RB
5.000%, 11/01/2024	625	743
Inglewood, Redevelopment Agency Successor Agency, Sub Lien-Merged Redevelopment Project, TA, BAM
5.000%, 05/01/2025	1,000	1,192
5.000%, 05/01/2026	500	610
Lancaster, Redevelopment Agency Successor Agency, Combined Redevelopment Project Areas, TA, AGM
5.000%, 08/01/2024	435	510
5.000%, 08/01/2025	570	686
Lodi, Public Financing Authority, RB, AGM
5.000%, 09/01/2026	1,000	1,241
Long Beach, Harbor Revenue, Ser A, AMT, RB
5.000%, 05/15/2026	1,100	1,334
5.000%, 05/15/2027	2,000	2,475
Long Beach, Harbor Revenue, Ser B, RB
5.000%, 05/15/2024	1,000	1,173
Long Beach, Harbor Revenue, Ser C, AMT, RB
Callable 05/15/2025 @ 100
5.000%, 05/15/2026	2,370	2,806

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
Long Beach, Marina Revenue, RB
5.000%, 05/15/2021	$520	$545
5.000%, 05/15/2022	900	968
5.000%, 05/15/2023	700	772
Los Angeles County, Metropolitan Transportation Authority, Ser A, RB
5.000%, 06/01/2026	2,400	2,988
Los Angeles County, Redevelopment Authority, Bunker Hill Project, Ser C, TA
5.000%, 12/01/2024	2,000	2,388
Los Angeles, Community Facilities District, Playa Vista, Phase 1 Project, Special Tax
5.000%, 09/01/2021	1,050	1,119
Los Angeles, Department of Airports, Los Angeles Internationa Airport Project, AMT, RB
5.000%, 05/15/2027	3,000	3,700
5.000%, 05/15/2029	3,000	3,810
Los Angeles, Department of Airports, Los Angeles International Airport Project, AMT, RB
5.000%, 05/15/2027	3,990	4,922
5.000%, 05/15/2028	1,000	1,253
Los Angeles, Department of Airports, Los Angeles International Airport Project, AMT, RB
Callable 05/15/2026 @ 100
5.000%, 05/15/2027	1,000	1,208
Los Angeles, Department of Airports, Ser B, AMT, RB
5.000%, 05/15/2025	2,000	2,373
Los Angeles, Department of Water & Power, Ser C, RB
Callable 07/01/2022 @ 100
5.000%, 07/01/2023	750	828
Los Angeles, Harbor Department, Ser A, AMT, RB
5.000%, 08/01/2024	2,000	2,325
Los Angeles, Harbor Department, Ser A, RB
5.000%, 08/01/2025	1,000	1,213
Los Angeles, Unified School District, Ser A, GO
5.000%, 07/01/2023	1,050	1,193
5.000%, 07/01/2024	1,060	1,242
5.000%, 07/01/2025	2,000	2,406
5.000%, 07/01/2029	3,940	5,121
Los Angeles, Unified School District, Ser A, GO
Callable 07/01/2021 @ 100
5.000%, 07/01/2026	2,000	2,120

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
Los Angeles, Unified School District, Ser B1, GO
Callable 01/01/2028 @ 100
5.000%, 07/01/2029	$1,000	$1,253
Los Angeles, Wastewater System Revenue, Ser B, RB
Callable 06/01/2022 @ 100
5.000%, 06/01/2024	2,500	2,750
Milpitas, Redevelopment Agency Successor Agency, Redevelopment Project Area #1, TA
5.000%, 09/01/2021	1,000	1,071
Northern California, Energy Authority, Ser A, RB
4.000%, 07/01/2049 (A)	3,000	3,286
Orange County, Redevelopment Agency Successor Agency, Ser A, TA, AGM
5.000%, 09/01/2023	525	603
Palm Desert, Redevelopment Agency Successor Agency, Ser A, TA, BAM
5.000%, 10/01/2024	1,200	1,413
Palm Springs, Airport Revenue, Palm Springs International Airport Project, AMT, RB, BAM
Callable 06/01/2025 @ 100
5.000%, 06/01/2028	1,100	1,296
Palomar, Community College District, GO
5.000%, 05/01/2023	750	852
Peralta, Community College District, Ser A, GO
5.000%, 08/01/2023	580	659
Pittsburg, Redevelopment Agency Successor Agency, Ser A, TA, AGM
5.000%, 09/01/2023	3,000	3,399
Pomona, Unified School District, GO, BAM
5.000%, 08/01/2023	665	760
Redlands, Unified School District, San Bernadino County, GO
Callable 07/01/2027 @ 100
5.000%, 07/01/2028	1,000	1,274
Riverside County, Redevelopment Successor Agency, Jurupa Valley Redevelopment Project, TA
5.000%, 10/01/2025	560	678
5.000%, 10/01/2026	500	619
Roseville, Finance Authority, Ser A, Special Tax
5.000%, 09/01/2023	550	631
5.000%, 09/01/2025	1,000	1,220

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
Sacramento County, Airport System Revenue, Ser B, RB
5.000%, 07/01/2026	$1,000	$1,238
Sacramento, Area Flood Control Agency,Consolidated Capital Assessment District No. 2 Bonds, Ser A, SAB
5.000%, 10/01/2026	850	1,063
Sacramento, Municipal Utility District, RB
5.000%, 07/01/2024	500	591
Sacramento, Municipal Utility District, Ser D, RB
5.000%, 08/15/2026	1,000	1,249
Sacramento, Redevelopment Agency Successor Agency, Ser A, TA, BAM
5.000%, 12/01/2024	1,000	1,186
San Diego County, Regional Airport Authority, Ser B, AMT, RB
5.000%, 07/01/2023	3,465	3,909
San Diego County, Regional Airport Authority, Sub-Ser B, AMT, RB
5.000%, 07/01/2025	500	593
5.000%, 07/01/2026	400	484
5.000%, 07/01/2027	500	617
San Diego County, Regional Airport Authority, Sub-Ser B, AMT, RB
Callable 07/01/2027 @ 100
5.000%, 07/01/2028	1,000	1,223
San Diego County, Regional Transportation Commission, Ser A, RB
Callable 04/01/2022 @ 100
5.000%, 04/01/2024	1,000	1,092
San Diego County, Sanford Burnham Presbyterian Medical Discovery Institute, RB
5.000%, 11/01/2024	1,200	1,406
San Diego County, Water Authority, RB
5.000%, 05/01/2025	2,155	2,600
San Diego, Association of Governments South Bay Expressway Revenue, Ser A, RB
Callable 07/01/2027 @ 100
5.000%, 07/01/2028	1,000	1,252
San Diego, Community College District, GO
5.000%, 08/01/2024	1,000	1,183
San Diego, Redevelopment Agency Successor Agency, Ser A, TA
5.000%, 09/01/2022	700	777
San Diego, Regional Building Authority, County Operations Center Project, Ser A, RB
Callable 10/15/2025 @ 100
5.000%, 10/15/2027	1,000	1,218

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
San Francisco Bay Area, Rapid Transit District, Ser A, RB
5.000%, 07/01/2025	$500	$607
San Francisco City & County, Airport Commission, San Francisco International Airport, AMT, RB
5.000%, 01/01/2026	2,500	2,999
San Francisco City & County, Airport Commission, San Francisco International Airport, RB
5.000%, 05/01/2023	1,250	1,418
5.000%, 05/01/2025	1,000	1,207
San Francisco City & County, Airport Commission, San Francisco International Airport, Ser D, AMT, RB
5.000%, 05/01/2026	3,000	3,632
San Francisco City & County, Redevelopment Agency Successor Agency, Mission Bay South Redevelopment Project, Ser B, TA
5.000%, 08/01/2022	235	259
San Francisco City & County, Redevelopment Agency Successor Agency, Mission Bay South Redevelopment Project, Ser C, TA
5.000%, 08/01/2022	275	303
San Francisco City & County, Redevelopment Agency Successor Agency, Mission Bay South Redevelopment Project, Ser S, TA
5.000%, 08/01/2023	425	483
San Francisco City & County, Ser R1, GO
Callable 06/15/2023 @ 100
5.000%, 06/15/2026	3,000	3,417
San Francisco, Public Utilities Commission Water Revenue, RB
5.000%, 11/01/2026	6,000	7,534
San Francisco, Public Utilities Commission Water Revenue, Ser D, RB
5.000%, 11/01/2027	3,000	3,856
San Francisco, Public Utilities Commission Water Revenue, Sub-Ser D, RB
Pre-Refunded @ 100
5.000%, 11/01/2021 (C)	10	11
San Joaquin, Delta Community College District, Ser A, GO
5.000%, 08/01/2025	2,000	2,431
San Jose, Norman Y Mineta San Jose International Airport SJC, Ser A, AMT, RB
5.000%, 03/01/2025	1,000	1,179
5.000%, 03/01/2026	1,780	2,147
San Jose, Redevelopment Agency Successor Agency, Sub-Ser B, TA
5.000%, 08/01/2027	1,000	1,274

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
San Marcos, Redevelopment Agency Successor Agency, Ser A, TA
5.000%, 10/01/2021	$750	$805
Santa Ana, College Improvement District #1, Rancho Santiago Community College District, Improvement Project, GO
Callable 08/01/2026 @ 100
3.000%, 08/01/2032	1,000	1,060
3.000%, 08/01/2033	2,580	2,720
Santa Barbara County, Ser B, AMT, COP
5.000%, 12/01/2025	1,440	1,729
Santa Monica-Malibu, Unified School District, GO
Callable 08/01/2023 @ 100
5.000%, 08/01/2024	1,055	1,210
Solano County, COP
5.000%, 11/01/2025	700	860
Sonoma-Marin Area, Rail Transit District, Ser A, RB
Callable 03/01/2022 @ 100
5.000%, 03/01/2023	725	789
South Orange County, Public Financing Authority, Ser A, Special Tax
Callable 08/15/2021 @ 102
5.000%, 08/15/2023	725	788
5.000%, 08/15/2024	1,000	1,086
Southern California, Metropolitan Water District, Ser A, RB
5.000%, 07/01/2025	1,400	1,703
Southern California, Public Power Authority, Canyon Power Project, Ser A, RB
Callable 07/01/2021 @ 100
5.000%, 07/01/2025	500	531
Southern California, Public Power Authority,Ser A, RB
5.250%, 11/01/2025	2,930	3,483
Southern California, Water Replenishment District, RB
5.000%, 08/01/2025	425	518
Stockton, Redevelopment Agency Successor Agency, Ser A, TA, AGM
5.000%, 09/01/2026	1,000	1,234
Stockton, Redevelopment Agency Successor Agency, Ser A, TA, AGM
Callable 09/01/2026 @ 100
5.000%, 09/01/2027	1,000	1,229
Stockton, Unified School District, GO
5.000%, 08/01/2022	3,000	3,298
Tuolumne, Wind Project Authority, Wind Project, Ser A, RB
5.000%, 01/01/2026	1,000	1,233

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
Tustin, Unified School District, Community Facilities District #97-1, Special Tax
5.000%, 09/01/2023	$1,000	$1,134
Tustin, Unified School District, GO
5.000%, 06/01/2023	800	911
University of California, Regents Medical Center Pooled Revenue, Ser L, RB
5.000%, 05/15/2024	2,000	2,348
University of California, Ser AM, RB
Callable 05/15/2024 @ 100
5.000%, 05/15/2025	1,000	1,174
Upland Community, Redevelopment Agency Successor Agency, Community Development Project, TA
5.000%, 09/01/2025	1,280	1,534
Westlands, Water District, Ser A, RB, AGM
5.000%, 09/01/2025	1,430	1,726

		347,626

Multi-State — 0.5%
FHLMC Multifamily VRD Certificates, Ser M-049, RB
Callable 03/15/2029 @ 100
3.050%, 04/15/2034 (B)	1,495	1,569

Total Municipal Bonds (Cost $334,193) ($ Thousands)		349,195

Description	Shares	Market Value ($ Thousands)

CASH EQUIVALENT — 0.5%

SEI Daily Income Trust, Government Fund,Cl F
1.530%**†	1,707,047	1,707

Total Cash Equivalent (Cost $1,707) ($ Thousands)		1,707

Total Investments in Securities — 99.1% (Cost $335,900) ($ Thousands)		$350,902

Percentages are based on Net Assets of $354,252 ($ Thousands).

**	Rate shown is the 7-day effective yield as of November 30, 2019.

†	Investment in Affiliated Security.

(A)	Variable or floating rate security, the interest rate of which adjusts periodically based on prevailing interest rates.

(B)

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration normally to qualified institutions. On November 30, 2019, the value of these securities amounted to $2,486 ($ Thousands), representing 0.7% of the Net Assets of the Fund.

(C)	Pre-Refunded Securities — The maturity date shown is the pre-refunded date.

ABAG — Association of Bay Area Governments

AGM— Assured Guaranty Municipal

AMT — Alternative Minimum Tax

BAM — Build America Mutual

Cl — Class

COP— Certificate of Participation

FHLMC — Federal Home Loan Mortgage Corporation

GO — General Obligation

L.P. — Limited Partnership

RB — Revenue Bond

SAB— Special Assessment Bond

TA — Tax Allocation

VRD — Variable Rate Demand

The following is a list of the level of inputs used as of November 30, 2019 in valuing the Fund’s investments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total
Municipal Bonds	$–	$349,195	$–	$349,195
Cash Equivalent	1,707	–	–	1,707

Total Investments in Securities	$1,707	$349,195	$–	$350,902

For the period ended November 30, 2019, there were no transfers in or out of Level 3.

For information regarding the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

The following is a summary of the transactions with affiliates for the period ended November 30, 2019 ($ Thousands):

Security Description	Value 8/31/19 ($)	Purchases at Cost ($)	Proceeds from Sales ($)	Realized Gain (Loss) ($)	Change in Unrealized Appreciation (Depreciation) ($)	Value 11/30/19 ($)	Shares	Income ($)	Capital Gains ($)
SEI Daily Income Trust, Government Fund, Cl F	3,611	12,128	(14,032)	—	—	1,707	1,707,047	5	—

Amounts designated as “—” are $0.

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2019

Massachusetts Municipal Bond Fund

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS — 97.8%

Massachusetts — 97.8%
Belmont, Municipal Purpose Loan, GO
5.000%, 04/15/2024	$1,000	$1,166
Boston, Ser A, GO
5.000%, 03/01/2023	250	281
5.000%, 04/01/2027	1,000	1,261
Boston, Ser A, GO
Callable 03/01/2024 @ 100
5.000%, 03/01/2025	500	580
Boston, Ser B, GO
5.000%, 04/01/2025	1,700	2,039
Boston, Transit Parking Authority, RB
Callable 07/01/2021 @ 100
5.000%, 07/01/2022	500	530
Massachusetts Bay, Transportation Authority, Ser A, RB
5.250%, 07/01/2030	500	674
5.000%, 07/01/2025	1,000	1,205
5.000%, 07/01/2027	1,500	1,891
Massachusetts Bay, Transportation Authority, Ser A-2, RB
5.000%, 07/01/2026	1,000	1,231
Massachusetts Bay, Transportation Authority, Ser C, RB
5.500%, 07/01/2024	750	895
Massachusetts State, Clean Energy Cooperative, Municipal Lighting Plant Cooperative, RB
5.000%, 07/01/2023	500	565
Massachusetts State, Clean Water Trust, RB
Callable 02/01/2026 @ 100
5.000%, 02/01/2029	1,000	1,208
Massachusetts State, Department of Transportation, Ser A, RB
5.000%, 01/01/2029	1,000	1,286
Massachusetts State, Development Finance Agency, Baystate Medical Center Project, Ser N, RB
5.000%, 07/01/2023	200	225
Massachusetts State, Development Finance Agency, Berklee College Music Project, RB
5.000%, 10/01/2026	675	836

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
Massachusetts State, Development Finance Agency, Beth Israel Lahey Health Project, RB
5.000%, 07/01/2028	$585	$734
Massachusetts State, Development Finance Agency, Boston College Project, Ser S, RB
Callable 07/01/2023 @ 100
5.000%, 07/01/2024	1,000	1,131
Massachusetts State, Development Finance Agency, Boston Medical Center, Ser E, RB
5.000%, 07/01/2026	200	240
Massachusetts State, Development Finance Agency, Brandeis University Project, Ser S-2, RB
Callable 04/01/2029 @ 100
5.000%, 10/01/2029	1,000	1,296
Massachusetts State, Development Finance Agency, Broad Institute Project, RB
5.000%, 04/01/2025	500	597
Massachusetts State, Development Finance Agency, CareGroup Project, Ser H-1, RB
5.000%, 07/01/2024	500	578
Massachusetts State, Development Finance Agency, CareGroup Project, Ser I, RB
5.000%, 07/01/2026	500	605
Massachusetts State, Development Finance Agency, CareGroup Project, Ser J, RB
5.000%, 07/01/2024	500	578
Massachusetts State, Development Finance Agency, College Holy Cross Project, Ser A, RB
5.000%, 09/01/2026	200	248
Massachusetts State, Development Finance Agency, Dana-Farber Cancer Institute, Ser O, RB
5.000%, 12/01/2026	1,000	1,232
Massachusetts State, Development Finance Agency, Harvard University, Ser A, RB
5.000%, 07/15/2026	2,480	3,077
Massachusetts State, Development Finance Agency, Lahey Clinic Project, Ser F, RB
5.000%, 08/15/2024	750	870
Massachusetts State, Development Finance Agency, Lesley University Project, RB
5.000%, 07/01/2024	1,000	1,153
Massachusetts State, Development Finance Agency, Partners Health Care Systems Project, RB
5.000%, 07/01/2023	1,045	1,183
5.000%, 07/01/2025	1,000	1,201

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
Massachusetts State, Development Finance Agency, Partners Health Care Systems Project, Ser O, RB
Callable 07/01/2025 @ 100
5.000%, 07/01/2028	$500	$594
Massachusetts State, Development Finance Agency, South Shore Hospital Project, Ser I, RB
5.000%, 07/01/2025	500	588
Massachusetts State, Development Finance Agency, Sterling and Francine Clark Art Institute, RB
4.000%, 07/01/2024	400	450
Massachusetts State, Development Finance Agency, Suffolk University Project, RB
5.000%, 07/01/2024	350	403
Massachusetts State, Development Finance Agency, Suffolk University, RB
5.000%, 07/01/2024	500	575
Massachusetts State, Development Finance Agency, Tufts University Project, Ser Q, RB
5.000%, 08/15/2023	400	455
Massachusetts State, Development Finance Agency, UMass Memorial Health Care, RB
Callable 07/01/2027 @ 100
5.000%, 07/01/2031	1,000	1,204
Massachusetts State, Development Finance Agency, UMass Student Housing Project, RB
5.000%, 10/01/2026	600	713
Massachusetts State, Development Finance Agency, Waste Management Project, AMT, RB
2.150%, 05/01/2027 (A)(B)	1,000	1,002
Massachusetts State, Development Finance Agency, Wellforce, Ser A, RB
5.000%, 07/01/2023	700	781
Massachusetts State, Development Finance Agency, Worcester Polytechnic Institute, RB
Callable 09/01/2029 @ 100
5.000%, 09/01/2030	210	268
Massachusetts State, Educational Financing Authority, Education Loan Revenue, AMT, RB
5.000%, 01/01/2021	500	519
Massachusetts State, Educational Financing Authority, Ser A, AMT, RB
Callable 01/01/2025 @ 100
5.000%, 01/01/2026	400	461

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
Massachusetts State, Educational Financing Authority, Ser J, AMT, RB
5.000%, 07/01/2020	$500	$510
Massachusetts State, Educational Financing Authority, Ser K, AMT, RB
5.000%, 07/01/2022	500	543
Massachusetts State, Federal Highway Project, Ser A, GAN
Callable 06/15/2022 @ 100
5.000%, 06/15/2023	1,000	1,096
Massachusetts State, Health & Educational Facilities Authority, Massachusetts Institute of Technology Project, Ser M, RB
5.250%, 07/01/2029	500	669
Massachusetts State, Port Authority, Ser A, AMT, RB
5.000%, 07/01/2027	1,000	1,237
5.000%, 07/01/2028	1,000	1,258
5.000%, 07/01/2029	840	1,055
Massachusetts State, Port Authority, Ser A, AMT, RB
Callable 07/01/2027 @ 100
5.000%, 07/01/2028	250	307
Massachusetts State, Port Authority, Ser A, RB
5.000%, 07/01/2025	1,000	1,202
Massachusetts State, Port Authority, Ser B, AMT, RB
5.000%, 07/01/2022	690	754
Massachusetts State, Port Authority, Ser C, AMT, RB
5.000%, 07/01/2028	1,000	1,258
Massachusetts State, Port Authority, Ser C, RB
5.000%, 07/01/2024	520	608
Massachusetts State, School Building Authority, Ser A, RB
5.000%, 05/15/2023	1,000	1,129
Massachusetts State, Ser A, GO
5.000%, 07/01/2026	2,625	3,234
Massachusetts State, Ser B, GO
5.250%, 08/01/2023	250	287
5.000%, 08/01/2023	500	569
5.000%, 07/01/2026	1,000	1,232
5.000%, 07/01/2027	1,000	1,258
5.000%, 01/01/2028	1,500	1,905
Massachusetts State, Ser C, GO
5.000%, 08/01/2024	1,025	1,202
5.000%, 10/01/2025	1,000	1,211

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
Massachusetts State, Ser D, GO
5.000%, 04/01/2026	$1,000	$1,225
Massachusetts State, Ser E, GO
5.000%, 11/01/2027	2,000	2,533
5.000%, 09/01/2028	1,000	1,287
Massachusetts State, Transportation Fund Revenue, Metropolitan Highway System, Ser A, RB
5.000%, 01/01/2027	1,000	1,237
Massachusetts State, Transportation Fund Revenue, Rail Enhancement & Accelerated Program, RB
Callable 06/01/2024 @ 100
5.000%, 06/01/2030	1,000	1,157
Massachusetts State, Transportation Fund Revenue, Rail Enhancement Program, Ser A, RB
5.000%, 06/01/2023	500	566
Massachusetts State, Transportation Fund Revenue, Ser A, RB
5.000%, 06/01/2026	1,000	1,231
Massachusetts State, Water Resources Authority, Ser B, RB
5.000%, 08/01/2028	1,000	1,284
Massachusetts State, Water Resources Authority, Ser B, RB, AGM
5.250%, 08/01/2023	500	574
Massachusetts State, Water Resources Authority, Ser F, RB
5.000%, 08/01/2024	1,000	1,173
Springfield, Water & Sewer Commission, Ser C, RB
5.000%, 04/15/2024	400	465
University of Massachusetts, Building Authority, Ser 2019-1, RB
5.000%, 05/01/2025	1,000	1,196
University of Massachusetts, Building Authority, UMass Project, RB
5.000%, 11/01/2026	1,000	1,241
Winchester, Municipal Purpose Loan, GO
Callable 07/01/2025 @ 100
5.000%, 07/01/2026	500	602
Worcester, Municipal Purpose Loan, GO
Callable 11/01/2022 @ 100
5.000%, 11/01/2023	1,000	1,110

Total Municipal Bonds (Cost $74,704) ($ Thousands)		78,014

Description	Shares	Market Value ($ Thousands)

CASH EQUIVALENT — 0.9%
SEI Daily Income Trust, Government Fund, Cl F
1.530%**†	697,482	$697

Total Cash Equivalent (Cost $697) ($ Thousands)		697

Total Investments in Securities — 98.7% (Cost $75,401) ($ Thousands)		$78,711

Percentages are based on Net Assets of $79,721 ($ Thousands).

**	Rate shown is the 7-day effective yield as of November 30, 2019.

†	Investment in Affiliated Security.

(A)	Variable or floating rate security, the interest rate of which adjusts periodically based on prevailing interest rates.

(B)

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration normally to qualified institutions. On November 30, 2019, the value of these securities amounted to $1,002 ($ Thousands), representing 1.3% of the Net Assets of the Fund.

AGM— Assured Guaranty Municipal

AMT — Alternative Minimum Tax

Cl — Class

GO — General Obligation

RB — Revenue Bond

Ser — Series

The following is a list of the level of inputs used as of November 30, 2019, in valuing the Fund’s investments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total
Municipal Bonds	$–	$78,014	$–	$78,014
Cash Equivalent	697	–	–	697

Total Investments in Securities	$697	$78,014	$–	$78,711

For the period ended November 30, 2019, there were no transfers in or out of Level 3.

For information regarding the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

The following is a summary of the transactions with affiliates for the period ended November 30, 2019 ($ Thousands):

Security Description	Value 8/31/19 ($)	Purchases at Cost ($)	Proceeds from Sales ($)	Realized Gain (Loss) ($)	Change in Unrealized Appreciation (Depreciation) ($)	Value 11/30/19 ($)	Shares	Income ($)	Capital Gains ($)

SEI Daily Income Trust, Government Fund, Cl F	1,368	2,954	(3,625)	—	—	697	697,482	4	—

Amounts designated as “—” are $0.

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2019

New Jersey Municipal Bond Fund

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS — 98.9%

Delaware — 2.0%
Delaware State, River & Bay Authority, RB
5.000%, 01/01/2029	$1,000	$1,280
Delaware State, River & Bay Authority, Ser B, RB
5.000%, 01/01/2024	1,000	1,147

		2,427

New Jersey — 86.4%
Bayonne City, Qualified General Improvement Project, GO, BAM
5.000%, 07/01/2024	825	949
Bergen County, Improvement Authority, Ser B, RB
5.000%, 02/15/2023	1,085	1,218
Bergen County, Improvement Authority, Ser C, RB
5.000%, 08/15/2025	2,160	2,614
4.000%, 08/15/2022	1,265	1,363
Burlington County, Bridge Commission, RB
5.000%, 10/01/2020	1,200	1,239
Camden County, Improvement Authority, Cooper Health System Project, RB
5.000%, 02/15/2024	1,000	1,135
Camden County, Improvement Authority, County Capital Program, RB
5.000%, 01/15/2025	420	496
5.000%, 01/15/2026	1,820	2,197
Carlstadt, School District, GO
5.000%, 05/01/2023	500	561
Carlstadt, School District, GO
Callable 05/01/2024 @ 100
5.000%, 05/01/2025	500	575
Essex County, GO
5.000%, 08/01/2025	2,500	3,018
Essex County, Improvement Authority, County Guaranteed Project, RB, NATL
5.500%, 10/01/2025	1,000	1,239
Gloucester County, Improvement Authority, Rowan University Project, Ser A, RB, AGM
5.000%, 11/01/2025	500	602

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
Gloucester County, Improvement Authority, Rowan University Project, Ser B, RB
Callable 07/01/2025 @ 100
5.000%, 07/01/2026	$1,000	$1,180
Gloucester County, Improvement Authority, Ser A, RB
5.000%, 07/15/2023	1,000	1,134
Hudson County, Improvement Authority, Vocational - Technical School Project, RB
5.000%, 05/01/2026	500	609
Jersey City, Ser A, GO
5.000%, 11/01/2025	125	149
Matawan-Aberdeen, Regional School District, GO
Callable 09/15/2021 @ 100
5.000%, 09/15/2023	500	533
Middlesex County, Improvement Authority, New Brunswick Cultural Center Project, RB
Callable 07/01/2027 @ 100
5.000%, 07/01/2028	1,755	2,202
Monmouth County, GO
5.000%, 07/15/2025	3,280	3,948
Monmouth County, Improvement Authority, Governmental Pooled Loans, RB
5.000%, 12/01/2025	450	550
Monmouth County, Improvement Authority, Governmental Pooled Loans, Ser A, RB
5.000%, 08/01/2022	1,065	1,174
Monmouth County, Improvement Authority, Governmental Pooled Loans, Ser C, RB
Callable 12/01/2026 @ 100
5.000%, 12/01/2027	1,000	1,249
Montgomery Township, Board of Education, GO
5.000%, 04/01/2025	1,300	1,540
Morris County, Ser B, GO
4.000%, 11/15/2020	485	498
New Jersey State, Economic Development Authority, Cigarette Tax, RB
Callable 06/15/2022 @ 100
5.000%, 06/15/2023	1,000	1,079
5.000%, 06/15/2024	685	737
New Jersey State, Economic Development Authority, New Jersey Natural Gas, AMT, RB
2.450%, 04/01/2059	2,000	2,060
New Jersey State, Economic Development Authority, Provident Group Montclair Project, RB, AGM
5.000%, 06/01/2027	1,000	1,221

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
New Jersey State, Economic Development Authority, School Facilities Construction Project, Ser GG, RB
Callable 03/01/2021 @ 100
5.250%, 09/01/2026	$2,000	$2,091
New Jersey State, Economic Development Authority, School Facilities Construction Project, Ser II, RB
Callable 03/01/2022 @ 100
5.000%, 03/01/2025	2,500	2,682
New Jersey State, Economic Development Authority, Ser A, RB, BAM
5.000%, 07/01/2027	1,140	1,387
New Jersey State, Educational Facilities Authority, Montclair State University, Ser B, RB
Callable 07/01/2026 @ 100
5.000%, 07/01/2028	2,260	2,733
New Jersey State, Educational Facilities Authority, Ramapo College Project, Ser A, RB, AGM
5.000%, 07/01/2025	1,000	1,189
New Jersey State, Educational Facilities Authority, Ramapo College Project, Ser B, RB, AGM
5.000%, 07/01/2025	1,000	1,189
New Jersey State, Educational Facilities Authority, Stockton University Project, Ser A, RB
5.000%, 07/01/2026	1,000	1,191
New Jersey State, Educational Facilities Authority, William Patterson University Project, Ser C, RB
Callable 07/01/2025 @ 100
5.000%, 07/01/2027	1,905	2,242
New Jersey State, Environmental Infrastructure Trust, RB
5.250%, 09/01/2021	1,920	2,057
5.250%, 09/01/2021 (A)	80	86
5.000%, 09/01/2023	1,000	1,141
New Jersey State, GO
5.250%, 08/01/2021	2,000	2,133
New Jersey State, Health Care Facilities Financing Authority, AHS Hospital Project, RB
5.000%, 07/01/2026	735	898
New Jersey State, Health Care Facilities Financing Authority, Barnabas Health Project, Ser A, RB
Callable 07/01/2022 @ 100
5.000%, 07/01/2025	1,000	1,092

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
New Jersey State, Health Care Facilities Financing Authority, Hackensack Meridian Health Project, RB
5.000%, 07/01/2026	$2,000	$2,445
New Jersey State, Health Care Facilities Financing Authority, Inspira Health Obligated Group Issue, RB
Callable 07/01/2027 @ 100
5.000%, 07/01/2031	1,080	1,309
New Jersey State, Health Care Facilities Financing Authority, Inspira Health Project, RB
5.000%, 07/01/2023	1,000	1,125
New Jersey State, Health Care Facilities Financing Authority, Princeton Healthcare System Project, RB
Callable 07/01/2026 @ 100
5.000%, 07/01/2027	1,000	1,222
New Jersey State, Health Care Facilities Financing Authority, RB
Callable 04/01/2026 @ 101
5.000%, 07/01/2045 (B)	1,000	1,217
New Jersey State, Health Care Facilities Financing Authority, RB
Callable 07/01/2029 @ 100
5.000%, 07/01/2030	1,250	1,587
New Jersey State, Health Care Facilities Financing Authority, RWJ Barnabas Health Obligated Group Issue, RB
5.000%, 07/01/2022	500	547
5.000%, 07/01/2025	1,000	1,190
New Jersey State, Health Care Facilities Financing Authority, Virtua Health Project, RB
Callable 01/01/2024 @ 100
5.000%, 07/01/2026	1,000	1,141
New Jersey State, Higher Education Student Assistance Authority, Ser 1A, AMT, RB
5.000%, 12/01/2021	1,000	1,070
5.000%, 12/01/2022	1,500	1,653
New Jersey State, Higher Education Student Assistance Authority, Ser A, AMT, RB
Callable 06/01/2028 @ 100
3.350%, 12/01/2029	2,000	2,122
New Jersey State, Higher Education Student Assistance Authority, Ser A, RB
Callable 06/01/2028 @ 100
5.000%, 12/01/2028	675	849
New Jersey State, Housing & Mortgage Finance Agency, AMT, RB
3.250%, 04/01/2025	960	1,011

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
New Jersey State, Institute of Technology, Ser A, RB
Pre-Refunded @100
5.000%, 07/01/2022 (C)	$155	$170
5.000%, 07/01/2022 (C)	120	132
5.000%, 07/01/2022 (C)	155	170
New Jersey State, Institute of Technology, Ser A, RB
Callable 07/01/2022 @100
5.000%, 07/01/2025	345	378
5.000%, 07/01/2026	280	307
5.000%, 07/01/2027	345	377
New Jersey State, Ser Q, GO
5.000%, 08/15/2020	1,295	1,329
New Jersey State, Transportation Trust Fund Authority, Ser S, RB
Callable 12/15/2028 @ 100
5.000%, 06/15/2030	1,000	1,186
New Jersey State, Transportation Trust Fund Authority, Transportation Systems Project, Ser A, RB
5.500%, 12/15/2021	2,500	2,701
New Jersey State, Transportation Trust Fund Authority, Transportation Systems Project, Ser A, RB, NATL
5.250%, 12/15/2021	1,600	1,723
5.250%, 12/15/2021 (A)	15	16
New Jersey State, Turnpike Authority, Ser A, RB
Callable 01/01/2027 @ 100
5.000%, 01/01/2028	1,430	1,762
New Jersey State, Turnpike Authority, Ser B, RB
5.000%, 01/01/2028	1,000	1,260
New Jersey State, Turnpike Authority, Ser C, RB
5.000%, 01/01/2025	1,000	1,181
New Jersey State, Turnpike Authority, Ser E, RB
5.000%, 01/01/2027	1,420	1,758
New Jersey State, Turnpike Authority, Ser H, RB
Callable 12/30/2019 @ 100
5.000%, 01/01/2020	650	652
North Hudson, Sewerage Authority, Ser A, RB
Pre-Refunded @ 100
5.000%, 06/01/2022 (C)	535	584
5.000%, 06/01/2022 (C)	1,000	1,093
Ocean County, Ser A, GO
Callable 08/01/2025 @ 100
5.000%, 08/01/2027	700	844

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
Passaic County, Improvement Authority, City of Paterson Project, RB
5.000%, 06/15/2023	$400	$451
5.000%, 06/15/2024	315	366
5.000%, 06/15/2025	250	299
Passaic County, Improvement Authority, City of Paterson Project, RB
Callable 08/01/2025 @ 100
5.000%, 08/01/2027	545	653
Rutgers State University, Ser M, RB
Callable 05/01/2026 @ 100
5.000%, 05/01/2027	1,000	1,213
Rutgers State University, Ser N, RB
5.000%, 05/01/2028	500	629
Salem County, Pollution Control Financing Authority, Chambers Project, Ser A, AMT,RB
5.000%, 12/01/2023	1,000	1,074
South Jersey Transportation Authority, Ser A,RB
5.000%, 11/01/2020	235	242
5.000%, 11/01/2020 (A)	200	207
Sparta Township, Board of Education, GO
5.000%, 02/15/2023	600	670
Sparta Township, Board of Education, GO
Callable 02/15/2025 @ 100
5.000%, 02/15/2026	575	680
Tobacco Settlement Financing, Ser A, RB
Callable 06/01/2028 @ 100
5.000%, 06/01/2032	500	601
Tobacco Settlement Financing, Ser B, RB
3.200%, 06/01/2027	1,545	1,577
Verona Township, Board of Education, GO
5.000%, 03/01/2025	500	589

		104,542

New York — 7.7%
New York & New Jersey, Port Authority, AMT, RB
Callable 10/15/2025 @ 100
5.000%, 10/15/2029	4,000	4,729
New York & New Jersey, Port Authority, Ser 178, AMT, RB
Callable 12/01/2023 @ 100
5.000%, 12/01/2025	2,000	2,271
New York & New Jersey, Port Authority, Ser 179, RB
5.000%, 12/01/2023	1,000	1,151

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
New York & New Jersey, Port Authority, Ser 180, AMT, RB
5.000%, 09/01/2023	$1,000	$1,131

		9,282

Pennsylvania — 2.8%
Delaware River, Joint Toll Bridge Commission, Ser A, RB
5.000%, 07/01/2027	1,450	1,820
Delaware River, Port Authority, Ser A, RB
5.000%, 01/01/2029	1,225	1,571

		3,391

Total Municipal Bonds (Cost $114,669) ($ Thousands)		119,642

Description	Shares	Market Value ($ Thousands)

CASH EQUIVALENT — 1.0%
SEI Daily Income Trust, Government Fund, Cl F
1.530%**†	1,250,112	1,250

Total Cash Equivalent (Cost $1,250) ($ Thousands)		1,250

Total Investments in Securities — 99.9% (Cost $115,919) ($ Thousands)		$120,892

Percentages are based on Net Assets of $121,001 ($ Thousands).

**	Rate shown is the 7-day effective yield as of November 30, 2019.

†	Investment in Affiliated Security.

(A)	Security is escrowed to maturity.

(B)	Variable or floating rate security, the interest rate of which adjusts periodically based on prevailing interest rates.

(C)	Pre-Refunded Securities — The maturity date shown is the pre-refunded date.

AGM— Assured Guaranty Municipal

AMT — Alternative Minimum Tax

BAM — Build America Mutual

Cl — Class

GO — General Obligation

NATL— National Public Finance Guarantee Corporation

RB — Revenue Bond

Ser — Series

The following is a list of the level of inputs used as of November 30, 2019 in valuing the Fund’s investments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total
Municipal Bonds	$–	$119,642	$–	$119,642
Cash Equivalent	1,250	–	–	1,250

Total Investments in Securities	$1,250	$119,642	$–	$120,892

For the period ended November 30, 2019, there were no transfers in or out of Level 3.

For information regarding the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

The following is a summary of the transactions with affiliates for the period ended November 30, 2019 ($ Thousands):

Security Description	Value 8/31/19 ($)	Purchases at Cost ($)	Proceeds from Sales ($)	Realized Gain (Loss) ($)	Change in Unrealized Appreciation (Depreciation) ($)	Value 11/30/19 ($)	Shares	Income ($)	Capital Gains ($)
SEI Daily Income Trust, Government Fund, Cl F	595	29,559	(28,904)	–	–	1,250	1,250,112	4	–

Amounts designated as “—” are $0.

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2019

New York Municipal Bond Fund

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS — 98.5%

New York — 98.5%
Buffalo & Fort Erie, Public Bridge Authority, RB
5.000%, 01/01/2023	$650	$724
Buffalo, Municipal Water Finance Authority,Ser A, RB
5.000%, 07/01/2021	500	530
Buffalo, Ser A, GO
5.000%, 04/01/2025	425	506
Build NYC Resource, Ethical Culture Fieldston School Project, RB
5.000%, 06/01/2022	1,000	1,088
Build NYC Resource, Manhattan College Project, RB
5.000%, 08/01/2026	350	423
5.000%, 08/01/2027	275	338
Build NYC Resource, Methodist Hospital Project, RB
5.000%, 07/01/2021	250	264
Build NYC Resource, The Chapin School Project, RB
5.000%, 11/01/2026	500	623
Build NYC Resource, United Jewish Appeal Federation, RB
5.000%, 07/01/2022	1,100	1,209
Build NYC Resource, YMCA of Greater New York Project, RB
5.000%, 08/01/2022	200	219
Dutchess County, Local Development,Nuvance Health, Ser B, RB
5.000%, 07/01/2026	2,015	2,450
Dutchess County, Local Development, The Culinary Institute of America Project, RB
Callable 07/01/2028 @ 100
5.000%, 07/01/2029	1,010	1,251
Erie County, Industrial Development Agency,Buffalo School District Project, RB
5.000%, 05/01/2025	500	602
Erie County, Ser B, GO
5.000%, 06/01/2023	400	452
5.000%, 06/01/2024	1,200	1,397
Essex County, Industrial Development Agency, AMT, RB
2.100%, 03/01/2027 (A)	525	532

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
Long Island, Power Authority, RB
5.000%, 09/01/2026	$2,000	$2,453
5.000%, 09/01/2027	1,000	1,251
Long Island, Power Authority, Ser A, RB
5.000%, 09/01/2027	1,000	1,252
Long Island, Power Authority, Ser B, RB
Callable 09/01/2026 @ 100
5.000%, 09/01/2030	1,500	1,816
Metropolitan New York, Transportation Authority, Ser A, RB
Callable 11/15/2022 @ 100
5.000%, 11/15/2023	1,000	1,113
Metropolitan New York, Transportation Authority, Ser A1, RB
5.000%, 11/15/2024	2,280	2,671
Metropolitan New York, Transportation Authority, Ser B, RB
5.000%, 11/15/2028	3,000	3,783
Metropolitan New York, Transportation Authority, Ser B1, RB
Callable 11/15/2023 @ 100
5.000%, 11/15/2024	1,300	1,497
Metropolitan New York, Transportation Authority, Ser C1, RB
5.000%, 11/15/2025	2,000	2,399
Metropolitan New York, Transportation Authority, Ser C1, RB
Callable 11/15/2025 @ 100
5.000%, 11/15/2026	1,000	1,196
Metropolitan New York, Transportation Authority, Ser F, RB
5.000%, 11/15/2022	1,000	1,108
Metropolitan New York, Transportation Authority, Ser F, RB
Callable 11/15/2022 @ 100
5.000%, 11/15/2023	1,000	1,105
Monroe County, Industrial Development Authority, Rochester Schools Modernization Project, RB
5.000%, 05/01/2026	1,000	1,231
Monroe County, Industrial Development Authority, University of Rochester Project,Ser A, RB
5.000%, 07/01/2026	1,050	1,303
Monroe County, Industrial Development Authority, University of Rochester Project,Ser B, RB
5.000%, 07/01/2022	1,000	1,100
Nassau County, Interim Finance Authority, RB
5.000%, 11/15/2024	700	832

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)

Nassau County, Local Economic Assistance, Catholic Health Services of Long Island Project, RB
5.000%, 07/01/2022	$895	$974
Nassau County, Ser A, GO
5.000%, 01/01/2026	1,000	1,204
Nassau County, Ser C, GO
5.000%, 10/01/2027	1,000	1,248
Nassau County, Sewer & Storm Water Finance Authority, Ser A, RB
5.000%, 10/01/2022	1,000	1,112
New York & New Jersey, Port Authority, Ser 178, AMT, RB
5.000%, 12/01/2022	1,000	1,109
New York & New Jersey, Port Authority, Ser 178, AMT, RB
Callable 12/01/2023 @ 100
5.000%, 12/01/2024	2,000	2,276
New York & New Jersey, Port Authority, Ser 180, AMT, RB
5.000%, 09/01/2022	1,500	1,650
New York & New Jersey, Port Authority, Ser 186, AMT, RB
5.000%, 10/15/2021	2,000	2,138
New York & New Jersey, Port Authority, Ser 197, AMT, RB
5.000%, 11/15/2021	1,500	1,608
New York & New Jersey, Port Authority, Ser 205, RB
Callable 11/15/2027 @ 100
5.000%, 11/15/2028	1,685	2,139
New York City, Educational Construction Fund, Ser A, RB
Callable 04/01/2021 @ 100
6.500%, 04/01/2022	1,000	1,071
New York City, Housing Development Authority, Ser B1, RB
5.000%, 07/01/2020	1,000	1,022
New York City, Housing Development Authority, Ser B2, RB
Callable 07/01/2023 @ 100
5.000%, 07/01/2026	2,500	2,812
New York City, Housing Development Authority, Ser C2A, RB
Callable 03/01/2021 @ 100
2.350%, 07/01/2022	1,000	1,012
New York City, Ser 1, GO
Callable 08/01/2027 @ 100
5.000%, 08/01/2028	1,000	1,248
New York City, Ser A, GO
5.000%, 08/01/2025	4,915	5,918

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)

New York City, Ser A2, GO
5.000%, 08/01/2026	$2,000	$2,461
New York City, Ser C, GO
5.000%, 08/01/2025	4,150	4,997
New York City, Ser D, GO
Callable 02/01/2023 @ 100
5.000%, 08/01/2023	2,000	2,238
New York City, Ser E, GO
5.000%, 08/01/2024	2,000	2,342
New York City, Ser F-1, GO
Callable 02/01/2029 @ 100
5.000%, 08/01/2029	1,895	2,435
New York City, Transitional Finance Authority, Building Aid Revenue, Ser S1, RB
Callable 01/15/2025 @ 100
5.000%, 07/15/2026	500	591
New York City, Transitional Finance Authority, Building Aid Revenue, Ser S1, RB
Callable 01/15/2026 @ 100
5.000%, 07/15/2026	1,075	1,306
New York City, Transitional Finance Authority, Building Aid Revenue, Ser S1, RB
Callable 07/15/2027 @ 100
5.000%, 07/15/2028	1,080	1,349
New York City, Trust for Cultural Resources, Museum of Modern Art Project, Ser S, RB
4.000%, 02/01/2023	1,000	1,093
New York City, Water & Sewer System, RB
Callable 12/15/2021 @ 100
5.000%, 06/15/2023	1,000	1,079
New York City, Water & Sewer System, Ser AA, RB
5.000%, 06/15/2027	1,200	1,522
New York State, Convention Center Development Authority, RB
5.000%, 11/15/2022	1,000	1,111
New York State, Dormitory Authority, Education Project, Ser B, RB, AMBAC
5.500%, 03/15/2024	1,000	1,179
New York State, Dormitory Authority, Fordham University Project, RB
5.000%, 07/01/2023	500	567
New York State, Dormitory Authority, Icahn School of Medicine at Mount Sanai Project, RB
Callable 07/01/2025 @ 100
5.000%, 07/01/2026	1,000	1,190

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)

New York State, Dormitory Authority, New York University Project, Ser A, RB
5.000%, 07/01/2023	$1,000	$1,137
New York State, Dormitory Authority, North Shore Long Island Jewish Center Project, RB
5.000%, 05/01/2022	1,000	1,089
New York State, Dormitory Authority, NYU Hospital Center Project, RB
5.000%, 07/01/2024	1,000	1,165
New York State, Dormitory Authority, NYU Hospital Center Project, Ser A, RB
5.000%, 07/01/2020	1,000	1,022
New York State, Dormitory Authority, Pratt Institute Project, Ser A, RB
5.000%, 07/01/2021	250	265
New York State, Dormitory Authority, RB
5.000%, 07/01/2023	1,000	1,131
5.000%, 07/01/2024	1,000	1,174
5.000%, 07/01/2025	1,000	1,202
5.000%, 07/01/2027	2,570	3,211
5.000%, 07/01/2028	665	833
5.000%, 08/01/2028	1,500	1,876
New York State, Dormitory Authority, RB
Callable 07/01/2027 @ 100
5.000%, 07/01/2030	800	986
New York State, Dormitory Authority, RB
Callable 07/01/2029 @ 100
5.000%, 07/01/2030	1,095	1,424
New York State, Dormitory Authority, RB, AGM
5.000%, 10/01/2026	1,000	1,233
New York State, Dormitory Authority, School Districts Financing Program, Ser A, RB, AGM
5.000%, 10/01/2024	785	930
New York State, Dormitory Authority, Ser 1, RB
5.000%, 01/15/2027	1,000	1,247
New York State, Dormitory Authority, Ser A, RB
5.000%, 07/01/2023	2,250	2,558
5.000%, 03/15/2025	2,000	2,388
5.000%, 07/01/2025	1,500	1,806
5.000%, 07/01/2026	3,320	4,090
5.000%, 07/01/2028	1,500	1,939
New York State, Dormitory Authority, Ser A, RB
Callable 02/15/2024 @ 100
5.000%, 02/15/2025	2,250	2,599

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)

New York State, Dormitory Authority, Ser A, RB
Callable 10/01/2027 @ 100
5.000%, 10/01/2029	$2,500	$3,134
New York State, Dormitory Authority, Ser C, RB
5.000%, 03/15/2026	2,400	2,940
New York State, Dormitory Authority, Ser E, RB
5.000%, 03/15/2026	2,745	3,362
5.000%, 03/15/2026 (B)	5	6
New York State, Dormitory Authority, St. Johns University Project, Ser A, RB
5.000%, 07/01/2023	455	513
New York State, Dormitory Authority, State University Educational Facilities Project, Ser A, RB
Callable 07/01/2023 @ 100
5.000%, 07/01/2024	1,680	1,900
New York State, Dormitory Authority, State University Project, RB
Callable 05/15/2022 @ 100
5.000%, 05/15/2023	1,960	2,143
New York State, Dormitory Authority, Wyckoff Heights Medical Center Project, RB
5.000%, 02/15/2020	1,015	1,022
New York State, Environmental Facilities Authority, New York City Municipal Water Finance Authority Projects, Ser 2017A, RB
5.000%, 06/15/2026	500	619
New York State, Environmental Facilities Authority, Revolving Funds, RB
Callable 06/15/2023 @ 100
5.000%, 06/15/2024	2,000	2,266
New York State, Environmental Facilities Authority, Revolving Funds, Ser A, RB
Callable 06/15/2022 @ 100
5.000%, 06/15/2024	1,000	1,097
New York State, Environmental Facilities Authority, Revolving Funds, Ser C, RB
Callable 08/15/2027 @ 100
5.000%, 02/15/2028	850	1,079
New York State, Mortgage Agency, Ser 189, AMT, RB
Callable 10/01/2023 @ 100
3.250%, 10/01/2025	2,500	2,614
New York State, Thruway Authority, Ser B, RB
5.000%, 01/01/2029	1,100	1,411

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
New York State, Thruway Authority, Ser L, RB
5.000%, 01/01/2027	$1,000	$1,245
New York State, Transportation Development, LaGuardia Airport Terminal B Redevelopment Project, AMT, RB
Callable 07/01/2024 @ 100
5.000%, 07/01/2030	1,275	1,438
New York State, Transportation Development, Terminal One Group Association Project, AMT, RB
5.000%, 01/01/2022	1,000	1,067
New York State, Urban Development, Ser A, RB
5.000%, 03/15/2025	1,200	1,432
Niagara Frontier, Transportation Authority, Buffalo Niagara International Airport Project, AMT, RB
5.000%, 04/01/2021	600	629
Oneida County, Local Development, RB, AGM
Callable 12/01/2029 @ 100
5.000%, 12/01/2030	1,500	1,890
Onondaga County, Trust for Cultural Resources, Abby Lane Housing Project, RB
5.000%, 05/01/2026	500	598
5.000%, 05/01/2027	500	610
Sales Tax Asset Receivable, Ser A, RB
5.000%, 10/15/2024	475	563
Sales Tax Asset Receivable, Ser A, RB
Callable 10/15/2024 @ 100
5.000%, 10/15/2026	2,500	2,956
Suffolk County, Ser A, GO, AGM
5.000%, 02/01/2026	1,200	1,440
Suffolk County, Ser D, GO, BAM
5.000%, 10/15/2024	2,000	2,336
Triborough, Bridge & Tunnel Authority, RB
5.000%, 11/15/2028	2,000	2,610
Triborough, Bridge & Tunnel Authority, Ser A, RB
5.000%, 11/15/2023	1,500	1,726
5.000%, 11/15/2024	2,000	2,373
Triborough, Bridge & Tunnel Authority, Ser A, RB
Callable 05/15/2026 @ 100
5.000%, 11/15/2028	1,125	1,371
Triborough, Bridge & Tunnel Authority, Ser B, RB
5.000%, 11/15/2023	2,000	2,301

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
Triborough, Bridge & Tunnel Authority, Ser B, RB
Callable 05/15/2027 @ 100
5.000%, 11/15/2027	$1,000	$1,262
TSASC, Tobacco Settlement Bonds, Ser A, RB
5.000%, 06/01/2024	2,000	2,291
5.000%, 06/01/2025	750	877
Utility Debt Securitization Authority, RB
Callable 06/15/2022 @ 100
5.000%, 06/15/2024	750	823
Utility Debt Securitization Authority, RB
Callable 06/15/2023 @ 100
5.000%, 06/15/2025	2,000	2,267
Westchester County, Local Development, RB
Callable 07/01/2024 @ 104
5.000%, 07/01/2025	260	309
5.000%, 07/01/2026	300	356
Westchester County, Ser B, GO
Callable 11/15/2025 @ 100
5.000%, 11/15/2026	500	613
Westchester County, Tobacco Asset Securitization, Ser B, RB
5.000%, 06/01/2024	1,800	2,034

Total Municipal Bonds (Cost $181,590) ($ Thousands)		189,547

Description	Shares	Market Value ($ Thousands)

CASH EQUIVALENT — 0.4%
SEI Daily Income Trust, Government Fund,Cl F
1.530%**†	832,745	833

Total Cash Equivalent (Cost $833) ($ Thousands)		833

Total Investments in Securities — 98.9% (Cost $182,423) ($ Thousands)		$190,380

Percentages are based on Net Assets of $192,419 ($ Thousands).

**	Rate shown is the 7-day effective yield as of November 30, 2019.

†	Investment in Affiliated Security.

(A)	Variable or floating rate security, the interest rate of which adjusts periodically based on prevailing interest rates.

(B)	Security is escrowed to maturity.

AGM— Assured Guaranty Municipal

AMBAC — American Municipal Bond Assurance Corporation

AMT — Alternative Minimum Tax

BAM — Build America Mutual

Cl — Class

GO — General Obligation

RB — Revenue Bond

Ser — Series

The following is a list of the level of inputs used as of November 30, 2019 in valuing the Fund’s investments at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total
Municipal Bonds	$–	$189,547	$–	$189,547
Cash Equivalent	833	–	–	833

Total Investments in Securities	$833	$189,547	$–	$190,380

For the period ended November 30, 2019, there were no transfers in or out of Level 3.

For information regarding the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

The following is a summary of the transactions with affiliates for the period ended November 30, 2019 ($ Thousands):

Security Description	Value 8/31/19 ($)	Purchases at Cost ($)	Proceeds from Sales ($)	Realized Gain (Loss) ($)	Change in Unrealized Appreciation (Depreciation) ($)	Value 11/30/19 ($)	Shares	Income ($)	Capital Gains ($)
SEI Daily Income Trust, Government Fund, Cl F	132	10,491	(9,790)	—	—	833	832,745	3	—

Amounts designated as “—” are $0.

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2019

Pennsylvania Municipal Bond Fund

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS — 98.5%
Pennsylvania — 98.5%
Allegheny County, Higher Education Building Authority, Carnegie Mellon University, RB
5.000%, 08/01/2027	$1,500	$1,900
Allegheny County, Higher Education Building Authority, Duquesne University, RB
5.000%, 03/01/2026	550	661
Allegheny County, Hospital Development Authority, Allegheny Health Network, RB
5.000%, 04/01/2028	2,500	3,111
Allegheny County, Hospital Development Authority, UPMC Health Center Project,Ser B, RB, NATL
6.000%, 07/01/2023	1,000	1,159
Allegheny County, Hospital Development Authority, UPMC, RB
5.000%, 07/15/2029	2,000	2,552
Allegheny County, Sanitation Authority, RB, AGM
Callable 12/01/2020 @ 100
5.000%, 06/01/2024	1,000	1,036
Allegheny County, Ser C-75, GO
5.000%, 11/01/2024	1,000	1,176
Allentown, City School District, Ser B, GO, BAM
5.000%, 02/01/2029	1,750	2,182
Beaver County, Hospital Authority, RB
Callable 05/15/2021 @ 100
5.000%, 05/15/2028	1,500	1,571
Berks County, Industrial Development Authority, Health Care Facilities, RB
Callable 05/15/2025 @ 102
5.000%, 05/15/2033	525	596
Bethel Park, School District, GO
Callable 08/01/2026 @ 100
5.000%, 08/01/2027	1,000	1,227
Bucks County, GO
5.000%, 06/01/2026	1,250	1,542
Bucks County, Water & Sewer Authority,Ser A, RB, AGM
Callable 12/01/2024 @ 100
5.000%, 12/01/2026	315	369

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
Canonsburg-Houston, Joint Authority, Ser A, RB
5.000%, 12/01/2024	$1,320	$1,526
Chester County, School Authority, RB
Callable 03/01/2026 @ 100
5.000%, 03/01/2028	1,000	1,192
Chester County, Ser A, GO
5.000%, 07/15/2026	2,320	2,866
Clairton, Municipal Authority, Ser B, RB
5.000%, 12/01/2020	1,035	1,075
Commonwealth Financing Authority,Tobacco Master Settlement, RB
5.000%, 06/01/2028	2,500	3,115
Cumberland County, Municipal Authority, RB
5.000%, 11/01/2029	780	995
Dallastown Area, School District, GO
Callable 04/15/2025 @ 100
5.000%, 04/15/2026	1,000	1,187
Daniel Boone Area, School District, GO
Callable 04/01/2025 @ 100
5.000%, 04/01/2026	1,000	1,179
Dauphin County, General Authority, Pinnacle Health System Project, RB
5.000%, 06/01/2024	600	695
Delaware County, Cabrini University Project, RB
5.000%, 07/01/2027	500	582
Delaware County, Cabrini University Project, RB
Callable 07/01/2027 @ 100
5.000%, 07/01/2028	500	578
Delaware County, Regional Water Quality Control Authority, RB
5.000%, 11/01/2025	625	752
5.000%, 11/01/2026	425	524
Delaware County, Villanova University Project, RB
5.000%, 08/01/2024	1,000	1,169
Delaware River, Joint Toll Bridge Commission, RB
Callable 07/01/2027 @ 100
5.000%, 07/01/2029	1,015	1,260
Delaware River, Joint Toll Bridge Commission, Ser B, RB
5.000%, 07/01/2027	1,300	1,634
Delaware River, Port Authority, Ser A, RB
5.000%, 01/01/2028	1,000	1,261

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)

Delaware Valley, Regional Finance Authority, Ser B, RB
Callable 09/01/2021 @ 100
1.520%, 09/01/2048 (A)	$2,000	$2,001
East Hempfield Township, Industrial Development Authority, Willow Valley Communities Project, RB
5.000%, 12/01/2025	645	765
Gettysburg Area, School District, GO
5.000%, 01/15/2025	1,000	1,173
Hempfield Area, School District, GO, AGM
5.000%, 03/15/2025	1,600	1,895
Lackawanna County, GO, BAM
5.000%, 09/01/2024	1,000	1,161
Lancaster County, Hospital Authority, Masonic Villages of Grand Lodge Project, RB
5.000%, 11/01/2023	800	897
Lancaster County, Hospital Authority, Masonic Villages of Grand Lodge Project, RB
Callable 11/01/2027 @ 100
5.000%, 11/01/2028	1,360	1,623
Lancaster County, Hospital Authority, University of Pennsylvania Health System Project, Ser B, RB
5.000%, 08/15/2026	500	614
Lehigh County, Lehigh Valley Health, Ser A, RB
5.000%, 07/01/2024	1,300	1,504
Luzerne County, Industrial Development Authority, AMT, RB
2.450%, 12/01/2039 (A)	1,000	1,005
Methacton, School District, GO
5.000%, 03/01/2024	1,000	1,150
Mifflin County, School District, Ser A, GO, BAM
Callable 03/01/2025 @ 100
5.000%, 09/01/2025	1,885	2,224
5.000%, 09/01/2026	690	812
5.000%, 09/01/2027	660	774
Monroe County, Hospital Authority, Pocono Medical Center, RB
5.000%, 07/01/2023	1,025	1,141
Monroeville, Finance Authority, RB
Callable 08/15/2022 @ 100
5.000%, 02/15/2023	1,000	1,101
Montgomery County, Higher Education & Health Authority, Thomas Jefferson University Project, RB
5.000%, 09/01/2025	500	594

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)

5.000%, 09/01/2028	$1,500	$1,867
Montgomery County, Industrial Development Authority, Retirement Communities Revenue, RB
Callable 11/15/2026 @ 100
5.000%, 11/15/2036	750	869
Montgomery County, Ser C, GO
Callable 09/01/2029 @ 100
5.000%, 09/01/2030	500	653
Moon Area, School District, Ser A, GO
Callable 11/15/2024 @ 100
5.000%, 11/15/2025	1,000	1,151
Mount Lebanon, Hospital Authority, RB
5.000%, 07/01/2027	400	495
Mount Lebanon, Hospital Authority, RB
Callable 07/01/2028 @ 100
5.000%, 07/01/2029	350	437
Pennsylvania State University, Ser A, RB
5.000%, 09/01/2026	500	617
Pennsylvania State University, Ser B, RB
5.000%, 09/01/2025	1,000	1,206
Pennsylvania State, Economic Development Financing Authority, Solid Waste Disposal Management Project, AMT, RB
2.150%, 07/01/2041 (A)	1,000	1,011
Pennsylvania State, Economic Development Financing Authority, Solid Waste Disposal Management Project, Ser A, RB
2.150%, 11/01/2021	1,000	1,011
Pennsylvania State, Economic Development Financing Authority, UPMC, RB
5.000%, 03/15/2026	1,000	1,209
Pennsylvania State, Economic Development Financing Authority, UPMC, Ser A, RB
Callable 08/01/2024 @ 100
5.000%, 02/01/2025	1,000	1,165
Pennsylvania State, GO
5.000%, 09/15/2024	2,000	2,343
5.000%, 08/15/2025	1,500	1,793
5.000%, 01/01/2026	5,000	6,031
Pennsylvania State, Higher Educational Facilities Authority, Drexel University, RB
5.000%, 05/01/2027	1,150	1,403
Pennsylvania State, Higher Educational Facilities Authority, RB
5.000%, 06/15/2026	1,000	1,210
5.000%, 08/15/2027	1,000	1,245
Pennsylvania State, Higher Educational Facilities Authority, RB
Callable 06/15/2027 @ 100
5.000%, 06/15/2028	1,500	1,841

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)

Pennsylvania State, Higher Educational Facilities Authority, Ser AT-1, RB
5.000%, 06/15/2026	$1,500	$1,817
Pennsylvania State, Higher Educational Facilities Authority, Temple University Project, RB
Callable 04/01/2022 @ 100
5.000%, 04/01/2023	500	541
Pennsylvania State, Higher Educational Facilities Authority, Trustees of the University of Pennsylvania, RB
5.000%, 08/15/2026	800	989
Pennsylvania State, Higher Educational Facilities Authority, Trustees of the University of Pennsylvania, Ser A, RB
5.000%, 02/15/2027	860	1,076
Pennsylvania State, Higher Educational Facilities Authority, University of the Sciences Project, RB
5.000%, 11/01/2020	500	516
5.000%, 11/01/2022	660	713
Pennsylvania State, Housing Finance Agency, RB, AMT
Callable 10/01/2021 @ 100
3.350%, 10/01/2026	1,725	1,764
Pennsylvania State, Infrastructure Investment Authority, Ser A, RB
5.000%, 01/15/2028	3,000	3,818
Pennsylvania State, Infrastructure Investment Authority, Ser A, RB
Callable 05/15/2025 @ 100
5.000%, 05/15/2026	3,000	3,597
Pennsylvania State, Public School Building Authority, City of Harrisburg, Ser A, RB, AGM
5.000%, 12/01/2023	1,000	1,135
Pennsylvania State, Public School Building Authority, Lehigh Career & Technical Institute Project, RB, BAM
Callable 10/01/2025 @ 100
5.000%, 10/01/2027	1,635	1,930
Pennsylvania State, Ser A, COP
5.000%, 07/01/2027	500	613
Pennsylvania State, Ser A, COP
Callable 01/30/2028 @ 100
5.000%, 07/01/2028	400	497
Pennsylvania State, Turnpike Commission, RB
5.000%, 12/01/2023	500	570

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)

Pennsylvania State, Turnpike Commission, RB
Callable 12/01/2027 @ 100
5.000%, 12/01/2028	$500	$617
Pennsylvania State, Turnpike Commission, Ser A, RB
Callable 12/01/2026 @ 100
5.000%, 12/01/2027	325	400
Pennsylvania State, Turnpike Commission, Ser A, RB, AGM
5.250%, 07/15/2023	1,000	1,142
Pennsylvania State, Turnpike Commission, Ser A-1, RB
5.000%, 12/01/2025	850	1,026
Pennsylvania State, Turnpike Commission, Ser B, RB
5.000%, 12/01/2024	550	647
5.000%, 12/01/2025	600	724
Perkiomen Valley, School District, GO
Callable 03/01/2024 @ 100
5.000%, 03/01/2025	1,250	1,440
Philadelphia, Airport Revenue Authority, Ser A, AMT, RB
Callable 06/15/2025 @ 100
5.000%, 06/15/2026	1,000	1,176
Philadelphia, Airport Revenue Authority, Ser B, AMT, RB
5.000%, 07/01/2027	2,500	3,069
Philadelphia, Authority for Industrial Development, RB
5.000%, 10/01/2029	1,000	1,274
Philadelphia, Gas Works Revenue Authority, RB
5.000%, 10/01/2025	1,290	1,535
5.000%, 08/01/2027	1,705	2,102
Philadelphia, Gas Works Revenue Authority, RB
Callable 08/01/2025 @ 100
5.000%, 08/01/2026	2,200	2,605
Philadelphia, Gas Works Revenue Authority, RB
Callable 10/01/2026 @ 100
5.000%, 10/01/2029	2,000	2,401
Philadelphia, GO, AGM
5.000%, 08/01/2027	750	933
Philadelphia, Industrial Development Authority, National Board of Medical Examiners Project, RB
5.000%, 05/01/2023	500	560

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
Philadelphia, Industrial Development Authority, National Board of Medical Examiners Project, RB
Callable 05/01/2026 @ 100
5.000%, 05/01/2028	$1,005	$1,206
Philadelphia, Industrial Development Authority, Temple University Project, RB
5.000%, 04/01/2025	1,000	1,187
Philadelphia, Industrial Development Authority, The Children’s Hospital of Philadelphia Project, RB
5.000%, 07/01/2027	400	500
Philadelphia, School District, Ser A, GO
5.000%, 09/01/2027	1,350	1,653
Philadelphia, School District, Ser F, GO
5.000%, 09/01/2023	1,000	1,130
Philadelphia, Ser A, GO
5.000%, 08/01/2026	1,000	1,220
5.000%, 08/01/2027	1,000	1,240
Philadelphia, Water & Wastewater Revenue Authority, Ser B, RB
5.000%, 11/01/2026	475	587
5.000%, 11/01/2027	1,800	2,270
Pittsburgh & Allegheny County, Sports & Exhibition Parking Authority, RB, BAM
5.000%, 12/15/2027	1,000	1,241
Pittsburgh, GO
5.000%, 09/01/2027	415	519
Pittsburgh, GO, BAM
5.000%, 09/01/2023	1,030	1,174
Pittsburgh, Public Parking Authority, Ser A, RB
Callable 06/01/2025 @ 100
5.000%, 12/01/2025	1,060	1,246
Pittsburgh, School District, GO, AGM
Callable 03/01/2025 @ 100
5.000%, 09/01/2025	1,000	1,190
Pittsburgh, Water & Sewer Authority, Ser A, RB, AGM
5.000%, 09/01/2026	2,000	2,453
5.000%, 09/01/2029	750	975
Plum Boro, School District, Ser A, GO, BAM
Callable 09/15/2023 @ 100
5.000%, 09/15/2024	1,000	1,127
Pocono Mountain, School District, GO, AGM
5.000%, 09/01/2023	1,000	1,133
Rose Tree Media, School District, Ser B, GO
Callable 08/01/2021 @ 100
5.000%, 02/01/2025	1,500	1,593
School District of Philadelphia, Ser A, GO
5.000%, 09/01/2027	1,500	1,836

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
Seneca Valley, School District, Ser C, GO
Callable 03/01/2025 @ 100
5.000%, 03/01/2027	$1,000	$1,181
Souderton Area, School District, GO
5.000%, 11/01/2024	1,000	1,171
Southcentral Pennsylvania, General Revenue Authority, Wellspan Health Obligated, RB
5.000%, 06/01/2024	535	620
5.000%, 06/01/2025	500	594
Southeastern Pennsylvania, Transportation Authority, RB
5.000%, 03/01/2026	1,620	1,963
5.000%, 03/01/2027	1,000	1,238
Southeastern Pennsylvania, Transportation Authority, RB
Callable 09/01/2027 @ 100
5.000%, 03/01/2028	725	910
Spring-Ford Area, School District, Ser A, GO
5.000%, 03/01/2024	1,000	1,156
State College Area, School District, GO
5.000%, 05/15/2028	280	356
State College Area, School District, GO
Callable 05/15/2028 @ 100
5.000%, 05/15/2029	375	477
Swarthmore, Borough Authority, Swarthmore College Project, RB
Callable 09/15/2025 @ 100
5.000%, 09/15/2026	1,255	1,517
Unionville-Chadds Ford, School District, GO
5.000%, 06/01/2026	1,000	1,225
Unity Township, Municipal Authority, Ser A, RB, AGM
5.000%, 12/01/2023	1,000	1,139
West Shore Area, Hospital Revenue Authority, Holy Spirit Hospital of the Sisters of Christian Charity, RB
5.250%, 01/01/2021	1,000	1,044
Westmoreland County, Municipal Authority, RB, BAM
5.000%, 08/15/2024	1,000	1,163
5.000%, 08/15/2026	610	745
Westmoreland County, Municipal Authority, RB, BAM
Callable 08/15/2025 @ 100
5.000%, 08/15/2026	1,000	1,191
Westmoreland County, Ser A, GO
Callable 06/01/2023 @ 100
5.000%, 12/01/2023	700	787

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
Wilkes-Barre, Finance Authority, University of Scranton Project, Ser A, RB
5.000%, 11/01/2025	$1,000	$1,180

Total Municipal Bonds (Cost $167,156) ($ Thousands)		175,027

Description	Shares	Market Value ($ Thousands)

CASH EQUIVALENT — 1.6%
SEI Daily Income Trust, Government Fund,Cl F
1.530%**†	2,844,186	2,844

Total Cash Equivalent (Cost $2,844) ($ Thousands)		2,844

Total Investments in Securities — 100.1% (Cost $170,000) ($ Thousands)		$177,871

Percentages are based on Net Assets of $177,671 ($ Thousands).

**	Rate shown is the 7-day effective yield as of November 30, 2019.

†	Investment in Affiliated Security.

(A)	Variable or floating rate security, the interest rate of which adjusts periodically based on prevailing interest rates.

AGM— Assured Guaranty Municipal

AMT — Alternative Minimum Tax

BAM — Build America Mutual

Cl — Class

COP— Certificate of Participation

GO — General Obligation

NATL— National Public Finance Guarantee Corporation

RB — Revenue Bond

Ser — Series

The following is a list of the level of inputs as of November 30, 2019 in valuing the Fund’s investments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total
Municipal Bonds	$–	$175,027	$–	$175,027
Cash Equivalent	2,844	–	–	2,844

Total Investments in Securities	$2,844	$175,027	$–	$177,871

For the period ended November 30, 2019, there were no transfers in or out of Level 3.

For information regarding the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

The following is a summary of the transactions with affiliates for the period ended November 30, 2019 ($ Thousands):

Security Description	Value 8/31/19 ($)	Purchases at Cost ($)	Proceeds from Sales ($)	Realized Gain (Loss) ($)	Change in Unrealized Appreciation (Depreciation) ($)	Value 11/30/19 ($)	Shares	Income ($)	Capital Gains ($)

SEI Daily Income Trust, Government Fund, Cl F	1,469	34,732	(33,357)	—	—	2,844	2,844,186	5	—

Amounts designated as “—” are $0.

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2019

Tax-Advantaged Income Fund

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS — 74.5%

Alabama — 1.3%
Alabama State, Special Care Facilities Financing Authority, Methodist Home for the Aging Project, Ser S, RB
Callable 06/01/2026 @ 100
5.750%, 06/01/2045	$800	$893
Jefferson County, Sewer Revenue Authority, Ser D, RB
Callable 10/01/2023 @ 105
6.500%, 10/01/2053	12,000	14,357
Tuscaloosa County, Industrial Development Authority, Ser A, RB
Callable 05/01/2029 @ 100
5.250%, 05/01/2044 (A)	1,500	1,725

		16,975

Alaska — 0.2%
Alaska State, Industrial Development & Export Authority, Boys & Girls Home Project, RB
6.000%, 12/01/2036 (B)	200	10
Alaska State, Industrial Development & Export Authority, YKHC Project, RB
Callable 12/30/2019 @ 100
3.500%, 12/01/2020	1,000	1,001
City of Valdez, RB
Callable 12/02/2019 @ 100
1.140%, 10/01/2025 (C)	1,800	1,800

		2,811

Arizona — 1.6%
Arizona State, Health Facilities Authority, Phoenix Children’s Hospital Project, Ser A, RB
Callable 02/01/2022 @ 100
5.000%, 02/01/2042	2,500	2,652
Arizona State, Industrial Development Authority, Basis Schools Projects, Ser A, RB
Callable 07/01/2026 @ 100
5.375%, 07/01/2050 (A)	1,090	1,192

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
Arizona State, Industrial Development Authority, Master Academy Mountain Vista Campus Project, RB
Callable 12/15/2026 @ 100
5.250%, 12/15/2038 (A)	$1,510	$1,635
La Paz County, Industrial Development Authority, Charter School Solutions-Harmony Project, RB
5.000%, 02/15/2028	400	457
Maricopa County, Industrial Development Authority, Ser A, RB
Callable 09/01/2028 @ 100
4.125%, 09/01/2042	2,500	2,766
Phoenix, Civic Improvement, RB
Callable 07/01/2029 @ 100
5.000%, 07/01/2044	4,625	5,666
Pima County, Industrial Development Authority, American Leadership Academy Project, RB
Callable 06/15/2022 @ 100
5.000%, 06/15/2052 (A)	3,565	3,666
Pima County, Industrial Development Authority, RB
Callable 07/01/2025 @ 100
5.250%, 07/01/2049	1,050	1,060
Pima County, Industrial Development Authority, Tucson Country Day School Project, RB
Callable 12/30/2019 @ 100
5.000%, 06/01/2037	265	260
Pima County, Industrial Development Authority, Tucson Electric Power Project,Ser A, RB
4.950%, 10/01/2020	500	514
Tempe, Industrial Development Authority, Mirabella at ASU Project, Ser B, RB
Callable 10/01/2020 @ 100
4.000%, 10/01/2023 (A)	1,000	1,009

		20,877

California — 6.3%
Bay Area, Toll Authority, Ser S4, RB
Pre-Refunded @ 100
5.250%, 04/01/2023 (D)	5,000	5,713
California County, Tobacco Securitization Agency, RB
Callable 12/16/2019 @ 18
9.207%, 06/01/2046 (E)	12,000	2,074

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
California County, Tobacco Securitization Agency, RB
Callable 12/16/2019 @ 20
6.775%, 06/01/2046 (E)	$10,000	$2,023
California State, Community Housing Agency, Annadel Apartments, Ser A, RB
Callable 04/01/2029 @ 100
5.000%, 04/01/2049 (A)	1,000	1,110
California State, Community Housing Agency, Ser S, RB
Callable 08/01/2029 @ 100
5.000%, 08/01/2049 (A)	500	565
California State, Educational Facilities Authority, Loma Linda University, Ser A, RB
Callable 04/01/2027 @ 100
5.000%, 04/01/2042	5,200	6,109
California State, Municipal Finance Authority, Azusa Pacific University Project, Ser B, RB
Pre-Refunded @ 100
7.750%, 04/01/2021 (A)(D)	1,360	1,467
California State, Municipal Finance Authority, California Baptist University Project, Ser A, RB
Callable 11/01/2026 @ 100
5.000%, 11/01/2046 (A)	1,000	1,128
California State, Municipal Finance Authority, Community Medical Centers Project, Ser A, RB
Callable 02/01/2027 @ 100
5.000%, 02/01/2047	1,950	2,253
California State, Pollution Control Financing Authority, AMT, RB
Callable 12/01/2024 @ 105
7.500%, 12/01/2040 (A)	1,000	1,042
California State, Pollution Control Financing Authority, AMT, RB
Callable 12/01/2029 @ 100
7.500%, 12/01/2039 (A)	1,700	1,649
California State, Pollution Control Financing Authority, San Jose Water Project, AMT, RB
Callable 11/01/2026 @ 100
4.750%, 11/01/2046	1,500	1,693
California State, Pollution Control Financing Authority, Waste Management Project, Ser A3, AMT, RB
Callable 07/01/2025 @ 100
4.300%, 07/01/2040	1,500	1,690

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
California State, School Finance Authority, Downtown Prep-Obligated Group, RB
Callable 06/01/2026 @ 100
5.000%, 06/01/2046 (A)	$1,000	$1,073
5.000%, 06/01/2051 (A)	1,000	1,071
California State, School Finance Authority, Public Schools Project, Ser A, RB
Callable 08/01/2025 @ 100 5.000%, 08/01/2045 (A)	1,000	1,113
California State, Statewide Communities Development Authority, California Baptist University Project, RB
6.500%, 11/01/2021 (F)	200	214
California State, Statewide Communities Development Authority, Loma Linda University Medical Center Project, Ser A, RB
Callable 06/01/2026 @ 100
5.000%, 12/01/2041 (A)	2,500	2,800
California State, Statewide Financing Authority, Tobacco Settlement, Ser B, RB
Callable 12/30/2019 @ 100
6.000%, 05/01/2037	7,500	7,551
Chino, Public Financing Authority, SAB
Callable 09/01/2022 @ 100
5.000%, 09/01/2027	1,280	1,387
5.000%, 09/01/2030	1,000	1,079
5.000%, 09/01/2034	900	965
Fremont, Community Facilities District No. 1, Pacific Commons Project, SAB
Callable 09/01/2025 @ 100
5.000%, 09/01/2040	2,000	2,264
Imperial, Irrigation District, Electric System Revenue, Ser C, RB
Pre-Refunded @ 100
5.000%, 11/01/2020 (D)	1,540	1,597
Long Beach, Towne Center Project, SAB
Callable 04/01/2020 @ 100
5.400%, 10/01/2023	650	658
Morongo, Band of Mission Indians, Ser B, RB
Callable 10/01/2028 @ 100
5.000%, 10/01/2042 (A)	1,000	1,147
M-S-R, Energy Authority, Ser C, RB
6.500%, 11/01/2039	5,885	9,109
Palomar Pomerado, Health Care Authority, Ser D, COP
Pre-Refunded @ 100
5.250%, 11/01/2020 (D)	320	332

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
Poway, School Facilities Improvement Authority, Unified School District Capital Appreciation Project, GO
11.574%, 08/01/2038 (E)	$5,410	$3,293
Roseville, West Park Community Facilities Authority, SAB
Callable 09/01/2025 @ 100
5.000%, 09/01/2030	1,000	1,156
5.000%, 09/01/2031	1,000	1,152
5.000%, 09/01/2032	1,000	1,150
San Clemente, Special Tax Community, GO
Callable 09/01/2025 @ 100
5.000%, 09/01/2046	1,100	1,238
San Francisco City & County, Successor Redevelopment Agency, Mission Bays Public Improvement Project, SAB
Callable 08/01/2022 @ 100
5.000%, 08/01/2030	1,000	1,080
Stockton, Public Financing Authority, Delta Water Supply Project, Ser A, RB
Pre-Refunded @ 100
6.250%, 10/01/2023 (D)	1,500	1,792
6.250%, 10/01/2023 (D)	1,000	1,194
Tobacco Securitization Authority of Northern California, Sub-Ser B, RB
Callable 12/16/2019 @ 23
6.910%, 06/01/2045 (E)	11,000	2,440
Tobacco Securitization Authority of Northern California, Sub-Ser C, RB
Callable 12/16/2019 @ 19
10.447%, 06/01/2045 (E)	23,685	3,164
Tobacco Securitization Authority of Southern California, RB
Callable 12/16/2019 @ 20
6.835%, 06/01/2046 (E)	12,000	2,138
Tobacco Securitization Authority of Southern California, RB
Callable 12/01/2029 @ 26
5.568%, 06/01/2054 (E)	5,700	871
Tustin, Community Facilities District, GO
Callable 09/01/2025 @ 100
5.000%, 09/01/2040	750	848
Windsor, Unified School District, Election 2008, Ser D, GO
12.042%, 08/01/2035 (E)	1,800	1,182

		83,574

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)

Colorado — 1.5%
Aviation Station North Metropolitan District No. 2, Ser A, GO
Callable 09/01/2024 @ 103
5.000%, 12/01/2048	$500	$531
Brighton, Crossing Metropolitan District No. 4, Ser A, GO
Callable 12/01/2022 @ 103
5.000%, 12/01/2037	525	557
Broadway Station Metropolitan District No. 2, Ser A, GO
Callable 06/01/2024 @ 103
5.125%, 12/01/2048	500	530
Broadway Station Metropolitan District No. 3, GO
Callable 06/01/2024 @ 103
5.000%, 12/01/2049	500	512
Colorado State, Catholic Health Initiatives, RB
5.250%, 01/01/2045	1,250	1,401
Colorado State, E-470 Public Highway Authority, Ser C, RB
Callable 09/01/2020 @ 100
5.375%, 09/01/2026	2,500	2,574
Colorado State, Educational & Cultural Facilities Authority, Eagle Ridge Academy
Project, RB
Callable 11/01/2021 @ 100
3.625%, 11/01/2026 (A)	685	695
Colorado State, Health Facilities Authority, Frasier Meadows Retirement Community, RB
5.000%, 05/15/2022	500	535
Colorado State, Public Energy Authority, RB
6.250%, 11/15/2028	650	830
Copperleaf, Metropolitan District No. 2, GO
Callable 12/01/2020 @ 103
5.750%, 12/01/2045	1,000	1,046
Cornerstar, Metropolitan District, Ser A, GO
3.500%, 12/01/2021	500	506
Denver, International Business Center Metropolitan District No. 1, Sub-Ser B, GO
Callable 06/01/2024 @ 103
6.000%, 12/01/2048	1,145	1,201
Denver, Regional Transportation District, Denver Transportation Partners Project, RB
Callable 07/15/2020 @ 100
6.000%, 01/15/2034	500	511

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
Dominion, Water & Sanitation District, RB
Callable 12/01/2021 @ 102
6.000%, 12/01/2046	$1,500	$1,604
Hunters Overlook Metropolitan District No. 5, Ser A, GO
Callable 09/01/2024 @ 103
5.000%, 12/01/2049	750	794
Prairie Center, Metropolitan District No. 3, Ser A, RB
Callable 12/15/2026 @ 100
5.000%, 12/15/2041 (A)	875	925
Serenity Ridge, Metropolitan District No. 2, Ser A, GO
Callable 12/01/2023 @ 103
5.125%, 12/01/2037	550	584
Solaris, Metropolitan District No. 3, Ser A, GO
Callable 12/01/2021 @ 103
5.000%, 12/01/2046	1,880	1,970
Sterling Ranch, Community Authority Board, Sub-Ser B, RB
Callable 12/15/2022 @ 102
7.500%, 12/15/2047	1,090	1,141
Village at Dry Creek Metropolitan District No. 2, GO
Callable 09/01/2024 @ 103
4.375%, 12/01/2044	935	960
Whispering Pines, Metropolitan District No. 1, Ser A, GO
Callable 12/01/2022 @ 103
5.000%, 12/01/2047	500	525

		19,932

Connecticut — 1.2%
Connecticut State, Health & Educational Facility Authority, Church Home of Hartford Project, RB
Callable 09/01/2026 @ 100
5.000%, 09/01/2046 (A)	1,000	1,087
5.000%, 09/01/2053 (A)	1,500	1,625
Connecticut State, Health & Educational Facility Authority, Hartford Health Care Project, Ser A, RB, AGM
Callable 07/01/2021 @ 100
5.000%, 07/01/2041	5,000	5,232
Connecticut State, Higher Education Supplement Loan Authority, Ser S, AMT,RB
5.000%, 11/15/2022	425	464

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
Connecticut State, Special Tax Revenue State, Ser A, RB
Callable 09/01/2026 @ 100
4.000%, 09/01/2036	$5,000	$5,487
New Haven, Ser A, GO
5.000%, 08/01/2026	580	686
5.000%, 08/01/2027	1,000	1,194

		15,775

Delaware — 0.2%
Delaware State, Economic Development Authority, Newark Charter School Project, RB
Callable 03/01/2022 @ 100
5.000%, 09/01/2042	425	447
4.625%, 09/01/2032	1,635	1,717

		2,164

District of Columbia — 0.2%
District of Columbia, Ser A, GO
Callable 04/15/2029 @ 100
5.000%, 10/15/2044	2,500	3,089

Florida — 3.3%
Alachua County, Health Facilities Authority, Oak Hammock University Project, Ser A, RB
Callable 10/01/2022 @ 102
8.000%, 10/01/2032	500	565
8.000%, 10/01/2042	1,000	1,126
Atlantic Beach, Fleet Landing Project, Ser B, RB
Callable 11/15/2023 @ 100
5.625%, 11/15/2043	1,325	1,475
Broward County, Airport System Revenue, Ser Q1, RB
Pre-Refunded @ 100
5.000%, 10/01/2022 (D)	2,000	2,208
Capital Trust Agency, Education Facilities Revenue, Pineapple Cove Classical Academy Project, RB
Callable 01/01/2029 @ 100
5.125%, 07/01/2039 (A)	2,000	2,104
Capital Trust Agency, First Mortgage Revenue, Tapestry Walden Project, RB
Callable 07/01/2027 @ 100
6.750%, 07/01/2037 (A)	1,585	1,682
Capital Trust Agency, H-Bay Ministries, RB
Callable 07/01/2023 @ 103
5.000%, 07/01/2053	750	776

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
Capital Trust Agency, RB
Callable 06/15/2026 @ 100
5.000%, 06/15/2049 (A)	$1,000	$1,048
Central Florida Expressway Authority, Ser B, RB
Callable 07/01/2029 @ 100
5.000%, 07/01/2044	7,500	9,125
Florida State, Development Finance, Surface Transportation Facility, AMT, RB
Callable 01/01/2020 @ 105
6.500%, 01/01/2049 (A)(C)	9,890	9,346
Florida State, Developmental Finance Authority, Renaissance Charter School Project, Ser A, RB
6.500%, 06/15/2021	400	412
Florida State, Higher Educational Facilities Financial Authority, Jacksonville University, RB
Callable 06/01/2028 @ 100
4.500%, 06/01/2033 (A)	500	550
Florida State, Village Community Development District No. 10, SAB
Callable 05/01/2023 @ 100
6.000%, 05/01/2044	1,945	2,195
Miami-Dade County, Special Obligation, RB
Callable 10/01/2026 @ 82
4.257%, 10/01/2032 (E)	2,900	1,954
Miami-Dade County, Transit System, RB
Callable 07/01/2028 @ 100
4.000%, 07/01/2045	3,000	3,329
Midtown Miami, Community Development District, Parking Garage Project, Ser A, SAB
Callable 05/01/2023 @ 100
5.000%, 05/01/2029	995	1,054
Palm Beach County, Health Facilities Authority, Sinai Residences Project, RB
Callable 06/01/2022 @ 102
7.500%, 06/01/2049	1,000	1,126
Sarasota County, Health Facilities Authority, Sunnyside Village Project, RB
Callable 05/15/2025 @ 103
5.000%, 05/15/2033	630	714
4.000%, 05/15/2028	1,205	1,317
St. Johns County, Industrial Development Authority, Presbyterian Retirement Project, Ser A, RB
Pre-Refunded @ 100
5.875%, 08/01/2020 (D)	500	515

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
Trout Creek, Community Development District, SAB
5.000%, 05/01/2028	$355	$373
4.500%, 05/01/2023	245	249
Village Community Development District No. 12, SAB
3.250%, 05/01/2023 (A)	995	1,015

		44,258

Georgia — 3.2%
Atlanta, Department of Aviation, Airport & Marina Revenue, Ser B, RB
Callable 01/01/2022 @ 100
5.000%, 01/01/2042	3,000	3,206
Gainesville & Hall County, Development Authority, Riverside Military Academy Project, RB
Callable 03/01/2027 @ 100
5.000%, 03/01/2047	1,500	1,620
Georgia State, Municipal Electric Authority, Plant Voltage Units 3 & 4 Project, RB
Callable 07/01/2025 @ 100
5.000%, 07/01/2060	5,000	5,457
Georgia State, Municipal Electric Authority, RB
6.637%, 04/01/2057	3,779	5,214
Houston County, Healthcare System, RB
Callable 04/01/2024 @ 100
5.000%, 10/01/2031 (C)	12,300	13,527
Main Street Natural Gas, Ser A, RB
5.000%, 05/15/2049	1,000	1,360
Main Street Natural Gas, Ser C, RB
Callable 06/01/2026 @ 100
4.000%, 03/01/2050 (C)	3,120	3,522
Municipal Electric Authority, RB
6.655%, 04/01/2057	2,285	3,226
Municipal Electric Authority, RB
Callable 07/01/2028 @ 100
5.000%, 01/01/2056	1,700	1,962
5.000%, 01/01/2059	500	562
5.000%, 01/01/2063	1,750	2,006
4.000%, 01/01/2049	1,000	1,073

		42,735

Hawaii — 0.0%
Hawaii State, Special Purpose Revenue Authority, Ser B, RB
Pre-Refunded @ 100
5.750%, 07/01/2020 (D)	500	513

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)

Idaho — 0.1%
Idaho State, Health Facilities Authority, Valley Health Group, RB
4.000%, 11/15/2027	$780	$783
Idaho State, Housing & Finance Association, Compass Charter School Project, Ser A, RB
Callable 07/01/2028 @ 100
4.625%, 07/01/2029 (A)	365	399

		1,182

Illinois — 7.2%
Belleville, Frank Scott Parkway Redevelopment Project, Ser A, TA
Callable 12/30/2019 @ 100
5.700%, 05/01/2036	250	250
Chicago, Board of Education, GO, NATL
4.456%, 12/01/2023 (E)	545	496
Chicago, Board of Education, Ser A, GO
Callable 12/01/2028 @ 100
5.000%, 12/01/2033	2,750	3,182
5.000%, 12/01/2034	1,400	1,616
5.000%, 12/01/2035	1,500	1,726
Chicago, Board of Education, Ser A, GO, NATL
2.952%, 12/01/2019 (E)	500	500
Chicago, Board of Education, Ser C, GO
5.000%, 12/01/2026	1,000	1,147
5.000%, 12/01/2027	500	581
Chicago, Board of Education, Ser D, GO
Callable 12/01/2028 @ 100
5.000%, 12/01/2046	5,000	5,636
Chicago, Board of Education, Ser G, GO
Callable 12/01/2027 @ 100
5.000%, 12/01/2034	3,000	3,426
Chicago, Neighborhoods Alive 21 Program, Ser 2002B, GO
Callable 01/01/2025 @ 100
5.500%, 01/01/2034	1,750	1,983
Chicago, O’Hare International Airport, Ser B, RB
Callable 01/01/2029 @ 100
5.000%, 01/01/2053	10,000	12,001
Chicago, Project and Refunding, Ser 2005D, GO
Callable 01/01/2025 @ 100
5.500%, 01/01/2034	3,500	3,967
5.500%, 01/01/2037	2,440	2,752
Chicago, Project and Refunding, Ser A, GO
Callable 01/01/2027 @ 100
6.000%, 01/01/2038	10,500	12,610

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
Chicago, River Point Plaza Redevelopment Project, COP
Callable 01/16/2023 @ 100
4.835%, 04/15/2028 (A)	$2,000	$2,030
Chicago, Sales Tax Revenue, Ser 2002, RB
Pre-Refunded @ 100
5.000%, 01/01/2025 (D)	1,250	1,478
5.000%, 01/01/2025 (D)	1,250	1,478
Cook County, Ser A, GO
Callable 11/15/2020 @ 100
5.250%, 11/15/2033	1,500	1,549
Illinois State, Finance Authority, Better Housing Foundation Icarus Portfolio Project, RB
5.250%, 12/01/2052 (B)	4,190	1,257
Illinois State, Finance Authority, Better Housing Foundation Icarus Portfolio Project, Sub-Ser, RB
6.250%, 12/01/2052 (B)	1,485	371
Illinois State, Finance Authority, Carle Foundation Project, Ser A, RB
Callable 08/15/2021 @ 100
6.000%, 08/15/2041	200	214
Illinois State, Finance Authority, Friendship Village of Schaumburg Project, RB
Callable 02/15/2027 @ 100
5.000%, 02/15/2037	1,750	1,712
Illinois State, Finance Authority, Friendship Village Schamurg Project, RB
5.000%, 02/15/2022	1,000	1,013
Illinois State, Finance Authority, Plymouth Place, RB
Callable 05/15/2025 @ 100
5.000%, 05/15/2037	500	533
Illinois State, Finance Authority, RB
2.450%, 10/01/2039 (C)	1,250	1,263
Illinois State, Finance Authority, RB
Callable 02/15/2027 @ 100
5.125%, 02/15/2045	1,750	1,682
Illinois State, GO
Callable 07/01/2023 @ 100
5.500%, 07/01/2038	1,500	1,644
Illinois State, GO
Callable 02/01/2024 @ 100
5.000%, 02/01/2039	5,000	5,377
Illinois State, Ser A, GO
Callable 05/01/2028 @ 100
4.625%, 05/01/2037	2,500	2,735
Illinois State, Ser C, GO
Callable 11/01/2027 @ 100
5.000%, 11/01/2029	3,000	3,414

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
Illinois State, Ser D, GO
5.000%, 11/01/2027	$5,500	$6,330
Illinois State, Sports Facilities Authority, RB
5.000%, 06/15/2023	1,010	1,106
Illinois State, Sub-Ser D, RB
Callable 06/15/2026 @ 100
3.000%, 06/15/2031	3,005	2,924
Metropolitan Pier & Exposition Authority, Ser B, RB, AGM
5.038%, 06/15/2045 (E)	7,500	3,152
Village of Hillside, RB
Callable 01/01/2027 @ 100
5.000%, 01/01/2030	1,345	1,436
Will County, Community High School District No. 210 Lincoln-Way, Ser B, GO
5.422%, 01/01/2033 (E)	100	63
5.222%, 01/01/2031 (E)	300	208
4.817%, 01/01/2029 (E)	400	301

		95,143

Indiana — 1.4%
Allen County, Storypoint Fort Wayne Project, RB
Callable 01/15/2024 @ 104
6.750%, 01/15/2043 (A)	1,500	1,644
Chesterton, Economic Development Revenue, Storypoint Chesterton Project, Ser A, RB
Callable 01/15/2024 @ 104
6.250%, 01/15/2043 (A)	2,675	2,870
Indiana State, Finance Authority, Educational Facilities, Indiana Historical Project, RB
Callable 07/01/2020 @ 100
5.000%, 07/01/2040	375	382
Indiana State, Finance Authority, Ohio River Bridge Project, AMT, RB
Callable 07/01/2023 @ 100
5.000%, 07/01/2048	1,000	1,083
Indiana State, Finance Authority, Polyflow Project, AMT, RB
Callable 03/01/2026 @ 103
7.000%, 03/01/2039 (A)	12,200	12,306
Vigo County, Hospital Authority, Union Hospital Project, RB
Pre-Refunded @ 100
7.500%, 09/01/2021 (D)	685	745

		19,030

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)

Iowa — 0.2%
Iowa State, Finance Authority, CJ Bio America Project, RB
Callable 11/29/2019 @ 100
1.350%, 04/01/2022 (C)	$400	$400
Iowa State, Finance Authority, Council Bluffs Project, RB
3.950%, 08/01/2023	250	254
Iowa State, Finance Authority, Deerfield Retirement Community Project, RB
Callable 12/30/2019 @ 100
1.238%, 05/15/2056	125	2
Iowa State, Finance Authority, Deerfield Retirement Community Project, RB
Callable 11/15/2024 @ 100
5.400%, 11/15/2046 (C)	637	681
Iowa State, Student Loan Liquidity, Ser A, AMT, RB
5.000%, 12/01/2026	725	857
Iowa State, Tobacco Settlement Authority, Ser B, RB
Callable 12/30/2019 @ 100
5.600%, 06/01/2034	1,000	1,001

		3,195

Kansas — 0.2%
Kansas State, Development Finance Authority, Village of Shalom Project, Ser A, RB
Callable 11/15/2023 @ 104
5.500%, 11/15/2038	1,025	1,109
Wichita, Presbyterian Manor Project, Ser I, RB
Callable 05/15/2025 @ 103
5.000%, 05/15/2028	500	561
Wyandotte County, Kansas City Unified Government, RB
6.921%, 09/01/2034 (A)(E)	2,500	1,055

		2,725

Kentucky — 0.3%
Kentucky State, Economic Development Finance Authority, Owensboro Medical Health Systems Project, Ser A, RB
Pre-Refunded @ 100
6.375%, 06/01/2020 (D)	500	513
Kentucky State, Economic Development Finance Authority, Ser S, RB
Callable 11/15/2026 @ 100
6.250%, 11/15/2046	1,000	807
6.000%, 11/15/2036	1,700	1,374

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)

Owen County, Waterworks System Revenue Authority, American Water Project, Ser B, RB
Callable 12/10/2019 @ 100
5.625%, 09/01/2039	$1,000	$1,001

		3,695

Louisiana — 0.8%

Louisiana State, Gasoline & Fuels Tax Revenue, Ser C, RB
Callable 11/01/2027 @ 100
5.000%, 05/01/2045	3,500	4,168
Louisiana State, Local Government Environmental Facilities & Community Development Authority, RB
Callable 11/01/2028 @ 100
5.650%, 11/01/2037 (A)	1,000	1,122
5.500%, 11/01/2039 (A)	1,000	1,077
Louisiana State, Local Government Environmental Facilities & Community Development Authority, RB
Callable 11/01/2029 @ 100
4.000%, 11/01/2044 (A)	500	505
Louisiana State, Local Government Environmental Facilities & Community Development Authority, Westlake Chemical Project, Ser A2, RB
Callable 11/01/2020 @ 100
6.500%, 11/01/2035	750	782
Louisiana State, Public Facilities Authority, Ochsner Clinic Foundation Project, RB
Pre-Refunded @ 100
6.500%, 05/15/2021 (D)	1,000	1,076
Parish of St. John the Baptist, Louisiana State, RB
2.000%, 06/01/2037 (C)	2,035	2,034

		10,764

Maine — 0.4%

Maine State, Finance Authority, Solid Waste Disposal, Coastal Resource, AMT, RB
Callable 12/15/2026 @ 100
5.375%, 12/15/2033 (A)	2,000	2,122
Maine State, Health & Higher Educational Facilities Authority, Eastern Maine Health Care, Ser A, RB
Callable 07/01/2026 @ 100
5.000%, 07/01/2046	2,600	2,891

		5,013

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)

Maryland — 1.3%
Maryland State, Health & Higher Educational Facilities Authority, Ascension Health Project, Ser B, RB
Pre-Refunded @ 100
5.000%, 11/15/2021 (D)	$4,500	$4,830
Maryland State, Health & Higher Educational Facilities Authority, Johns Hopkins Health Center Project, Ser C, RB
Callable 05/15/2023 @ 100
5.000%, 05/15/2043	10,000	11,052
Prince George’s County, Chesapeake Lighthouse Charter School Project, RB
Callable 11/01/2026 @ 102
7.000%, 08/01/2048	1,500	1,676

		17,558

Massachusetts — 1.5%

Massachusetts State, Development Finance Agency, Emerson College Project, Ser A, RB
Callable 01/01/2027 @ 100
5.000%, 01/01/2047	2,500	2,851
Massachusetts State, Development Finance Agency, Foxborough Regional Charter School Project, Ser A, RB
Pre-Refunded @ 100
7.000%, 07/01/2020 (D)	1,500	1,551
Massachusetts State, Development Finance Agency, Ser A, RB
Callable 01/01/2028 @ 100
5.000%, 01/01/2040	1,600	1,871
Massachusetts State, Educational Financing Authority, Ser I, RB
Callable 01/01/2020 @ 100
6.000%, 01/01/2028	260	261
Massachusetts State, GO
Callable 05/01/2029 @ 100
5.000%, 05/01/2044	2,000	2,473
5.000%, 05/01/2047	8,500	10,475

		19,482

Michigan — 1.6%

Detroit, GO
5.000%, 04/01/2026	1,000	1,129
Grand Traverse Academy, Public School Academy Revenue and Refunding, RB
Callable 12/30/2019 @ 100
5.000%, 11/01/2036	300	300

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)

Michigan State, Finance Authority, Detroit Water and Sewerage Project, Senior Lien, RB
Callable 07/01/2022 @ 100
5.000%, 07/01/2044	$4,500	$4,831
Michigan State, Finance Authority, Detroit Water and Sewerage Project, Senior Lien, RB
Callable 07/01/2024 @ 100
5.000%, 07/01/2033	3,000	3,413
Michigan State, Finance Authority, Local Government Loan Program, RB
Callable 10/01/2024 @ 100
4.500%, 10/01/2029	5,750	6,227
Michigan State, Public Educational Facilities Authority, Long-Term Obligation Bradford Project, RB
Callable 12/30/2019 @ 100
6.500%, 09/01/2037 (A)	750	585
Michigan State, Tobacco Settlement Finance Authority, Ser C, RB
Callable 06/01/2033 @ 11
15.331%, 06/01/2058 (E)	145,250	4,937

		21,422

Minnesota — 0.5%

Independence, Beacon Academy Project, Ser A, RB
4.250%, 07/01/2026	995	1,028
Minneapolis, Education Authority, Twin Cities International School, RB
Callable 12/01/2027 @ 100
5.000%, 12/01/2032 (A)	750	786
Shakopee, Senior Housing Revenue, RB
Callable 05/01/2025 @ 100
5.850%, 11/01/2058 (A)(C)	500	533
St. Cloud, Health Care Revenue, RB
Callable 05/01/2029 @ 100
4.000%, 05/01/2049	4,000	4,401
St. Cloud, Stride Academy Project, Ser A, RB
3.750%, 04/01/2026	415	284

		7,032

Missouri — 0.3%

Lees Summit, Industrial Development Authority, John Knox Village Project, RB
Callable 08/15/2025 @ 103
5.000%, 08/15/2042	1,000	1,098
Lees Summit, Special Obligation Tax, Summit Fair Project, TA
3.500%, 11/01/2023 (A)	595	601

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)

St. Louis, Land Clearance for Redevelopment Authority, National Geospacial Intelligence, RB
Callable 12/01/2026 @ 100
5.125%, 06/01/2046	$2,465	$2,758

		4,457

Montana — 0.1%

Kalispel, Housing and Health Care Facilities, Immanuel Lutheran Project, RB
Callable 05/15/2025 @ 102
5.250%, 05/15/2052	1,500	1,611

Nebraska — 0.6%

Central Plains, Energy Project No. 3, RB
Callable 09/01/2022 @ 100
5.000%, 09/01/2042	5,000	5,418
Nebraska State, Public Power District, Ser A, RB
Callable 01/01/2022 @ 100
5.000%, 01/01/2031	2,200	2,353

		7,771

Nevada — 0.8%

Nevada State, Department of Business & Industry, Fulcrum Sierra Biofuels Project, AMT, RB
Callable 12/15/2027 @ 100
5.125%, 12/15/2037 (A)	2,500	2,707
Nevada State, Department of Business & Industry, Fulcrum Sierra Biofuels Project, AMT, RB
Callable 08/15/2028 @ 100
6.950%, 02/15/2038 (A)	3,000	3,445
Nevada State, Department of Business & Industry, Somerset Academy Project, Ser A, RB
Callable 12/15/2025 @ 100
4.500%, 12/15/2029 (A)	750	811
Reno, Sub-Ser D, RB
Callable 07/01/2028 @ 14
7.585%, 07/01/2058 (A)(E)	10,000	944
Reno, TRAN
Callable 07/01/2038 @ 31
6.446%, 07/01/2058 (A)(E)	22,000	3,171

		11,078

New Jersey — 2.0%

New Jersey State, Economic Development Authority, RB
Callable 03/01/2023 @ 100
5.000%, 03/01/2024	1,055	1,160

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)

New Jersey State, Economic Development Authority, Ser A, RB
6.000%, 05/15/2028 (B)	$54	$1
New Jersey State, Economic Development Authority, Sub-Ser A, RB
Callable 07/01/2027 @ 100
3.125%, 07/01/2029	725	736
New Jersey State, Educational Facilities Authority, Stockton University, Ser A, RB
Callable 07/01/2026 @ 100
5.000%, 07/01/2041	2,000	2,310
New Jersey State, Health Care Facilities Financing Authority, Hackensack Meridian Health Project, RB
Callable 07/01/2027 @ 100
5.000%, 07/01/2057	2,250	2,640
New Jersey State, Tobacco Settlement Financing, Ser A, RB
Callable 06/01/2028 @ 100
5.000%, 06/01/2046	5,000	5,673
New Jersey State, Transportation Trust Fund Authority, Transportation Program, Ser AA, RB
Callable 06/15/2025 @ 100
5.250%, 06/15/2041	1,250	1,407
New Jersey State, Turnpike Authority, Ser B, RB
Callable 01/01/2028 @ 100
4.000%, 01/01/2035	3,900	4,437
New Jersey Transportation Trust Fund Authority, Ser BB, RB
Callable 12/15/2028 @ 100
5.000%, 06/15/2044	2,500	2,843
Rutgers, The State University, Ser P, GO
Callable 11/01/2118 @ 100
3.915%, 05/01/2119	1,300	1,303
South Jersey, Port Authority, Marine Terminal Project, Ser R, AMT, RB
4.000%, 01/01/2021	550	561
South Jersey, Transportation Authority, Ser A, RB
Callable 11/01/2024 @ 100
5.000%, 11/01/2039	2,500	2,798

		25,869

New Mexico — 0.2%

Farmington, Pollution Control Authority, Public Service Project, Ser B, RB
Callable 11/01/2020 @ 100
4.700%, 09/01/2024	2,000	2,056

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)

New York — 6.8%
Build NYC Resource, NYU Law School Project, RB
Callable 01/01/2026 @ 100
5.000%, 07/01/2041	$1,500	$1,670
Hempstead Town, Local Development, Academy Christian School Project, RB
Callable 02/01/2028 @ 100
6.760%, 02/01/2048	1,000	1,141
New York & New Jersey, Port Authority, AMT, RB
Callable 11/01/2029 @ 100
4.000%, 11/01/2059	2,000	2,180
New York & New Jersey, Port Authority, JFK International Airport Terminal Project, RB
Callable 12/01/2020 @ 100
6.000%, 12/01/2036	1,000	1,048
New York City, Industrial Development Agency, Yankee Stadium Project, RB, NATL
2.591%, 03/01/2026 (C)	425	438
2.581%, 03/01/2025 (C)	400	412
New York Counties, Tobacco Trust IV, Ser E, RB
Callable 12/16/2019 @ 11
15.901%, 06/01/2055 (E)	57,000	3,114
New York Counties, Tobacco Trust V, RB
Callable 12/16/2019 @ 9
8.885%, 06/01/2055 (E)	18,000	1,085
New York State, Dormitory Authority, NYU Hospital Center Project, Ser A, RB
Pre-Refunded @ 100
6.000%, 07/01/2020 (D)	500	514
New York State, Dormitory Authority, Pace University Project, Ser A, RB
Pre-Refunded @ 100
5.000%, 05/01/2023 (D)	10	11
New York State, Dormitory Authority, Ser A, RB
Callable 09/15/2028 @ 100
4.000%, 03/15/2048	8,000	8,931
New York State, Dormitory Authority, Ser B, RB
3.142%, 07/01/2043	2,400	2,407
New York State, Dormitory Authority, Ser E-BID, RB
Callable 09/15/2028 @ 100
5.000%, 03/15/2048	5,000	6,062

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
New York State, Liberty Development Authority, Bank of America Tower Project, RB
Pre-Refunded @ 100
6.375%, 01/15/2020 (D)	$1,000	$1,006
New York State, Liberty Development Authority, Goldman Sachs Headquarters Project, RB
5.500%, 10/01/2037	1,000	1,424
New York State, Liberty Development Authority, World Trade Center Project, RB
Callable 11/15/2021 @ 100
5.750%, 11/15/2051	4,000	4,336
New York State, Liberty Development Authority, World Trade Center Project, RB
Callable 11/15/2024 @ 100
5.375%, 11/15/2040 (A)	4,000	4,507
5.000%, 11/15/2044 (A)	9,750	10,763
New York State, Thruway Authority, Ser B, RB
Callable 01/01/2030 @ 100
4.000%, 01/01/2041	4,000	4,506
4.000%, 01/01/2045	5,000	5,591
New York State, Transportation Development Authority, LaGuardia Airport Terminal B Redevelopment Project, AMT, RB
Callable 07/01/2024 @ 100
5.000%, 07/01/2046	3,985	4,400
New York State, Transportation Development Authority, LaGuardia Delta Airlines Project, AMT, RB
Callable 01/01/2028 @ 100
4.000%, 01/01/2036	4,000	4,350
New York State, Urban Development, RB
Callable 09/15/2028 @ 100
5.000%, 03/15/2041	5,000	6,111
TSASC, Tobacco Settlement Bond, Ser A, RB
Callable 06/01/2027 @ 100
5.000%, 06/01/2033	5,790	6,839
TSASC, Tobacco Settlement Bond, Ser B, RB
Callable 06/01/2027 @ 100
5.000%, 06/01/2048	3,000	2,969
Ulster County, Capital Resource, Woodland Pond at New Paltz, RB
Callable 09/15/2024 @ 103
5.250%, 09/15/2047	1,000	1,024
5.250%, 09/15/2053	2,500	2,551

		89,390

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)

North Carolina — 0.2%
North Carolina State, Medical Care Commission, Galloway Ridge Project, Ser A, RB
Callable 01/01/2020 @ 100
6.000%, 01/01/2039	$1,335	$1,340
North Carolina State, Medical Care Commission, United Church Homes and Services, RB
5.000%, 09/01/2022	465	497
5.000%, 09/01/2023	610	665
North Carolina State, Medical Care Commission, United Church Homes and Services, RB
Callable 09/01/2022 @ 100
4.000%, 09/01/2025	500	519

		3,021

Ohio — 5.5%
Buckeye, Tobacco Settlement Financing Authority, Ser A2, RB
Callable 12/16/2019 @ 100
6.500%, 06/01/2047	5,765	5,877
5.875%, 06/01/2047	6,375	6,408
5.750%, 06/01/2034	655	656
5.375%, 06/01/2024	2,835	2,841
5.125%, 06/01/2024	27,860	27,888
Buckeye, Tobacco Settlement Financing Authority, Sub-Ser B, RB
Callable 12/16/2019 @ 14
17.320%, 06/01/2047 (E)	23,605	1,393
Buckeye, Tobacco Settlement Financing Authority, Sub-Ser C, RB
Callable 12/16/2019 @ 9
21.394%, 06/01/2052 (E)	32,000	1,385
Butler County, Hospital Facilities Authority, UC Health Project, RB
Pre-Refunded @ 100
5.500%, 11/01/2020 (D)	500	520
Cleveland-Cuyahoga County, Port Authority, Playhouse Square Foundation Project, RB
Callable 12/01/2028 @ 100
5.500%, 12/01/2043	940	1,090
5.000%, 12/01/2033	2,460	2,831
Franklin County, Convention Facilities Authority, RB
Callable 12/01/2029 @ 100
5.000%, 12/01/2051	4,000	4,668

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
Hamilton County, Health Care Facilities Authority, Christ Hospital Project, RB
Callable 06/01/2022 @ 100
5.500%, 06/01/2042	$5,000	$5,412
Lake County, Port & Economic Development Authority, 1st Mortgage - Tapestry Wickliffe, RB
Callable 12/01/2027 @ 100
6.750%, 12/01/2052 (A)	1,750	1,766
Montgomery County, Trousdale Foundation Properties Project, RB
Callable 04/01/2028 @ 100
6.000%, 04/01/2038 (A)	1,615	1,796
Ohio State, Air Quality Development Authority, AMT, RB
2.100%, 04/01/2028 (C)	3,420	3,427
Ohio State, Air Quality Development Authority, RB
3.250%, 09/01/2029	2,510	2,579
Portage County, Port Authority, Northeast Ohio Medical University Project, RB
Callable 06/01/2022 @ 100
5.000%, 12/01/2026	1,500	1,594

		72,131

Oklahoma — 0.6%
Comanche County, Hospital Authority, RB
Callable 07/01/2024 @ 100
5.000%, 07/01/2025	1,500	1,665
Oklahoma State, Development Finance Authority, OU Medicine Project, Ser B, RB
Callable 08/15/2028 @ 100
5.500%, 08/15/2057	500	594
Oklahoma State, Development Finance Authority, RB
Callable 08/01/2029 @ 100
4.000%, 08/01/2036	2,980	3,116
Oklahoma State, Turnpike Authority, Ser A, RB
Callable 01/01/2027 @ 100
4.000%, 01/01/2048	2,000	2,203
Payne County, Economic Development Authority, Epworth Living Retirement Community, RB
7.000%, 11/01/2051 (B)	2,163	18
6.875%, 11/01/2046 (B)	1,081	9
6.625%, 11/01/2036 (B)	522	4

		7,609

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)

Oregon — 0.8%
Clackamas County, Hospital Facility Authority, Mary’s Woods at Maryhusrt, RB
Callable 05/15/2020 @ 100
3.200%, 05/15/2025	$770	$773
Clackamas County, Hospital Facility Authority, Senior Living Williamette Village, RB
Callable 11/15/2025 @ 102
5.000%, 11/15/2047	1,500	1,698
Oregon State, Business Development Commission, Red Rock Biofuels LLC, AMT, RB
Callable 04/01/2028 @ 100
6.500%, 04/01/2031 (A)	6,100	5,741
Oregon State, Facilities Authority, Concordia University Project, Ser A, RB
Pre-Refunded @ 100
6.375%, 09/01/2020 (A)(D)	150	156
Oregon State, Ser A, GO
Callable 05/01/2029 @ 100
5.000%, 05/01/2044	2,000	2,486

		10,854

Pennsylvania — 2.1%
Berks County, Industrial Development Authority, The Highlands at Wyomissing Project, RB
Callable 05/15/2025 @ 102
5.000%, 05/15/2029	300	343
Blythe Township, Solid Waste Authority, AMT, RB
Callable 12/01/2027 @ 100
7.750%, 12/01/2037	4,000	4,548
Chester County, Industrial Development Authority, Woodlands at Graystone Project, SAB
4.375%, 03/01/2028 (A)	275	286
Cumberland County, Municipal Authority, Asbury Obligation Group, RB
Callable 01/01/2020 @ 100
6.000%, 01/01/2030	2,500	2,510
Delaware County, University Revenue Authority, Neumann University Project, RB
Callable 10/01/2020 @ 100
5.250%, 10/01/2031	1,000	1,023
Franklin County, Industrial Development Authority, Menno-Haven Project, RB
5.000%, 12/01/2025	495	555

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
Montgomery County, Higher Education & Health Authority, Thomas Jefferson University, RB
Callable 09/01/2028 @ 100
4.000%, 09/01/2049	$1,000	$1,078
Pennsylvania State, Commonwealth Financing Authority, Tobacco Master Settlement, RB
5.000%, 06/01/2025	1,000	1,178
Pennsylvania State, Commonwealth Financing Authority, Tobacco Master Settlement, RB
Callable 06/01/2028 @ 100
5.000%, 06/01/2034	2,000	2,431
Pennsylvania State, Economic Development Financing Authority, AMT, RB
Callable 06/01/2026 @ 103
5.750%, 06/01/2036 (A)	1,250	1,331
Pennsylvania State, Higher Educational Facilities Authority, Edinboro University Foundation Project, Ser 2010, RB
Pre-Refunded @ 100
6.000%, 07/01/2020 (D)	250	257
Philadelphia, Hospitals & Higher Education Facilities Authority, Temple University Health Systems Project, Ser A, RB
Callable 07/01/2022 @ 100
5.625%, 07/01/2036	1,975	2,146
Philadelphia, Industrial Development Authority, Global Leadership Academy Project, Ser 2010, RB
Callable 11/15/2020 @ 100
5.750%, 11/15/2030	1,000	1,021
Philadelphia, Industrial Development Authority, University Arts, RB
5.000%, 03/15/2020 (A)	1,145	1,151
Philadelphia, Industrial Development Authority, University Square Apartments Project, RB
Callable 12/01/2026 @ 100
5.500%, 12/01/2058 (A)	2,000	2,121
Scranton, GO
5.000%, 09/01/2023 (A)	1,000	1,091
Southcentral Pennsylvania, General Authority, York Academy Regional Christian School Program, RB
Callable 07/15/2028 @ 100
6.500%, 07/15/2048 (A)	2,800	3,192
Washington County, Redevelopment Authority, TA
4.000%, 07/01/2023	705	714

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
West Cornwall Township, Municipal Authority, Pleasant View Retirement Community, RB
3.000%, 12/15/2023	$545	$550

		27,526

Puerto Rico — 5.2%
Puerto Rico Commonwealth, Aqueduct & Sewer Authority, Ser A, RB, AGC
Callable 12/30/2019 @ 100
5.125%, 07/01/2047	2,300	2,365
Puerto Rico Commonwealth, Government Employees Retirement System, Ser Senior A, RB
6.200%, 07/01/2039 (B)	2,000	855
Puerto Rico Commonwealth, Government Employees Retirement System, Ser Senior B, RB
6.300%, 07/01/2038 (B)	1,000	428
Puerto Rico Commonwealth, Ser A, GO
5.125%, 07/01/2028 (B)	560	421
Puerto Rico Commonwealth, Ser A, GO
8.000%, 07/01/2035 (B)	5,800	3,582
Puerto Rico, Electric Power Authority, Ser AAA-RSA-1, RB
5.250%, 07/01/2021 (B)	3,605	2,758
Puerto Rico, Electric Power Authority, Ser A-RSA-1, RB
5.000%, 07/01/2029 (B)	5,920	4,529
Puerto Rico, Electric Power Authority, Ser CCC-RSA-1, RB
5.250%, 07/01/2027 (B)	5,250	4,016
Puerto Rico, Electric Power Authority, Ser DDD-RSA-1, RB
5.000%, 07/01/2021 (B)	2,000	1,530
Puerto Rico, Electric Power Authority, Ser TT-RSA-1, RB
5.000%, 07/01/2032 (B)	3,515	2,689
Puerto Rico, Electric Power Authority, Ser UU, RB, AGM
Callable 12/30/2019 @ 100
1.926%, 07/01/2029 (C)	9,040	8,927
Puerto Rico, Electric Power Authority, Ser V, RB
5.500%, 07/01/2020 (B)	1,380	1,059
Puerto Rico, Electric Power Authority, Ser ZZ-RSA-1, RB
5.250%, 07/01/2019 (B)	1,265	938

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
Puerto Rico, Sales Tax Financing, Sales Tax Revenue, Ser A1, RB
Callable 07/01/2028 @ 41
6.254%, 07/01/2046 (E)	$27,200	$7,157
Puerto Rico, Sales Tax Financing, Sales Tax Revenue, Ser A1, RB
Callable 07/01/2028 @ 100
5.000%, 07/01/2058	14,180	14,864
Puerto Rico, Sales Tax Financing, Sales Tax Revenue, Ser A-1, RB
Callable 07/01/2028 @ 100
4.750%, 07/01/2053	11,879	12,263

		68,381

Rhode Island — 0.2%
Providence, Redevelopment Agency, Ser A, RB
Callable 04/01/2025 @ 100
5.000%, 04/01/2027	1,110	1,254
Rhode Island State, Tobacco Settlement Financing Authority, Ser A, RB
Callable 12/16/2019 @ 15
6.410%, 06/01/2052 (E)	6,890	916

		2,170

South Carolina — 1.2%
South Carolina State, Jobs-Economic Development Authority, Repower S.Berkeley Project, AMT, RB
Callable 02/01/2023 @ 104
6.250%, 02/01/2045 (A)	1,000	1,067
5.250%, 02/01/2027 (A)	1,000	1,032
South Carolina State, Public Service Authority, Santee Cooper Project, Ser A, RB
Callable 06/01/2025 @ 100
5.000%, 12/01/2050	3,300	3,727
South Carolina State, Public Service Authority, Ser A, RB
Callable 06/01/2024 @ 100
5.000%, 12/01/2049	2,990	3,321
South Carolina State, Public Service Authority, Ser C, RB
5.784%, 12/01/2041	5,059	6,603

		15,750

Tennessee — 1.0%
Bristol, Industrial Development Board, Pinnacle Project, TA
Callable 06/01/2026 @ 100
5.625%, 06/01/2035	2,000	2,108

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
Bristol, Industrial Development Board, Sales Tax Revenue, Ser A, RB
Callable 12/01/2026 @ 100
5.125%, 12/01/2042 (A)	$2,000	$2,052
Johnson City, Health & Educational Facilities Board, Mountain States Health Alliance Project, Ser 2010A, RB
Pre-Refunded @ 100
6.000%, 07/01/2020 (D)	500	514
Memphis-Shelby County, Industrial Development Board, Graceland Project, TA
Callable 07/01/2027 @ 100
5.500%, 07/01/2037	700	777
Nashville, Metropolitan Development & Housing Agency, TA
4.500%, 06/01/2028 (A)	500	544
Tennessee State, Energy Acquisition, Ser A, RB
5.250%, 09/01/2026	2,355	2,814
Tennessee State, Energy Acquisition, Ser C, RB
5.000%, 02/01/2027	4,000	4,753

		13,562

Texas — 7.1%
Austin, Convention Enterprises, Convention Center Hotel, RB
Callable 01/01/2027 @ 100
5.000%, 01/01/2032	300	343
5.000%, 01/01/2034	300	341
Brazoria County, Industrial Development, AMT, RB
Callable 03/01/2026 @ 103
9.000%, 03/01/2039 (A)	9,770	11,496
7.000%, 03/01/2039	500	536
Central Texas, Regional Mobility Authority, Senior Lien, Ser 2011, RB
Pre-Refunded @ 100
6.000%, 01/01/2021 (D)	1,000	1,051
Clifton, Higher Education Finance Authority, Idea Public Schools Project, RB
Pre-Refunded @ 100
5.500%, 08/15/2021 (D)	1,000	1,071
Clifton, Higher Education Finance Authority, Uplift Education Project, Ser A, RB
Pre-Refunded @ 100
6.125%, 12/01/2020 (D)	500	524

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
Clifton, Higher Education Finance, Ser D, RB
Callable 08/15/2025 @ 100
6.125%, 08/15/2048	$2,000	$2,234
6.000%, 08/15/2038	1,500	1,676
Grand Parkway Transportation, Revenue Toll Authority, Ser B, RB
Callable 10/01/2023 @ 100
5.000%, 04/01/2053	7,000	7,761
Harris County, Cultural Education Facilities Finance Authority, Baylor College Medical Center Project, RB
Callable 11/15/2022 @ 100
4.750%, 11/15/2046	2,725	2,904
Houston, Airport Systems Revenue Authority, Special Facilities, Continental Airlines Project, Ser A, AMT, RB
Callable 07/15/2021 @ 100
6.625%, 07/15/2038	3,000	3,198
Houston, Higher Education Finance Authority, Cosmos Foundation, Ser S, RB
Pre-Refunded @ 100
6.500%, 05/15/2021 (D)	805	866
Lewisville, SAB
Callable 09/01/2021 @ 100
5.500%, 09/01/2039 (A)	1,000	1,010
Lewisville, SAB
Callable 09/01/2022 @ 103
6.000%, 09/01/2037 (A)	975	1,029
New Hope, Cultural Education Facilities Finance, RB
Callable 12/01/2026 @ 103
5.000%, 12/01/2049	500	543
New Hope, Cultural Education Facilities Finance, RB
Callable 12/01/2029 @ 100
4.000%, 12/01/2054	250	243
New Hope, Cultural Education Facilities, Cardinal Bay Village Project, RB
Callable 07/01/2026 @ 100
5.500%, 07/01/2046	1,250	1,314
5.000%, 07/01/2031	250	262
New Hope, Cultural Education Facilities, Edgemere Project, RB
Callable 01/01/2024 @ 103
5.000%, 01/01/2047	2,000	2,164
Newark, Higher Education Finance, Austin Achieve Public Schools Project, RB
Callable 06/15/2022 @ 100
5.000%, 06/15/2033	150	155
5.000%, 06/15/2038	375	386
4.250%, 06/15/2028	150	154

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
North Texas, Tollway Authority, Ser A, RB
Callable 02/01/2020 @ 100
6.250%, 02/01/2023	$2,000	$2,015
North Texas, Tollway Authority, Ser B, RB
Callable 01/01/2025 @ 100
5.000%, 01/01/2045	6,000	6,792
North Texas, Tollway Authority, Ser B, RB
Callable 01/01/2027 @ 100
5.000%, 01/01/2048	3,250	3,804
Port Beaumont, Navigation District, Jefferson Energy Project, AMT, RB
7.250%, 02/01/2036 (A)(C)	17,750	17,882
Port Isabel, GO
Callable 02/15/2029 @ 100
5.100%, 02/15/2049 (A)	1,000	1,080
Red River, Health Facilities Development Authority, Wichita Falls Retirement Foundation Project, RB
Callable 01/01/2022 @ 100
5.500%, 01/01/2032	500	526
5.125%, 01/01/2041	500	517
San Juan, Higher Education Finance Authority, Idea Public Schools Project, Ser A, RB
Pre-Refunded @ 100
6.700%, 08/15/2020 (D)	500	519
Texas State, Municipal Gas Acquisition & Supply I, Senior Lien, Ser A, RB
5.250%, 12/15/2023	670	762
Texas State, Municipal Gas Acquisition & Supply I, Senior Lien, Ser D, RB
6.250%, 12/15/2026	3,000	3,490
Texas State, TRAN
4.000%, 08/27/2020	9,000	9,187
Texas State, Water Development Board, RB
Callable 10/15/2028 @ 100
5.000%, 04/15/2049	1,000	1,224
Texas State, Water Development Board, RB
Callable 04/15/2028 @ 100
5.000%, 10/15/2043	1,000	1,220
Wise County, Parker County Junior College District Project, Ser 2011, RB
Callable 08/15/2021 @ 100
8.000%, 08/15/2034	1,000	1,073
Woodloch, Health Facilities Development, Inspired Living Lewsville Project, RB
Callable 06/01/2020 @ 105
6.750%, 12/01/2051 (A)	2,500	2,001

		93,353

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)

Utah — 0.1%
Utah State, Charter School Finance Authority, Early Light Academy Project, RB
4.500%, 07/15/2027 (A)	$700	$738

Vermont — 0.1%
Vermont State, Economic Development Authority, Central Vermont Public Service Project, RB
5.000%, 12/15/2020	750	775
Vermont State, Student Assistance, Ser A, AMT, RB
Callable 06/15/2026 @ 100
5.000%, 06/15/2028	550	644

		1,419

Virgin Islands — 0.1%
Virgin Islands, Public Finance Authority, Ser Senior Lien, RB
5.000%, 10/01/2024	1,040	1,049

Virginia — 0.6%
Chesterfield County, Economic Development Authority, Brandermill Woods Project, RB
Callable 01/01/2022 @ 100
5.125%, 01/01/2043	1,000	1,026
Hanover County, Economic Development Authority, Covenant Woods Project, RB
Callable 07/01/2024 @ 103
5.000%, 07/01/2038	375	409
Henrico County, Economic Development Authority, Ser A, RB
Callable 06/01/2025 @ 103
5.000%, 06/01/2044	1,000	1,109
James City County, Economic Development Authority, United Methodist Home Project, RB
Callable 12/30/2019 @ 100
2.000%, 10/01/2048	40	3
James City County, Economic Development Authority, United Methodist Home Project, RB
Callable 06/01/2023 @ 100
6.000%, 06/01/2043	2,245	2,245
Lewistown Commerce Center, Community Development Authority, RB
Callable 03/01/2024 @ 103
6.050%, 03/01/2044	110	104

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
Lewistown Commerce Center, Community Development Authority, Ser C, RB
Callable 12/30/2019 @ 100
6.050%, 03/01/2054	$118	$22
Virginia State, Small Business Financing Authority, Covanta Project, AMT, RB
Callable 07/01/2023 @ 100
5.000%, 01/01/2048 (A)(C)	500	531
Virginia State, Small Business Financing Authority, Transform 66 P3 Project, AMT, RB
Callable 06/30/2027 @ 100
5.000%, 12/31/2049	2,500	2,858

		8,307

Washington — 1.4%
Kalispel, Tribe of Indians, Ser A, RB
Callable 01/01/2028 @ 100
5.000%, 01/01/2032 (A)	1,000	1,139
Kalispel, Tribe of Indians, Ser B, RB
Callable 01/01/2028 @ 100
5.000%, 01/01/2032 (A)	220	250
Skagit County, Public Hospital District No. 1, Skagit Regional Health, RB
Callable 12/01/2026 @ 100
5.000%, 12/01/2028	1,000	1,169
Skagit County, Public Hospital District No. 1, Skagit Valley Hospital Project, RB
Callable 12/01/2020 @ 100
5.750%, 12/01/2035	1,500	1,551
Washington State, Health Care Facilities Authority, Kadlec Regional Medical Center Project, RB
Pre-Refunded @ 100
5.500%, 12/01/2020 (D)	1,500	1,565
Washington State, Housing Finance Commission, Judson Park Project, RB
3.700%, 07/01/2023 (A)	345	352
Washington State, Housing Finance Commission, Judson Park Project, RB
Callable 07/01/2025 @ 102
5.000%, 07/01/2033 (A)	225	248
4.000%, 07/01/2028 (A)	400	424
Washington State, Ser A, GO
Callable 08/01/2027 @ 100
5.000%, 08/01/2041	3,500	4,210
Washington State, Tobacco Settlement Authority, RB
Callable 06/01/2021 @ 100
5.250%, 06/01/2032	5,000	5,242

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
Washington State, Tobacco Settlement Authority, RB
Callable 06/01/2022 @ 100
5.250%, 06/01/2033	$2,500	$2,694

		18,844

West Virginia — 0.3%
Tobacco Settlement, Finance Authority, Ser B, RB
Callable 12/16/2019 @ 10
18.937%, 06/01/2047 (E)	77,750	3,418

Wisconsin — 2.7%
Wisconsin State, Health & Educational Facilities Authority, Benevolent Cedar Community, RB
5.000%, 06/01/2021	1,005	1,042
Wisconsin State, Health & Educational Facilities Authority, RB
Callable 08/01/2025 @ 103
5.250%, 08/01/2048	1,500	1,637
5.000%, 08/01/2028	1,230	1,344
Wisconsin State, Health & Educational Facilities Authority, RB
Callable 11/01/2026 @ 103
5.000%, 11/01/2046	1,000	1,079
Wisconsin State, Irving Convention Center Hotel Project, RB
Callable 01/01/2032 @ 100
7.000%, 01/01/2050 (A)	3,250	4,000
Wisconsin State, Northwest Nazarene University Project, RB
Callable 10/01/2028 @ 100
4.250%, 10/01/2049	1,000	1,037
Wisconsin State, Public Finance Authority, 1st Mortgage Vista Grande Village Project, RB
Callable 07/01/2025 @ 100
6.500%, 07/01/2050 (A)	1,750	1,791
Wisconsin State, Public Finance Authority, Barton College Project, Ser A, RB
Callable 03/01/2028 @ 100
5.000%, 03/01/2038	2,500	2,675
5.000%, 03/01/2048	1,500	1,580
Wisconsin State, Public Finance Authority,Celanese Project, Ser B, AMT, RB
5.000%, 12/01/2025	2,000	2,291
Wisconsin State, Public Finance Authority, Delray Beach Radiation Therapy Project, RB
Callable 11/01/2026 @ 100
7.000%, 11/01/2046 (A)	3,500	4,003

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
Wisconsin State, Public Finance Authority, Marys Woods at Marylhurst Project, RB
Callable 05/15/2025 @ 102
5.250%, 05/15/2052 (A)	$1,750	$1,945
Wisconsin State, Public Finance Authority, Procure Proton Therapy Center Project, RB
Callable 01/01/2028 @ 100
6.375%, 01/01/2048 (A)	1,750	1,821
6.250%, 01/01/2038 (A)	1,120	1,164
6.125%, 01/01/2033 (A)	2,200	2,285
Wisconsin State, Public Finance Authority, Procure Proton Therapy Center Project, RB
Callable 07/01/2028 @ 100
7.000%, 07/01/2048 (A)	3,500	3,432
Wisconsin State, Public Finance Authority, RB
Callable 10/01/2029 @ 100
5.875%, 10/01/2054 (A)	2,770	2,770

		35,896

Total Municipal Bonds (Cost $917,568) ($ Thousands)		985,204

CORPORATE OBLIGATIONS — 13.0%

Consumer Discretionary — 0.0%
General Motors Financial
5.750%, VAR ICE LIBOR USD 3 Month+3.598%, 03/30/2168	500	492

Financials — 12.4%
Australia & New Zealand Banking Group
6.750%, VAR USD ICE Swap 11:00 NY 5 Yr+5.168%, 12/15/2167 (A)	6,900	7,823
AXA
6.379%, VAR ICE LIBOR USD 3 Month+2.256%, 06/14/2168 (A)	5,200	6,240
Banco Mercantil del Norte
7.500%, VAR US Treas Yield Curve Rate T Note Const Mat 10 Yr+5.470%, 09/27/2168 (A)	600	631
Bank of America
6.500%, VAR ICE LIBOR USD 3 Month+4.174%, 04/23/2168	2,900	3,284
6.300%, VAR ICE LIBOR USD 3 Month+4.553%, 09/10/2168	2,300	2,634
6.250%, VAR ICE LIBOR USD 3 Month+3.705%, 03/05/2168	5,000	5,574

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Bank of New York Mellon
4.950%, VAR ICE LIBOR USD 3 Month+3.420%, 12/20/2167	$1,000	$1,011
4.625%, VAR ICE LIBOR USD 3 Month+3.131%, 03/20/2168	7,500	7,838
Barclays PLC
8.000%, VAR US Treas Yield Curve Rate T Note Const Mat 5 Yr+5.672%, 09/15/2168	1,500	1,657
7.750%, VAR USD Swap Semi 30/360 5 Yr Curr+4.842%, 12/15/2167	1,000	1,080
BB&T
4.800%, VAR US Treas Yield Curve Rate T Note Const Mat 5 Yr+3.003%, 03/01/2168	7,100	7,242
BNP Paribas
7.625%, VAR USD Swap Semi 30/360 5 Yr Curr+6.314%, 09/30/2168 (A)	1,900	2,004
7.195%, VAR ICE LIBOR USD 3 Month+1.290%, 06/25/2037	2,300	2,553
7.195%, VAR ICE LIBOR USD 3 Month+1.290%, 12/25/2167 (A)	3,900	4,329
Capital One Financial
5.550%, VAR ICE LIBOR USD 3 Month+3.800%, 12/01/2167	1,000	1,012
Charles Schwab
7.000%, VAR ICE LIBOR USD 3 Month+4.820%, 08/01/2168	7,325	7,993
Citigroup
6.250%, VAR ICE LIBOR USD 3 Month+4.517%, 02/15/2168	3,800	4,313
6.125%, VAR ICE LIBOR USD 3 Month+4.478%, 05/15/2168	3,000	3,094
5.900%, VAR ICE LIBOR USD 3 Month+4.230%, 12/29/2049	1,000	1,059
Citizens Financial Group
6.375%, VAR ICE LIBOR USD 3 Month+3.157%, 01/06/2168	2,500	2,663
5.500%, VAR ICE LIBOR USD 3 Month+3.960%, 10/06/2168	5,000	5,031
CoBank ACB
6.250%, VAR ICE LIBOR USD 3 Month+4.660%, 10/01/2168	500	548
Credit Suisse Group
7.500%, VAR USD Swap Semi 30/360 5 Yr Curr+4.598%, 06/11/2168 (A)	2,000	2,235
6.375%, VAR US Treas Yield Curve Rate T Note Const Mat 5 Yr+4.822%, 02/21/2099 (A)	800	856
6.250%, VAR USD Swap Semi 30/360 5 Yr Curr+3.455%, 12/18/2167 (A)	2,500	2,698

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Depository Trust & Clearing
4.875%, VAR ICE LIBOR USD 3 Month+3.167%, 12/15/2167 (A)	$2,250	$2,267
Goldman Sachs Group
5.500%, VAR US Treas Yield Curve Rate T Note Const Mat 5 Yr+3.623%, 02/10/2168	1,000	1,062
5.375%, VAR ICE LIBOR USD 3 Month+3.922%, 11/10/2168	1,000	1,010
HSBC Holdings PLC
6.875%, VAR USD ICE Swap 11:00 NY 5 Yr+5.514%, 12/01/2168	8,000	8,360
6.000%, VAR USD ICE Swap 11:00 NY 5 Yr+3.746%, 11/22/2168	1,500	1,586
ING Groep
6.500%, VAR USD Swap Semi 30/360 5 Yr Curr+4.446%, 10/16/2168	3,500	3,745
5.750%, VAR US Treas Yield Curve Rate T Note Const Mat 5 Yr+4.342%, 11/16/2168	1,000	1,040
JPMorgan Chase
6.750%, VAR ICE LIBOR USD 3 Month+3.780%, 08/01/2168	7,200	8,109
6.000%, VAR ICE LIBOR USD 3 Month+3.300%, 02/01/2168	1,800	1,930
5.406%, VAR ICE LIBOR USD 3 Month+3.470%, 10/30/2168	1,025	1,028
5.300%, VAR ICE LIBOR USD 3 Month+3.800%, 11/01/2168	1,200	1,216
KeyCorp
5.000%, VAR ICE LIBOR USD 3 Month+3.606%, 12/15/2167	3,000	3,195
Lloyds Banking Group PLC
6.657%, VAR ICE LIBOR USD 3 Month+1.270%, 05/21/2037 (A)	7,500	8,681
6.657%, VAR ICE LIBOR USD 3 Month+1.270%, 05/21/2168	1,000	1,158
M&T Bank
5.125%, VAR ICE LIBOR USD 3 Month+3.520%, 05/01/2168	500	536
MetLife
5.250%, VAR ICE LIBOR USD 3 Month+3.575%, 12/15/2167	2,500	2,534
Nordea Bank Abp MTN
6.125%, VAR USD Swap Semi 30/360 5 Yr Curr+3.388%, 03/23/2168 (A)	5,000	5,291
Northern Trust
4.600%, VAR ICE LIBOR USD 3 Month+3.202%, 04/01/2168	1,000	1,028

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
PNC Financial Services Group
6.750%, VAR ICE LIBOR USD 3 Month+3.678%, 02/01/2168	$2,000	$2,109
Progressive
5.375%, VAR ICE LIBOR USD 3 Month+2.539%, 09/15/2168	5,200	5,408
Royal Bank of Scotland Group PLC
8.000%, VAR USD Swap Semi 30/360 5 Yr Curr+5.720%, 09/30/2168	200	229
7.500%, VAR USD Swap Semi 30/360 5 Yr Curr+5.800%, 09/30/2168	700	718
4.424%, VAR ICE LIBOR USD 3 Month+2.320%, 03/31/2168	4,300	4,213
Societe Generale
8.000%, VAR USD ICE Swap 11:00 NY 5 Yr+5.873%, 03/29/2168 (A)	1,800	2,095
Standard Chartered PLC
7.014%, VAR ICE LIBOR USD 3 Month+1.460%, 01/30/2168 (A)	4,500	5,312
UBS Group Funding Switzerland
7.000%, VAR USD Swap Semi 30/360 5 Yr Curr+4.344%, 07/31/2168 (A)	600	650
Wells Fargo
5.875%, VAR ICE LIBOR USD 3 Month+3.990%, 06/15/2168	3,411	3,789

		163,701

Utilities — 0.6%
Duke Energy
4.875%, VAR US Treas Yield Curve Rate T Note Const Mat 5 Yr+3.388%, 03/16/2168	4,100	4,295
NiSource
5.650%, VAR US Treas Yield Curve Rate T Note Const Mat 5 Yr+2.843%, 06/15/2168	2,500	2,556
Pacific Gas & Electric
6.350%, 02/15/2038 (B)	200	214
6.250%, 03/01/2039 (B)	100	107
6.050%, 03/01/2034 (B)	300	316
3.850%, 11/15/2023 (B)	50	49
3.500%, 10/01/2020 (B)	100	99
3.400%, 08/15/2024 (B)	100	98
3.300%, 03/15/2027 (B)	100	97
3.250%, 09/15/2021 (B)	100	98
3.250%, 06/15/2023 (B)	150	146

		8,075

Total Corporate Obligations (Cost $163,139) ($ Thousands)		172,268

Description	Shares	Market Value ($ Thousands)

PREFERRED STOCK — 7.1%

Consumer Discretionary — 0.3%
Dairy Farmers of America
7.875%*(A)	31,000	$3,053

Energy — 0.0%
Enbridge
6.375%, VAR ICE LIBOR USD 3 Month+3.593%	5,032	135

Financials — 6.4%
Allstate
5.625%	81,540	2,079
4.750%	24,500	615
Arch Capital Group
5.450%	13,693	350
AXA Equitable Holdings
5.250%	20,000	499
Axis Capital Holdings
5.500%	69,332	1,738
Banco Santander
4.000%, VAR ICE LIBOR USD 3 Month+0.520%	9,299	214
Bank of America
6.200%	30,000	785
Bank of New York Mellon
5.200%	29,846	766
BB&T
5.625%	52,000	1,361
5.200%	5,717	144
Capital One Financial
6.700%	26,963	675
6.250%	99,774	2,496
Charles Schwab
6.000%	101,415	2,621
Citigroup
6.875%, VAR ICE LIBOR USD 3 Month+4.130%	85,700	2,400
CoBank
6.250%, VAR ICE LIBOR USD 3 Month+4.557%	20,000	2,135
6.125%	20,000	2,020
Cullen
5.375%	16,198	414
Fifth Third Bancorp
6.625%, VAR ICE LIBOR USD 3 Month+3.710%	80,000	2,252
Goldman Sachs Group
6.375%, VAR ICE LIBOR USD 3 Month+3.550%	2,390	66
6.300%	8,311	218

Description	Shares	Market Value ($ Thousands)

PREFERRED STOCK (continued)
5.500%, VAR ICE LIBOR USD 3 Month+3.640%	350,600	$9,228
4.000%, VAR ICE LIBOR USD 3 Month+0.670%	43,300	1,010
Huntington Bancshares
6.250%	120,000	3,129
5.875%	20,322	534
ING Groep
6.125%	3,000	78
JPMorgan Chase
6.125%	29,449	744
KeyCorp
6.125%, VAR ICE LIBOR USD 3 Month+3.892%	4,000	115
MetLife
5.625%	29,780	785
Morgan Stanley
7.125%, VAR ICE LIBOR USD 3 Month+4.320%	113,879	3,315
6.875%, VAR ICE LIBOR USD 3 Month+3.940%	53,657	1,540
4.000%, VAR ICE LIBOR USD 3 Month+0.700%	161,113	3,588
NY Community Bancorp
6.375%, VAR ICE LIBOR USD 3 Month+3.821%	110,000	2,968
People’s United Financial
5.625%, VAR ICE LIBOR USD 3 Month+4.020%	34,498	922
PNC Financial Services Group
6.125%, VAR ICE LIBOR USD 3 Month+4.067%	79,610	2,146
Prudential PLC
6.750%	32,006	857
6.500%	9,031	242
Regions Financial
6.375%, VAR ICE LIBOR USD 3 Month+3.536%	2,600	72
5.700%, VAR ICE LIBOR USD 3 Month+3.148%	16,000	428
RenaissanceRe Holdings
5.375%	88,684	2,223
State Street
6.000%	32,900	834
5.900%, VAR ICE LIBOR USD 3 Month+3.108%	114,090	3,065
5.350%, VAR ICE LIBOR USD 3 Month+3.709%	5,824	159
5.250%	70,413	1,764
Sterling Bancorp
6.500%	40,533	1,074

Description	Shares	Market Value ($ Thousands)

PREFERRED STOCK (continued)
Synovus Financial
5.875%, VAR US Treas Yield Curve Rate T Note Const Mat 5 Yr+4.127%	50,000	$1,303
US Bancorp
6.500%, VAR ICE LIBOR USD 3 Month+4.468%	92,342	2,520
5.150%*	50,682	1,279
3.500%, VAR ICE LIBOR USD 3 Month+1.020%	16,800	775
Valley National Bancorp
6.250%, VAR ICE LIBOR USD 3 Month+3.850%	73,487	2,045
Voya Financial
5.350%, VAR US Treas Yield Curve Rate T Note Const Mat 5 Yr+3.210%	105,000	2,808
Webster Financial
5.250%	42,731	1,083
Wells Fargo
7.500%*	2,068	3,019
6.625%, VAR ICE LIBOR USD 3 Month+3.690%	57,230	1,648
5.850%, VAR ICE LIBOR USD 3 Month+3.090%	120,000	3,241
5.625%	5,000	131

		84,520

Utilities — 0.4%
Alabama Power
5.000%	9,000	234
Duke Energy
5.750%	6,000	162
Entergy Texas
5.375%	40,000	1,053
Interstate Power & Light
5.100%	104,544	2,656
NSTAR Electric
4.780%	10,708	1,148
Washington Gas Light
4.800%*	4,172	419

		5,672

Total Preferred Stock (Cost $85,803) ($ Thousands)		93,380

Description	Face Amount (Thousands)	Market Value ($ Thousands)

U.S. TREASURY OBLIGATIONS — 6.1%
United States Treasury Bills
1.924%, 12/12/2019 (E)	2,200	2,199
1.674%, 12/03/2019 (E)	2,600	2,600
1.669%, 12/10/2019 (E)	14,700	14,695
1.572%, 12/24/2019 (E)	11,900	11,888

Description	Face Amount (Thousands)	Market Value ($ Thousands)

U.S. TREASURY OBLIGATIONS (continued)
1.537%, 12/17/2019 (E)	$4,700	$4,697
1.535%, 02/06/2020 (E)	29,700	29,615
1.535%, 01/07/2020 (E)	5,400	5,392
1.497%, 01/30/2020 (E)	8,900	8,877

Total U.S. Treasury Obligations (Cost $79,962) ($ Thousands)		79,963

Description	Shares	Market Value ($ Thousands)

CASH EQUIVALENT — 1.0%
SEI Daily Income Trust, Government Fund,Cl F
1.530%**†	12,983,992	12,984

Total Cash Equivalent (Cost $12,984) ($ Thousands)		12,984

Total Investments in Securities — 101.7% (Cost $1,259,456) ($ Thousands)		$1,343,799

A list of the open futures contracts held by the Fund as of November 30, 2019, is as follows:

Type of Contract	Number of Contracts Long (Short)	Expiration Date	Notional Amount (Thousands)	Value (Thousands)	Unrealized (Depreciation) (Thousands)
U.S. Long Treasury Bond	(91)	Mar-2020	$(14,465)	$(14,466)	$(1)

Percentages are based on Net Assets of $1,321,859 ($ Thousands).

*	Non-income producing security.

**	Rate shown is the 7-day effective yield as of November 30, 2019.

†	Investment in Affiliated Security.

(A)

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration normally to qualified institutions. On November 30, 2019, the value of these securities amounted to $236,334 ($ Thousands), representing 17.9% of the Net Assets of the Fund.

(B)	Security is in default on interest payment.

(C)	Variable or floating rate security, the interest rate of which adjusts periodically based on prevailing interest rates.

(D)	Pre-Refunded Securities — The maturity date shown is the pre-refunded date.

(E)	Zero coupon security. The rate shown on the Schedule of Investments is the security’s effective yield at the time of purchase.

(F)	Security is escrowed to maturity.

AGC — Assured Guaranty Corporation

AGM— Assured Guaranty Municipal

AMT — Alternative Minimum Tax

Cl — Class

COP— Certificate of Participation

GO — General Obligation

ICE— Intercontinental Exchange

LIBOR— London Interbank Offered Rate

LLC — Limited Liability Company

MTN — Medium Term Note

NATL— National Public Finance Guarantee Corporation

PLC — Public Limited Company

RB — Revenue Bond

SAB— Special Assessment Bond

Ser — Series

TA — Tax Allocation

TRAN — Tax Revenue Anticipation Note

USD — United States Dollar

VAR — Variable Rate

The following is a list of the level of inputs used as of November 30, 2019 in valuing the Fund’s investments and other financial instruments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total
Municipal Bonds	$–	$985,204	$–	$985,204
Corporate Obligations	–	172,268	–	172,268
Preferred Stock	86,512	6,868	–	93,380
U.S. Treasury Obligations	–	79,963	–	79,963
Cash Equivalent	12,984	–	–	12,984

Total Investments in Securities	$99,496	$1,244,303	$–	$1,343,799

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Futures Contracts* Unrealized Depreciation	$(1)	$–	$–	$(1)

Total Other Financial Instruments	$(1)	$–	$–	$(1)

*	Futures contracts are values at the unrealized depreciations on the instrument.

For the period ended November 30, 2019, there were no transfers in or out of Level 3.

For information regarding the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

The following is a summary of the transactions with affiliates for the period ended November 30, 2019 ($ Thousands):

Security Description	Value 8/31/19 ($)	Purchases at Cost ($)	Proceeds from Sales ($)	Realized Gain (Loss) ($)	Change in Unrealized Appreciation (Depreciation) ($)	Value 11/30/19 ($)	Shares	Income ($)	Capital Gains ($)
SEI Daily Income Trust, Government Fund, Cl F	4,816	18,233	(10,065)	—	—	12,984	12,983,992	44	—

Amounts designated as “—” are $0.